As Filed with the Securities and Exchange Commission

                                on April 2, 2004


                        Securities Act File No. 333-67890
                    Investment Company Act File No. 811-10471

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [x]

                         Pre-Effective Amendment No.                       [ ]


                       Post-Effective Amendment No. 3                      [ ]
                                                    -


                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [x]


                               Amendment No. 5                             [ ]
                                             -


                        (Check appropriate box or boxes)
               Credit Suisse Institutional Money Market Fund, Inc.
              ----------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

      466 Lexington Avenue
       New York, New York                                   10017-3140
----------------------------                           ------------------
(Address of Principal Executive Offices)                   (Zip Code)

Registrant's Telephone Number, including Area Code:              (212) 875-3500

                                Hal Liebes, Esq.
               Credit Suisse Institutional Money Market Fund, Inc.
            -------------------------------------------------------


                              466 Lexington Avenue
                          New York, New York 10017-3140
                    (Name and Address of Agent for Services)


                                    Copy to:
                            Dianne E. O'Donnell, Esq.
                          Willkie Farr & Gallagher LLP
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering: May 1, 2004.


It is proposed that this filing will become effective (check appropriate box):

[  ]      immediately upon filing pursuant to paragraph (b)


[x]       on May 1, 2004 pursuant to paragraph (b)


[  ]      60 days after filing pursuant to paragraph (a)(1)

[  ]      on (date) pursuant to paragraph (a)(1)

[  ]      75 days after filing pursuant to paragraph (a)(2)

[  ]      on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[  ]      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE INSTITUTIONAL FUND
Prospectus

Class A Shares


May 1, 2004


          CREDIT SUISSE INSTITUTIONAL
          MONEY MARKET FUND, INC

          o    GOVERNMENT PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved this portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS

KEY POINTS.....................................................................4
   Goal and Principal Strategies...............................................4
   A Word About Risk...........................................................4
   Investor Profile............................................................5

PERFORMANCE SUMMARY............................................................6

INVESTOR EXPENSES..............................................................8
   Fees and Portfolio Expenses.................................................8
   Example.....................................................................9

THE PORTFOLIO IN DETAIL.......................................................10
   The Management Firm........................................................10
   Multi-Class Structure......................................................10
   Portfolio Information Key..................................................10
   Goal and Strategies........................................................11
   Portfolio Investments......................................................11
   Risk Factors...............................................................12
   Portfolio Management.......................................................12
   Financial Highlights.......................................................13

MORE ABOUT RISK...............................................................14
   Introduction...............................................................14
   Types of Investment Risk...................................................14
   Certain Investment Practices...............................................16

MORE ABOUT YOUR PORTFOLIO.....................................................17
   Share Valuation............................................................17
   Distributions..............................................................17
   Taxes......................................................................17
   Statements and Reports.....................................................18

BUYING SHARES.................................................................19

SELLING SHARES................................................................22

OTHER POLICIES................................................................24

OTHER INFORMATION.............................................................26
   About the Distributor......................................................26

FOR MORE INFORMATION..................................................back cover

                                   KEY POINTS

                          GOAL AND PRINCIPAL STRATEGIES


---------------------------------------------------------------------------------
GOAL                  PRINCIPAL STRATEGIES                 PRINCIPAL RISK FACTORS
---------------------------------------------------------------------------------
High current income   o    A money market fund that        o    Credit risk
consistent with            invests at least 80% of its
liquidity and              net assets in obligations       o    Income risk
stability of               issued or guaranteed by the
principal                  U.S. government, its agencies   o    Interest-rate
                           or instrumentalities                 risk

                      o    The portfolio also invests in   o    Market risk
                           high quality money market
                           instruments such as:

                           o    Fully-collateralized
                                repurchase agreements

                           o    Adjustable rate
                                obligations

                      o    Portfolio managers select
                           investments based on factors
                           such as yield, maturity and
                           liquidity, within the context
                           of their interest-rate
                           outlook

                      o    Seeks to maintain a stable
                           share price of $1
---------------------------------------------------------------------------------


A WORD ABOUT RISK

     All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

     Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

     Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the portfolio.

CREDIT RISK

     The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

INCOME RISK

     The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

INTEREST-RATE RISK

     Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values.

     A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.

MARKET RISK

     The market value of a security may fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.

INVESTOR PROFILE

     The portfolio is designed for investors who:

o    want to preserve the value of their investment

o are seeking an investment for the money-market portion of an asset-allocation portfolio

o are investing emergency reserves or other money for which safety and accessibility are more important than total return

     It may NOT be appropriate if you:

o    want federal deposit insurance

o    desire the higher income available from longer-term fixed-income funds

o    are investing for capital appreciation

     You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY


The bar chart and the table below provide an indication of the risks of investing in the portfolio. The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years. As with all mutual funds, past performance is not a prediction of future performance.

                             YEAR-BY-YEAR TOTAL RETURNS


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
YEAR ENDED 12/31:                                                          2003
--------------------------------------------------------------------------------
                                                                           1.07%

Best quarter: 0.31% (Q1 03)
Worst quarter: 0.23% (Q4 03)
Inception date: 1/25/02
-------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS

---------------------------------------------------------------------------------
PERIOD ENDED 12/31/03:    ONE YEAR   FIVE YEARS   TEN YEARS   LIFE OF   INCEPTION
                            2003      1999-2003   1994-2003    CLASS      DATE
---------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO
CLASS A                    1.07%        N/A         N/A       1.48%     1/25/02
---------------------------------------------------------------------------------

The total returns shown above are not the portfolio's yields. The portfolio's yield more closely reflects the portfolio's current earnings.


                                      YIELD

To obtain the portfolio's current 7-day yield, call toll-free 800-222-8977.


                            UNDERSTANDING PERFORMANCE

     o Total return tells you how much an investment in the portfolio has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a cumulative return or as an average annual rate of return.

     o A cumulative total return is the actual return of an investment for a specified period. The year-by-year total returns in the bar chart are examples of one-year cumulative total returns.

     o An average annual total return applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, assuming you held it for the entire period.

     o Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

                                INVESTOR EXPENSES

                           FEES AND PORTFOLIO EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses (before waivers and expense reimbursements or credits) are for the fiscal year ended December 31, 2003.


--------------------------------------------------------------------------------
Shareholder fees
   (paid directly from your investment)
--------------------------------------------------------------------------------
Sales charge (load) on purchases                                           NONE
--------------------------------------------------------------------------------
Deferred sales charge (load)                                               NONE
--------------------------------------------------------------------------------
Sales charge (load) on reinvested distributions                            NONE
--------------------------------------------------------------------------------
Redemption fees                                                            NONE
--------------------------------------------------------------------------------
Exchange fees                                                              NONE
--------------------------------------------------------------------------------
Annual portfolio operating expenses
   (deducted from portfolio assets)
--------------------------------------------------------------------------------
Management fee                                                             0.20%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                      NONE
--------------------------------------------------------------------------------
Other expenses                                                             0.18%
--------------------------------------------------------------------------------
Total annual portfolio operating expenses*                                 0.38%
--------------------------------------------------------------------------------


* Expected fees and expenses for the fiscal year ending December 31, 2004 (after waivers and expense reimbursements or credits) are shown below. Waivers and expense reimbursements are voluntary and may be reduced or discontinued at any time.


EXPENSES AFTER WAIVERS AND
REIMBURSEMENTS

Management fee                                                             0.02%
Distribution and service (12b-1) fees                                      NONE
Other expenses                                                             0.18%
                                                                           ----
Net annual portfolio operating expenses                                    0.20%

                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

-----------------------------------------------
ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
-----------------------------------------------
   $39        $122          $213        $480
-----------------------------------------------

                            THE PORTFOLIOS IN DETAIL

THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

o    Investment adviser for the portfolio

o Responsible for managing the portfolio's assets according to its goal and strategies

o A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients


o As of December 31, 2003, Credit Suisse Asset Management companies managed approximately $51.0 billion in the U.S. and $317.9 billion globally

o Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Budapest, Frankfurt, Luxembourg, Milan, Moscow, Paris, Prague, Sao Paulo, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission.

     For the 2003 fiscal year, the portfolio paid CSAM .02% of its average net assets for advisory services.


     For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.

MULTI-CLASS STRUCTURE

     The portfolio offers three classes of shares, Class A, Class B and Class C. This Prospectus offers the Class A shares, which are available directly from the portfolio. The Class B and Class C shares of the portfolio are each described in a separate Prospectus.

PORTFOLIO INFORMATION KEY

     A concise description of the portfolio begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

     The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

     The principal types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."

RISK FACTORS

     The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

FINANCIAL HIGHLIGHTS

     A table showing the audited financial performance for the portfolio for up to five years.


o TOTAL RETURN How much you would have earned or lost on an investment in the portfolio, assuming you had reinvested all distributions.

     The Annual Report includes the auditor's report, along with the portfolio's financial statements. It is available free upon request through the methods described on the back cover of this Prospectus.


GOAL AND STRATEGIES

     The portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests at least 80% of its assets, plus any borrowings for investment purposes, in U.S. Government securities. The portfolio also invests in other high quality, U.S. dollar-denominated money-market instruments. As money market fund managed pursuant to the requirements of Rule 2a-7, the portfolio seeks to maintain a stable $1 share price.

     In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. If rates are expected to fall, longer maturities may be purchased to try to preserve the portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise. The portfolio managers will sell a security in order to change the portfolio's average maturity or to take advantage of higher-yielding investment opportunities.


     The portfolio's 80% investment policy may be changed by the portfolio's Board of Directors on 60 days' notice to shareholders. The portfolio's investment objective may be changed without shareholder approval.


PORTFOLIO INVESTMENTS

     This portfolio invests in the following types of money-market instruments:

o U.S. government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities

o    fully-collateralized repurchase agreements

o    adjustable rate obligations

     No more than 5% of the portfolio's assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the portfolio's investments must be in the highest short-term rating category.

     The portfolio maintains an average maturity of 90 days or less, and only purchases securities that have remaining maturities of 397 days or less (as determined under SEC rules). To a limited extent, the portfolio may also engage in other investment practices.


     The portfolio's investments in U.S. Government securities include securities that are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association ("Ginnie Mae"); securities that are backed by the issuer's right to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Banks and the Federal National Mortgage Association ("Fannie Mae"); and securities that are backed only by the credit of the government-sponsored enterprise, such as obligations of the Federal Home Loan Mortgage Corporation ("Freddie Mac"). The portfolio's investments in Fannie Mae and Freddie Mac obligations are not backed by the full faith and credit of the U.S. government.


RISK FACTORS

     The portfolio's principal risk factors are:

o    credit risk

o    income risk

o    interest-rate risk

o    market risk

     The portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

     Since it is managed to maintain a constant $1 share price, the portfolio should have little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period.

     These risks are discussed in "More About Risk." That section also details other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.

PORTFOLIO MANAGEMENT

     A portfolio management team at CSAM makes the portfolio's day-to-day investment decisions.

                              FINANCIAL HIGHLIGHTS

The figures below have been audited by the portfolio's independent auditors, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the portfolio's Annual Report.


------------------------------------------------------------------------------
YEAR ENDED:                                              12/03      12/02(1)
------------------------------------------------------------------------------
Per share data
------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 1.0000   $ 1.0000
==============================================================================
INVESTMENT OPERATIONS
Net investment income                                    0.0107     0.0178
------------------------------------------------------------------------------
LESS DIVIDENDS
Dividends from net investment income                    (0.0107)   (0.0178)
------------------------------------------------------------------------------
Net asset value, end of period                         $ 1.0000   $ 1.0000
==============================================================================
Total return(2)                                            1.07%      1.80%
------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------
Net assets, end of period (000s omitted)               $ 42,619   $ 82,938

Ratio of expenses to average net assets                    0.20%      0.18%(3)

Ratio of net investment income to average net assets       1.06%      1.55%(3)

Decrease reflected in above operating expense
   ratios due to waivers/reimbursements                    0.18%      0.31%(3)
------------------------------------------------------------------------------


(1)  For the period January 25, 2002 (inception date) through December 31, 2002.


(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.


(3)  Annualized.

                                 MORE ABOUT RISK

INTRODUCTION

     A portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion on the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.

     The portfolio may use certain investment practices that have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

TYPES OF INVESTMENT RISK

The following risks are referred to throughout this Prospectus.

     Credit risk The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

     Exposure risk The risk associated with investments or practices that increase the amount of money the portfolio could gain or lose on an investment.

     o Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

     o Speculative To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks.

     Extension risk An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

     Income risk The portfolio's income level may decline because of falling interest rates.

     Interest-rate risk Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

     Liquidity risk Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

     Market risk The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.

     Prepayment risk Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

     Regulatory risk Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:


[X]  Permitted without limitation; does not indicate actual use


/20%/Italic type (e.g., 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g., 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

[ ]  Permitted, but not expected to be used to a significant extent

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                        LIMIT
--------------------------------------------------------------------------------

Eurodollar and Yankee obligations U.S. dollar-denominated certificates of deposit and other obligations issued or backed by foreign and U.S.
banks and other issuers. Credit, income, interest rate, market,
regulatory risks.                                                          /20%/

--------------------------------------------------------------------------------

Mortgage-backed and asset-backed securities Debt securities backed by pools of mortgages, including pass-through certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables. Credit, extension, interest-rate, liquidity, prepayment
risks.                                                                      [X]

--------------------------------------------------------------------------------

Repurchase agreements The purchase of a security with a commitment to resell the security back to the counterparty at the same price plus
interest. Credit risk.                                                      [X]

--------------------------------------------------------------------------------

Variable-rate master demand notes Unsecured instruments that provide for periodic adjustments in their interest rate and permit the indebtedness
of the issuer to vary. Credit, interest-rate, liquidity, market risks.      [X]

--------------------------------------------------------------------------------

When-issued securities and forward commitments The purchase or sale of securities for delivery at a future date; market value may change before
delivery. Liquidity, market, speculative exposure risks.                   /15%/

--------------------------------------------------------------------------------

                            MORE ABOUT YOUR PORTFOLIO

SHARE VALUATION

     The price of your shares is also referred to as their net asset value
(NAV).

     The NAV of each class of the portfolio is determined at 12:00 noon Eastern Time and at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern Time) each day the portfolio is open for business. The NAV is calculated by dividing the total assets of each class of the portfolio, less its liabilities, by the number of shares outstanding in each class.

     The portfolio values its securities using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

DISTRIBUTIONS

     As an investor in the portfolio, you will receive distributions.


     The portfolio may earn interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.


     The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes long-term capital gains (if any) to shareholders at least annually, at the end of its fiscal year. Short-term capital gains (if any) are distributed periodically as determined by the Board of Directors.

     Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

TAXES

     As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.



     As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.



     Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. However, the portfolio does not expect to realize long-term capital gains or to make capital gain distributions. The portfolio will mostly make dividend distributions from other sources (including short-term capital gains), which are generally taxed as ordinary income.

     We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category.


     Depending on provisions in your state's tax law, the portion of the portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.


     Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

     If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.


STATEMENTS AND REPORTS

     In general, you will receive account statements as follows:

o after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

o    after any changes of name or address of the registered owner(s)

o    otherwise, every calendar quarter

     The portfolio produces financial reports, which include a list of the portfolio holdings, semiannually and updates its prospectus annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailing to the same address, the portfolio may choose to mail only one report, prospectus or proxy statement to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, prospectuses or proxy statements, please call 800-222-8977.


     CSAM makes available, upon request and without charge, periodic listings of the portfolio securities held by the portfolio and other statistical characteristics of the portfolio (such as the portfolio's industry diversification). This information is made available after each month end on the portfolio's website www.csam.com.

                                  BUYING SHARES

OPENING AN ACCOUNT

     Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.


     If you need an application, call our Institutional Shareholder Services Center to receive one by mail or fax. You can make your initial investment by wire.


BUYING SHARES

     The portfolio is open Monday through Friday, except for the days the following holidays are observed: Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. If we receive your request in proper form, including payment, by 12:00 noon Eastern Time or by the close of the NYSE (usually 4:00 p.m. Eastern Time), your transaction will be priced at the NAV determined at 12:00 noon Eastern Time or at that day's closing NAV, respectively. If we receive a request after the close of the NYSE, it will be priced on the next business day at the NAV determined at 12:00 noon Eastern Time. "Proper form" means the portfolio has received a completed purchase application and payment for shares (as described in this Prospectus).


     In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the portfolio will not be able to open your account. If the portfolio is unable to verify your identity or the identity of any person authorized to act on your behalf, the portfolio and CSAM reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your portfolio shares will be redeemed at the net asset value per share next calculated after the determination has been made to close your account.


     The minimum initial investment in the portfolio is $1 million. There is no minimum for subsequent investments. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. The portfolio reserves the right to modify or waive minimum investment amounts.

     Investors may purchase shares of the portfolio in exchange for portfolio securities, with CSAM's permission. The portfolio securities must meet the following requirements:

o    Match the portfolio's investment objective and policies

o    Be considered by CSAM to be an appropriate investment for the portfolio

o    Be easily valued, liquid and not subject to restrictions on transfer

     You may have to pay administrative or custody costs if you make a purchase in kind and the execution of your purchase order may be delayed.

ADDING TO AN ACCOUNT

     You can add to your account in a variety of ways, as shown in the table.

                                  BUYING SHARES

OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
BY CHECK
--------------------------------------------------------------------------------
o    Complete a New Account Application.   o    Make your check payable to
                                                Credit Suisse Institutional
o    Make your check payable to Credit          Money Market Fund, Inc.,
     Suisse Institutional Money Market          Class A.
     Fund, Inc., Class A.
                                           o    Write the account number and
o    Write the portfolio name on the            the portfolio name on the check.
     check.
                                           o    Mail to the fund.
o    Mail to the fund.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------
o    Call our Institutional Shareholder    o    Call our Institutional
     Services Center to request an              Shareholder Services Center to
     exchange from another Credit Suisse        request an exchange from another
     Institutional fund or portfolio. Be        Credit Suisse Institutional fund
     sure to read the current Prospectus        or portfolio.
     for the new fund or portfolio.
                                           o    If you do not have telephone
o    If you do not have telephone               privileges, mail or fax a letter
     privileges, mail or fax a letter of        of instruction.
     instruction.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------
o    Complete and sign the New Account     o    Call our Institutional
     Application.                               Shareholder Services Center by
                                                12:00 noon Eastern Time or 4:00
o    Call our Institutional Shareholder         p.m. Eastern Time to inform us
     Services Center and fax the signed         of the incoming wire. Please be
     New Account Application by 12:00           sure to specify the account
     noon Eastern Time or 4:00 p.m.             registration, account number and
     Eastern Time.                              the fund and portfolio name on
                                                your wire advice.
o    The Institutional Shareholder
     Services Center will telephone you    o    Wire the money for receipt that
     with your account number. Please be        day.
     sure to specify the account
     registration, account number and
     the fund and portfolio name on your
     wire advice.

o    Wire your initial investment for
     receipt that day.

--------------------------------------------------------------------------------
BY ACH TRANSFER
--------------------------------------------------------------------------------
o    Cannot be used to open an account.    o    Call our Institutional
                                                Shareholder Services Center to
                                                request an ACH transfer from
                                                your bank.

                                           o    Your purchase will be effective
                                                at the next NAV calculated after
                                                we receive your order in proper
                                                form.

                                           o    Requires ACH on Demand
                                                privileges.

--------------------------------------------------------------------------------


                    INSTITUTIONAL SHAREHOLDER SERVICES CENTER
                                  800-222-8977
                     MONDAY - FRIDAY, 8:30 A.M. - 6 P.M. ET

                                 SELLING SHARES

SELLING SOME OR ALL OF YOUR SHARES         CAN BE USED FOR
--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
Write us a letter of instruction that      o    Sales of any amount.
includes:

o    your name(s) and signature(s)

o    the fund and portfolio name and
     account number

o    the dollar amount you want to sell

o    how to send the proceeds

Obtain a signature guarantee or other
documentation, if required (see "Selling
Shares in Writing").

Mail the materials to Credit Suisse
Institutional Money Market Fund, Inc.

If only a letter of instruction is
required, you can fax it to the
Institutional Shareholder Services
Center (unless a signature guarantee is
required).

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------
Call our Institutional Shareholder         o    Accounts with telephone
Services Center to request a redemption.        privileges.
You can receive the proceeds as:

o    a check mailed to the address of
     record

o    an ACH transfer to your bank

o    a wire to your bank

See  "By Wire or ACH Transfer" for
details.

--------------------------------------------------------------------------------
BY WIRE OR ACH TRANSFER
--------------------------------------------------------------------------------
o    Complete the "Wire Instructions"      o    Requests by phone or mail.
     section of your New Account
     Application.

o    For federal-funds wires, proceeds
     will be wired on the same business
     day. For ACH transfers, proceeds
     will be delivered within two
     business days.

--------------------------------------------------------------------------------

                                 HOW TO REACH US

Institutional Services Center
Toll Free: 800-222-8977
Fax: 888-606-8252

Mail:
Credit Suisse Institutional
Money Market Fund, Inc.
P.O. Box 55030
Boston, MA 02205-5030

Overnight/Courier Service:
Boston Financial Data Services, Inc.
Attn: Credit Suisse Institutional
Money Market Fund, Inc.
66 Brooks Drive
Braintree, MA 02184


Internet Web Site
www.csam.com


                                WIRE INSTRUCTIONS

State Street Bank and Trust Company
ABA# 0110 000 28
Attn: Mutual Funds/Custody Dept.
Credit Suisse Institutional
Money Market Fund, Inc.
Government Portfolio
DDA#
F/F/C: [Account Number and Registration]

SELLING SHARES IN WRITING

     Some circumstances require a written sell order, along with a signature guarantee. These include:

o    accounts whose address of record has been changed within the past 30 days


o    redemptions in certain large accounts (other than by exchange)


o requests to send the proceeds to a different payee or address than on record

o shares represented by certificates, which must be returned with your sell order

     A signature guarantee helps protect against fraud. You can obtain one from most banks, brokers, credit unions, national securities exchanges, savings associations or securities dealers, but not from a notary public.

RECENTLY PURCHASED SHARES

     For portfolio shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the portfolio may delay payment of your cash redemption proceeds for up to 10 calendar days from the day of purchase or until the purchase check has cleared, whichever is first.


                    INSTITUTIONAL SHAREHOLDER SERVICES CENTER
                                  800-222-8977
                     MONDAY - FRIDAY, 8:30 A.M. - 6 P.M. ET

                                 OTHER POLICIES

TRANSACTION DETAILS

     You are entitled to earned-dividend distributions as soon as your purchase order is executed. If we receive your purchase order and payment to purchase shares of the portfolio before 4:00 p.m. Eastern Time, you begin to earn dividend distributions on that day.

     Your purchase order will be canceled if you place a telephone order by 4:00 p.m. Eastern Time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the portfolio if your investment check or ACH transfer does not clear.

     If you wire money without first calling our Institutional Shareholder Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until 12:00 noon Eastern Time the following business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

     During periods of significant economic or market changes, it may be difficult to place orders by telephone.

     Uncashed redemption or distribution checks do not earn interest.

ACCOUNT CHANGES

     Call our Institutional Shareholder Services Center to update your account records whenever you change your address. The Institutional Shareholder Services Center can also help you change your account information or privileges.

SPECIAL SITUATIONS

     The portfolio reserves the right to:


o refuse any purchase or exchange request, including those from any person or group who, in the portfolio's view, has engaged or is likely to engage in market timing (i.e. frequent trading of portfolio shares designed to take advantage of short-term market movements). If the portfolio rejects an exchange, your redemption will be priced at the next-computed NAV. In determining whether to accept or reject a purchase or exchange request, the portfolio considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. Because market timing may hurt the portfolio and its shareholders, the portfolio tries to identify persons and groups who engage in market timing and reject purchase or exchange orders from them. The portfolio's efforts, however, to curb market timing may not be entirely successful. In particular, the portfolio's ability to monitor trades, including trades by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based-program accounts, among others, may be limited. As a result, the portfolio may not be able to identify instances of market timing.

     Depending on the portion of portfolio shares held through such financial intermediaries (which may represent most of portfolio shares), market timing could adversely affect shareholders


o change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

o    charge a wire-redemption fee

o make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations

o suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

o stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)


                    INSTITUTIONAL SHAREHOLDER SERVICES CENTER
                                  800-222-8977
                     MONDAY - FRIDAY, 8:30 A.M. - 6 P.M. ET

                                OTHER INFORMATION

ABOUT THE DISTRIBUTOR


     Credit Suisse Asset Management Securities, Inc. (CSAMSI), located at 466 Lexington Avenue, New York, New York 10017, is the portfolio's distributor. CSAMSI is affiliated with CSAM and is responsible for:


o    making the portfolio available to you

o    account servicing and maintenance of Class A shares

o    other administrative services related to the sale of Class A shares.


     The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. CSAM or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund - Distribution and Shareholder Servicing" in the SAI.

                       This page intentionally left blank

                              FOR MORE INFORMATION

     More information about the portfolio is available free upon request, including the following:

ANNUAL/SEMIANNUAL
REPORTS TO SHAREHOLDERS

     Includes financial statements, portfolio investments and detailed performance information.

OTHER INFORMATION

     A current Statement of Additional Information (SAI), which provides more details about the portfolio, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

     You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

     Please contact Credit Suisse Funds to obtain, without charge, the SAI, Annual and Semiannual Reports and other information and to make shareholder inquiries:

BY TELEPHONE:
     800-222-8977

BY FACSIMILE:
     646-354-5026

BY MAIL:
     Credit Suisse
     Institutional Money Market Fund, Inc.
     P.O. Box 55030
     Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
     Boston Financial Data Services, Inc.
     Attn: Credit Suisse Institutional
     Money Market Fund, Inc.
     66 Brooks Drive
     Braintree, MA 02184


ON THE INTERNET:
     www.csam.com


SEC File Number:
Credit Suisse Institutional
Money Market Fund, Inc.                                                811-10471


P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-222-8977 o WWW.CSAM.COM                                  SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSGVA-1-0504

                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE INSTITUTIONAL
MONEY MARKET FUND, INC.

Prospectus

Class B Shares


May 1, 2004


     CREDIT SUISSE
     INSTITUTIONAL FUND

     o    GOVERNMENT PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved this portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

Credit Suisse Institutional Fund is advised by Credit Suisse Asset Management, LLC.

                                      CONTENTS

KEY POINTS.....................................................................4
   Goal and Principal Strategies...............................................4
   A Word About Risk...........................................................4
   Investor Profile............................................................5

PERFORMANCE SUMMARY............................................................6

INVESTOR EXPENSES..............................................................8
   Fees and Portfolio Expenses.................................................8
   Example.....................................................................9

THE PORTFOLIO IN DETAIL.......................................................10
   The Management Firm........................................................10
   Portfolio Information Key..................................................10
   Goal and Strategies........................................................11
   Portfolio Investments......................................................11
   Risk Factors...............................................................12
   Portfolio Management.......................................................12
   Financial Highlights.......................................................13

MORE ABOUT RISK...............................................................14
   Introduction...............................................................14
   Types of Investment Risk...................................................14
   Certain Investment Practices...............................................16

MORE ABOUT YOUR PORTFOLIO.....................................................17
   Share Valuation............................................................17
   Distributions..............................................................17
   Taxes......................................................................17
   Statements and Reports.....................................................18

BUYING SHARES.................................................................19

SELLING SHARES................................................................21

OTHER POLICIES................................................................22

OTHER INFORMATION.............................................................24
   About the Distributor......................................................24

FOR MORE INFORMATION..................................................back cover

                                   KEY POINTS

                          GOAL AND PRINCIPAL STRATEGIES


-----------------------------------------------------------------------------------
GOAL                  PRINCIPAL STRATEGIES                  PRINCIPAL RISK FACTORS
-----------------------------------------------------------------------------------
High current income   o    A money market fund that         o    Credit risk
consistent with            invests at least 80% of its
liquidity and              net assets in obligations        o    Income risk
stability of               issued or guaranteed by the
principal                  U.S. government, its agencies    o    Interest-rate risk
                           or instrumentalities
                                                            o    Market risk
                      o    The portfolio also invests in
                           high quality money market
                           instruments such as:

                           o    Fully-collateralized
                                repurchase agreements

                           o    Adjustable rate
                                obligations

                      o    Portfolio managers select
                           investments based on factors
                           such as yield, maturity and
                           liquidity, within the context
                           of their interest-rate
                           outlook

                      o    Seeks to maintain a stable
                           share price of $1
-----------------------------------------------------------------------------------


A WORD ABOUT RISK

     All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

     Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

     Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the portfolio.

CREDIT RISK

     The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

INCOME RISK

     The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

INTEREST-RATE RISK

     Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values.

     A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.

MARKET RISK

     The market value of a security may fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.

INVESTOR PROFILE

     The portfolio is designed for investors who:

o    want to preserve the value of their investment

o are seeking an investment for the money-market portion of an asset-allocation portfolio

o are investing emergency reserves or other money for which safety and accessibility are more important than total return

     It may NOT be appropriate if you:

o    want federal deposit insurance

o    desire the higher income available from longer-term fixed-income funds

o    are investing for capital appreciation

     You should base your investment decision on your own goals, risk preferences and time horizon.

                              PERFORMANCE SUMMARY

The bar chart and the table below provide an indication of the risks of investing in the portfolio. The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years. As with all mutual funds, past performance is not a prediction of future performance.

                           YEAR-BY-YEAR TOTAL RETURNS

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

-------------------------------------------------------------------------------
YEAR ENDED 12/31:                                                          2003
-------------------------------------------------------------------------------
                                                                           0.97%
Best quarter: 0.29% (Q1 03)
Worst quarter: 0.21% (Q4 03)
Inception date:1/25/02
-------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------------
                         ONE YEAR   FIVE YEARS    10 YEARS   LIFE OF   INCEPTION
PERIOD ENDED 12/31/03:     2003      1999-2003   1994-2003    CLASS       DATE
--------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO
CLASS B                    0.97%        N/A         N/A       1.38%     1/25/02
--------------------------------------------------------------------------------

The total returns shown above are not the portfolio's yields. The portfolio's yield more closely reflects the portfolio's current earnings.



                                      YIELD

To obtain the portfolio's current 7-day yield, call toll-free 800-222-8977.


                            UNDERSTANDING PERFORMANCE

o Total return tells you how much an investment in the portfolio has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a cumulative return or as an average annual rate of return.

o A cumulative total return is the actual return of an investment for a specified period. The year-by-year total returns in the bar chart are examples of one-year cumulative total returns.

o An average annual total return applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return.This gives you an idea of an investment's annual contribution to your portfolio, assuming you held it for the entire period.

o Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

                                INVESTOR EXPENSES

                           FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses (before fee waivers and expense reimbursements or credits) are for the fiscal year ended December 31, 2003.

--------------------------------------------------------------------------------
 Shareholder fees
   (paid directly from your investment)
--------------------------------------------------------------------------------
 Sales charge (load) on purchases                                          NONE
--------------------------------------------------------------------------------
 Deferred sales charge (load)                                              NONE
--------------------------------------------------------------------------------
 Sales charge (load) on reinvested distributions                           NONE
--------------------------------------------------------------------------------
 Redemption fees                                                           NONE
--------------------------------------------------------------------------------
 Exchange fees                                                             NONE
--------------------------------------------------------------------------------
 Annual portfolio operating expenses
   (deducted from portfolio assets)
--------------------------------------------------------------------------------
 Management fee                                                            0.20%
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fee                                      0.10%
--------------------------------------------------------------------------------
 Other expenses                                                            0.18%
--------------------------------------------------------------------------------
 Total annual portfolio operating expenses*                                0.48%
--------------------------------------------------------------------------------


* Expected fees and expenses for the fiscal year ending December 31, 2004 (after waivers and expense reimbursements of credits) are shown below. Fee waivers and expense reimbursements are voluntary and may be reduced or discontinued at any time:


EXPENSES AFTER WAIVERS
AND REIMBURSEMENTS

Management fee                                                          0.02%
Distribution and service (12b-1) fee                                    0.10%
Other expenses                                                          0.18%
                                                                        ----
Net annual portfolio operating expenses                                 0.30%

                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

-----------------------------------------------
ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
-----------------------------------------------
  $49         $154          $269         $604
-----------------------------------------------

                             THE PORTFOLIO IN DETAIL

THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

o    Investment adviser for the portfolio

o Responsible for managing the portfolio's assets according to its goal and strategies

o A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and governmental clients.


o As of December 31, 2003, Credit Suisse Asset Management companies managed approximately $51.0 billion in the U.S. and $317.9 billion globally

o Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Budapest, Frankfurt, Luxembourg, Milan, Moscow, Paris, Prague, Sao Paulo, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission.

     For the 2003 fiscal year, the portfolio paid CSAM .02% of its average net assets for advisory services.



     For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.

MULTI-CLASS STRUCTURE

     The portfolio offers three classes of shares, Class A, Class B and Class C. This Prospectus offers the Class B shares, which are available through financial representatives. The Class A and Class C shares of the portfolio are each described in a separate Prospectus.


PORTFOLIO INFORMATION KEY

     A concise description of the portfolio begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

     The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

     The principal types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."

RISK FACTORS

     The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

FINANCIAL HIGHLIGHTS

     A table showing the audited financial performance for the portfolio for up to five years.


o TOTAL RETURN How much you would have earned or lost on an investment in the portfolio, assuming you had reinvested all dividend and capital-gain distributions.

     The Annual Report includes the auditor's report, along with the portfolio's financial statements. It is available free upon request through the methods described on the back cover of this Prospectus.


GOAL AND STRATEGIES

     The portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests at least 80% of its assets, plus any borrowings for investment purposes, in U.S. Government securities. The portfolio also invests in other high quality, U.S. dollar-denominated money-market instruments. As a money market fund managed pursuant to the requirements of Rule 2a-7, the portfolio seeks to maintain a stable $1 share price.

     In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. If rates are expected to fall, longer maturities may be purchased to try to preserve the portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise. The portfolio managers will sell a security in order to change the portfolio's average maturity or to take advantage of higher-yielding investment opportunities.


     The portfolio's 80% investment policy may be changed by the portfolio's Board of Directors on 60 days' notice to shareholders. The portfolio's investment objective may be changed without shareholder approval.


PORTFOLIO INVESTMENTS

     The portfolio invests in the following types of money-market instruments:

o U.S. government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities

o    fully-collateralized repurchase agreements

o    adjustable rate obligations

     No more than 5% of the portfolio's assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the portfolio's investments must be in the highest short-term rating category.

     The portfolio maintains an average maturity of 90 days or less, and only purchases securities that have remaining maturities of 397 days or less (as determined under SEC rules). To a limited extent, the portfolio may also engage in other investment practices.


     The portfolio's investments in U.S. Government securities include securities that are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association ("Ginnie Mae"); securities that are backed by the issuer's right to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Banks and the Federal National Mortgage Association ("Fannie Mae"); and securities that are backed only by the credit of the government-sponsored enterprise, such as obligations of the Federal Home Loan Mortgage Corporation ("Freddie Mac"). The portfolio's investments in Fannie Mae and Freddie Mac obligations are not backed by the full faith and credit of the U.S. government.


RISK FACTORS

     The portfolio's principal risk factors are:

o    credit risk

o    income risk

o    interest-rate risk

o    market risk

     The portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

     Since it is managed to maintain a constant $1 share price, the portfolio should have little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period.

     These risks are discussed in "More About Risk." That section also details other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.

PORTFOLIO MANAGEMENT

     A portfolio management team at CSAM makes the portfolio's day-to-day investment decisions.

                              FINANCIAL HIGHLIGHTS

The figures below have been audited by the portfolio's independent auditors, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the portfolio's Annual Report.


----------------------------------------------------------------------------------
YEAR ENDED:                                                  12/03    12/02(1)
----------------------------------------------------------------------------------
Per share data
------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 1.0000   $ 1.0000
==============================================================================
INVESTMENT OPERATIONS

Net investment income                                        0.0097     0.0169
------------------------------------------------------------------------------
LESS DIVIDENDS

Dividends from net investment income                        (0.0097)   (0.0169)

Net asset value, end of period                             $ 1.0000   $ 1.0000
==============================================================================
Total return(2)                                                0.97%      1.71%
------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                   $ 92,476   $ 75,169

Ratio of expenses to average net assets                        0.30%      0.28%(3)

Ratio of net investment income to average net assets           0.96%      1.46%(3)

Decrease reflected in above operating expense ratios due
   to waivers/reimbursements                                   0.18%      0.16%(3)
----------------------------------------------------------------------------------


(1)  For the period January 25, 2002 (inception date) through December 31, 2002.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                                 MORE ABOUT RISK

INTRODUCTION

     A portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion on the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.

     The portfolio may use certain investment practices that have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

TYPES OF INVESTMENT RISK

     The following risks are referred to throughout this Prospectus.

     Credit risk The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

     Exposure risk The risk associated with investments or practices that increase the amount of money the portfolio could gain or lose on an investment.

     o Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

     o Speculative To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks.

     Extension risk An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

     Income risk The portfolio's income level may decline because of falling interest rates.

     Interest-rate risk Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

     Liquidity risk Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

     Market risk The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.

     Prepayment risk Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

     Regulatory risk Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:


[X]  Permitted without limitation; does not indicate actual use


/20%/Italic type (e.g., 20%) represents an investment limitation as a percentage of net portfolio assets; does not indicate actual use

20% Roman type (e.g., 20%) represents an investment limitation as a percentage of total portfolio assets; does not indicate actual use

[ ]  Permitted, but not expected to be used to a significant extent


--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                        LIMIT
--------------------------------------------------------------------------------

Eurodollar and Yankee obligations U.S. dollar-denominated certificates of deposit and other obligations issued or backed by foreign and U.S banks and other issuers. Credit, income, interest rate, market,
regulatory risks.                                                          /20%/
--------------------------------------------------------------------------------

Mortgage-backed and asset-backed securities Debt securities backed by pools of mortgages, including pass-through certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables. Credit, extension, interest-rate, liquidity, prepayment
risks.                                                                      [X]
--------------------------------------------------------------------------------

Repurchase agreements The purchase of a security with a commitment to resell the security back to the counterparty at the same price plus
interest. Credit risk.                                                      [X]
--------------------------------------------------------------------------------

Variable-rate master demand notes Unsecured instruments that provide for periodic adjustments in their interest rate and permit the indebtedness
of the issuer to vary. Credit, interest-rate, liquidity, market risks.      [X]
--------------------------------------------------------------------------------

When-issued securities and forward commitments The purchase or sale of securities for delivery at a future date; market value may change before
delivery. Liquidity, market, speculative exposure risks.                   /15%/
--------------------------------------------------------------------------------

                  MORE ABOUT YOUR PORTFOLIO

SHARE VALUATION

     The price of your shares is also referred to as their net asset value
(NAV).

     The NAV of each class of the portfolio is determined at 12:00 noon Eastern Time and at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern Time) each day the portfolio is open for business. The NAV is calculated by dividing the total assets of each class of the portfolio, less its liabilities, by the number of shares outstanding in each class.

     The portfolio values its securities using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

DISTRIBUTIONS

     As an investor in the portfolio, you will receive distributions.

     The portfolio may earn interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.

     The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes long-term capital gains (if any) to shareholders at least annually, at the end of its fiscal year. Short-term capital gains (if any) are distributed periodically as determined by the Board of Directors.

     Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

TAXES

     As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

     As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.



     Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. However, the portfolio does not expect to realize long-term capital gains or to make capital gain distributions. The portfolio will mostly make dividend distributions from other sources (including short-term capital gains), which are generally taxed as ordinary income.


     We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category.


     Depending on provisions in your state's tax law, the portion of the portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.


     Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

     If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.


STATEMENTS AND REPORTS

     The portfolio produces financial reports, which include a list of the portfolio holdings, semiannually and updates its prospectus annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the portfolio may choose to mail only one report, prospectus or proxy statement to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, prospectuses or proxy statements, please contact your financial representative or call 800-222-8977.


     CSAM makes available, upon request and without charge, periodic listings of the portfolio securities held by the portfolio and other statistical characteristics of the portfolio (such as the portfolio's industry diversification). This information is made available after each month end on the portfolio's website www.csam.com.

                                  BUYING SHARES

OPENING AN ACCOUNT

     You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. Class B shares may not be available through all financial representatives. You should contact your financial representative for further information.

BUYING SHARES


     The portfolio is open Monday through Friday, except for the days the following holidays are observed: Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Your financial representative must receive your purchase order in proper form prior to 12:00 noon Eastern Time or by the close of the NYSE (usually 4:00 p.m. Eastern Time) in order for your transaction to be priced at the NAV determined at 12:00 noon Eastern Time or at that day's closing NAV, respectively. If the financial representative receives it after the close of the NYSE, it will be priced on the next business day at the NAV determined at 12:00 noon Eastern Time. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper form" means the portfolio or your financial representative, as the case may be, has received a completed purchase application and payment for shares (as described in this Prospectus).

     In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the portfolio will not be able to open your account. If the portfolio is unable to verify your identity or the identity of any person authorized to act on your behalf, the portfolio and CSAM reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your portfolio shares will be redeemed at the net asset value per share next calculated after the determination has been made to close your account.


     To purchase shares by check, mail or deliver your check payable to your financial representative who will deposit it into the portfolio. Please write the portfolio name on the check.

     Financial representatives may offer an automatic sweep for the shares of the portfolio in the operation of cash management or brokerage accounts for their customers. A sweep feature allows you to have free credit balances in your brokerage account invested in the portfolio. Free credit balances in excess of the minimums are automatically invested in the portfolio in accordance with the terms of your brokerage account. For more information contact your financial representative.

     Except for automatic sweep arrangements, the minimum initial investment in the portfolio is $1 million and there is no minimum for subsequent investments. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. Your financial representative may impose a minimum account balance necessary to keep your account open. Please read their program materials for any special provisions or additional service guidelines that may apply to your investment. The portfolio reserves the right to modify or waive minimum investment amounts or account balance requirements.

     Investors may purchase shares of the portfolio in exchange for portfolio securities, with CSAM's permission. The portfolio securities must meet the following requirements:

o    Match the portfolio's investment objective and policies

o    Be considered by CSAM to be an appropriate investment for the portfolio

o    Be easily valued, liquid and not subject to restrictions on transfer

     You may have to pay administrative or custody costs if you make a purchase in kind and the execution of your purchase order may be delayed.

                                 SELLING SHARES

REDEEMING SHARES

     You should contact your financial representative to redeem shares of the portfolio. A signature guarantee may be required in some circumstances before your redemption can be processed. You can obtain a signature guarantee from most banks, brokers, credit unions, national securities exchanges, savings associations or securities dealers, but not from a notary public. Your redemption will be processed at the net asset value per share next computed following the receipt by your financial representative of your request in proper form. You also may redeem shares by cash sweep. If your financial representative offers an automatic sweep arrangement, the sweep will automatically transfer from the portfolio sufficient amounts to cover security purchases in your brokerage account.

                                 OTHER POLICIES

TRANSACTION DETAILS

     You are entitled to earned-dividend distributions as soon as your purchase order is executed. If we receive your purchase order and payment to purchase shares of the portfolio before 4:00 p.m. Eastern Time, you begin to earn dividend distributions on that day.

     Your purchase order will be canceled if your financial representative places a telephone order by 4:00 p.m. Eastern Time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the portfolio if your investment check or electronic transfer (ACH) does not clear.

     If your financial representative wires money without first calling our Institutional Shareholder Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until 12:00 noon Eastern Time the following business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

     Uncashed redemption or distribution checks do not earn interest.

ACCOUNT CHANGES

     Call your financial representative to update your account records whenever you change your address. Your financial representative can also help you change your account information or privileges.

SPECIAL SITUATIONS

     The portfolio reserves the right to:


o refuse any purchase or exchange request, including those from any person or group who, in the portfolio's view, has engaged or is likely to engage in market timing (i.e. frequent trading of portfolio shares designed to take advantage of short-term market movements). If the portfolio rejects an exchange, your redemption will be priced at the next-computed NAV. In determining whether to accept or reject a purchase or exchange request, the portfolio considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. Because market timing may hurt the portfolio and its shareholders, the portfolio tries to identify persons and groups who engage in market timing and reject purchase or exchange orders from them. The portfolio's efforts, however, to curb market timing may not be entirely successful. In particular, the portfolio's ability to monitor trades, including trades by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based-program accounts, among others, may be limited. As a result, the portfolio may not be able to identify instances of market timing. Depending on the portion of portfolio shares held through such financial intermediaries (which may represent most of portfolio shares), market timing could adversely affect shareholders

o change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

o    charge a wire-redemption fee

o make a "redemption in kind" - payment in portfolio securities rather than cash - for certain large redemption amounts that could hurt portfolio operations

o suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

o stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)


                    INSTITUTIONAL SHAREHOLDER SERVICES CENTER
                                  800-222-8977
                MONDAY - FRIDAY, 8:30 A.M. - 6 P.M. EASTERN TIME

                                OTHER INFORMATION

ABOUT THE DISTRIBUTOR


     Credit Suisse Asset Management Securities, Inc. (CSAMSI), located at 466 Lexington Avenue, New York, New York 10017, is the portfolio's distributor. CSAMSI is affiliated with CSAM and is responsible for making Class B shares of the portfolio available to you.


     The portfolio has adopted a 12b-1 Plan with respect to its Class B shares pursuant to the rules under the Investment Company Act of 1940. The plan allows the portfolio to pay for the sale and servicing of Class B shares. Under the plan, the distributor is paid 0.10% of the average daily net assets of the portfolio. Since these fees are paid out of Class B assets on an ongoing basis, over time these fees will increase the cost of your investment. Distribution and service fees are used to pay the distributor to promote the sale of Class B shares and the servicing of accounts of the Class B shareholders.

     The expenses incurred by the distributor under the 12b-1 Plan include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.


     The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. CSAM or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund - Distribution and Shareholder Servicing" in the SAI.

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

                              FOR MORE INFORMATION

     More information about the portfolio is available free upon request, including the following:

ANNUAL/SEMIANNUAL
REPORTS TO SHAREHOLDERS

     Includes financial statements, portfolio investments and detailed performance information.

OTHER INFORMATION

     A current Statement of Additional Information (SAI), which provides more details about the portfolio, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

     You may visit the SEC's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

     Please contact the Trust to obtain, without charge, the SAI, Annual and Semiannual Reports and other information, and to make shareholder inquiries:

BY TELEPHONE:
     800-222-8977

BY FACSIMILE:
     646-354-5026

BY MAIL:
     Credit Suisse Institutional
     Money Market Fund, Inc.
     P.O. Box 55030
     Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
     Boston Financial Data Services, Inc.
     Attn: Credit Suisse Institutional
     Money Market Fund, Inc.
     66 Brooks Drive
     Braintree, MA 02184


ON THE INTERNET:
     www.csam.com


SEC file number:
Credit Suisse Institutional
Money Market Fund, Inc.                                                811-10471


P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-222-8977 o WWW.CSAM.COM                                  SUISSE | MANAGEMENT


CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSGVB-1-0504

                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE INSTITUTIONAL FUND
Prospectus

Class C Shares


May 1, 2004


     CREDIT SUISSE INSTITUTIONAL
     MONEY MARKET FUND, INC.

     o    GOVERNMENT PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved this portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS

KEY POINTS.....................................................................4
   Goal and Principal Strategies...............................................4
   A Word About Risk...........................................................4
   Investor Profile............................................................5

PERFORMANCE SUMMARY............................................................6

INVESTOR EXPENSES..............................................................8
   Fees and Portfolio Expenses.................................................8
   Example.....................................................................9

THE PORTFOLIO IN DETAIL.......................................................10
   The Management Firm........................................................10
   Portfolio Information Key..................................................10
   Goal and Strategies........................................................11
   Portfolio Investments......................................................11
   Risk Factors...............................................................12
   Portfolio Management.......................................................12
   Financial Highlights.......................................................13

MORE ABOUT RISK...............................................................14
   Introduction...............................................................14
   Types of Investment Risk...................................................14
   Certain Investment Practices...............................................16

MORE ABOUT YOUR PORTFOLIO.....................................................17
   Share Valuation............................................................17
   Distributions..............................................................17
   Taxes......................................................................17
   Statements and Reports.....................................................18

BUYING SHARES.................................................................19

SELLING SHARES................................................................21

OTHER POLICIES................................................................22

OTHER INFORMATION.............................................................24
   About the Distributor......................................................24

FOR MORE INFORMATION..................................................back cover

                                   KEY POINTS

                         GOALS AND PRINCIPAL STRATEGIES


--------------------------------------------------------------------------------------------
GOAL                      PRINCIPAL STRATEGIES                       PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------------------
High current income       o    A money market fund that invests at   o    Credit risk
consistent with                least 80% of its net assets in
liquidity and stability        obligations issued or guaranteed by   o    Income risk
of principal                   the U.S. government, its agencies
                               or instrumentalities                  o    Interest-rate risk

                          o    The portfolio also invests in high    o    Market risk
                               quality money market instruments
                               such as:

                               o    Fully-collateralized
                                    repurchase agreements

                               o    Adjustable rate obligations

                          o    Portfolio managers select
                               investments based on factors such
                               as yield, maturity and liquidity,
                               within the context of their
                               interest-rate outlook

                          o    Seeks to maintain a stable share
                               price of $1
--------------------------------------------------------------------------------------------


A WORD ABOUT RISK

     All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

     Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

     Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the portfolio.

CREDIT RISK

     The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

INCOME RISK

     The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

INTEREST-RATE RISK

     Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values.

     A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.

MARKET RISK

     The market value of a security may fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.

INVESTOR PROFILE

     The portfolio is designed for investors who:

o    want to preserve the value of their investment

o are seeking an investment for the money-market portion of an asset-allocation portfolio

o are investing emergency reserves or other money for which safety and accessibility are more important than total return

     It may NOT be appropriate if you:

o    want federal deposit insurance

o    desire the higher income available from longer-term fixed-income funds

o    are investing for capital appreciation

     You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY


The bar chart and the table below provide an indication of the risks of investing in the portfolio. The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years. As with all mutual funds, past performance is not a prediction of future performance.

                           YEAR-BY-YEAR TOTAL RETURNS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

YEAR ENDED 12/31:                                                          2003
-------------------------------------------------------------------------------
                                                                           0.82%

Best quarter: 0.25% (Q1 03)
Worst quarter: 0.17% (Q4 03)
Inception date: 1/25/02
-------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS

---------------------------------------------------------------------------------
PERIOD ENDED 12/31/03:    ONE YEAR   FIVE YEARS   TEN YEARS   LIFE OF   INCEPTION
                            2003     1999-2003    1994-2003    CLASS       DATE
---------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO
CLASS C                    0.82%       N/A          N/A       1.23%     1/25/02
---------------------------------------------------------------------------------

The total returns shown above are not the portfolio's yields. The portfolio's yield more closely reflects the portfolio's current earnings.

                                      YIELD

To obtain the portfolio's current 7-day yield, call toll-free 800-222-8977.


                            UNDERSTANDING PERFORMANCE

     o Total return tells you how much an investment in the portfolio has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a cumulative return or as an average annual rate of return.

     o A cumulative total return is the actual return of an investment for a specified period. The year-by-year total returns in the bar chart are examples of one-year cumulative total returns.

     o An average annual total return applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, assuming you held it for the entire period.

     o Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

                                INVESTOR EXPENSES

                           FEES AND PORTFOLIO EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses (before fee waivers and expense reimbursements or credits) are for the fiscal year ended December 31, 2003.


-------------------------------------------------------------------------------
Shareholder fees
   (paid directly from your investment)
-------------------------------------------------------------------------------
Sales charge (load) on purchases                                           NONE
-------------------------------------------------------------------------------
Deferred sales charge (load)                                               NONE
-------------------------------------------------------------------------------
Sales charge (load) on reinvested distributions                            NONE
-------------------------------------------------------------------------------
Redemption fees                                                            NONE
-------------------------------------------------------------------------------
Exchange fees                                                              NONE
-------------------------------------------------------------------------------
Annual portfolio operating expenses
   (deducted from portfolio assets)
-------------------------------------------------------------------------------
Management fee                                                             0.20%
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                      0.25%
-------------------------------------------------------------------------------
Other expenses                                                             0.18%
-------------------------------------------------------------------------------
Total annual portfolio operating expenses*                                 0.63%
-------------------------------------------------------------------------------


* Expected fees and expenses for the fiscal year ending December 31, 2004 (after waivers and expense reimbursements or credits) are shown below. Waivers and expense reimbursements are voluntary and may be reduced or discontinued at any time.


EXPENSES AFTER WAIVERS
AND REIMBURSEMENTS

Management fee                                                             0.02%
Distribution and service (12b-1) fees                                      0.25%
Other expenses                                                             0.18%
                                                                           ----
Net annual portfolio operating expenses                                    0.45%

                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

-----------------------------------------------
ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
-----------------------------------------------
  $64         $202          $351        $786
-----------------------------------------------

                             THE PORTFOLIO IN DETAIL

THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

o    Investment adviser for the portfolio

o Responsible for managing the portfolio's assets according to its goal and strategies

o A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients.


o As of December 31, 2003, Credit Suisse Asset Management companies managed approximately $51.0 billion in the U.S. and $317.9 billion globally

o Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Budapest, Frankfurt, Luxembourg, Milan, Moscow, Paris, Prague, Sao Paulo, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission.

     For the 2003 fiscal year, the portfolio paid CSAM .02% of its average net assets for advisory services.


     For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.


MULTI-CLASS STRUCTURE

     The portfolio offers three classes of shares, Class A, Class B and Class C. This Prospectus offers the Class C shares, which are available through financial representatives. The Class A and Class B shares of the portfolio are each described in a separate Prospectus.


PORTFOLIO INFORMATION KEY

     A concise description of the portfolio begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

     The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

     The principal types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."

RISK FACTORS

     The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

FINANCIAL HIGHLIGHTS

     A table showing the audited financial performance for the portfolio for up to five years.


o TOTAL RETURN How much you would have earned or lost on an investment in the portfolio, assuming you had reinvested all distributions.

     The Annual Report includes the auditor's report, along with the portfolio's financial statement. It is available free upon request through the methods described on the back cover of this Prospectus.


GOAL AND STRATEGIES

     The Portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests at least 80% of its assets, plus any borrowings for investment purposes, in U.S. Government securities. The portfolio also invests in other high quality, U.S. dollar-denominated money-market instruments. As a money market fund managed pursuant to the requirements of Rule 2a-7, the portfolio seeks to maintain a stable $1 share price.

     In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. If rates are expected to fall, longer maturities may be purchased to try to preserve the portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise. The portfolio managers will sell a security in order to change the portfolio's average maturity or to take advantage of higher-yielding investment opportunities.


     The portfolio's 80% investment policy may be changed by the portfolio's Board of Directors on 60 days' notice to shareholders. The portfolio's investment objective may be changed without shareholder approval.


PORTFOLIO INVESTMENTS

     The portfolio invests in the following types of money-market instruments:

o U.S. government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities

o    fully-collateralized repurchase agreements

o    adjustable rate obligations

     No more than 5% of the portfolio's assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the portfolio's investments must be in the highest short-term rating category.

     The portfolio maintains an average maturity of 90 days or less, and only purchases securities that have remaining maturities of 397 days or less (as determined under SEC rules). To a limited extent, the portfolio may also engage in other investment practices.

     The portfolio's investments in U.S. Government securities include securities that are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association ("Ginnie Mae"); securities that are backed by the issuer's right to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Banks and the Federal National Mortgage Association ("Fannie Mae"); and securities that are backed only by the credit of the government-sponsored enterprise, such as obligations of the Federal Home Loan Mortgage Corporation ("Freddie Mac"). The portfolio's investments in Fannie Mae and Freddie Mac obligations are not backed by the full faith and credit of the U.S. government.


RISK FACTORS

     The portfolio's principal risk factors are:

o    credit risk

o    income risk

o    interest-rate risk

o    market risk

     The portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

     Since it is managed to maintain a constant $1 share price, the portfolio should have little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period.

     These risks are discussed in "More About Risk." That section also details other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.

PORTFOLIO MANAGEMENT

     A portfolio management team at CSAM makes the portfolio's day-to-day investment decisions.

                              FINANCIAL HIGHLIGHTS

The figures below have been audited by the portfolio's independent auditors, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the portfolio's Annual Report.


-------------------------------------------------------------------------------------
YEAR ENDED:                                                     12/03      12/02(1)
-------------------------------------------------------------------------------------
Per share data
-------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 1.0000   $ 1.0000
=====================================================================================
INVESTMENT OPERATIONS
Net investment income                                           0.0082     0.0155
-------------------------------------------------------------------------------------
LESS DIVIDENDS
Dividends from net investment income                           (0.0082)   (0.0155)
-------------------------------------------------------------------------------------
Net asset value, end of period                                $ 1.0000   $ 1.0000
=====================================================================================
Total return(2)                                                   0.82%      1.56%
-------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                      $ 22,874   $ 22,578
Ratio of expenses to average net assets                           0.45%      0.42%(3)
Ratio of net investment income to average net assets              0.81%      1.31%(3)
Decrease reflected in above operating expense ratios due to
   waivers/reimbursements                                         0.18%      0.15%(3)
-------------------------------------------------------------------------------------


(1)  For the period January 25, 2002 (inception date) through December 31, 2002.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                                 MORE ABOUT RISK

INTRODUCTION

     A portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion on the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.

     The portfolio may use certain investment practices that have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

TYPES OF INVESTMENT RISK

     The following risks are referred to throughout this Prospectus.

     Credit risk The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

     Exposure risk The risk associated with investments or practices that increase the amount of money the portfolio could gain or lose on an investment.

     o Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

     o Speculative To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks.

     Extension risk An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

     Income risk The portfolio's income level may decline because of falling interest rates.

     Interest-rate risk Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

     Liquidity risk Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

     Market risk The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.

     Prepayment risk Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

     Regulatory risk Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:


[X]  Permitted without limitation; does not indicate actual use


/20%/Italic type (e.g., 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g., 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

[ ]  Permitted, but not expected to be used to a significant extent

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                        LIMIT
--------------------------------------------------------------------------------

Eurodollar and Yankee obligations U.S. dollar-denominated
certificates of deposit and other obligations issued or
backed by foreign and U.S. banks and other issuers.
Credit, income, interest rate, market, regulatory risks.                   /20%/

--------------------------------------------------------------------------------

Mortgage-backed and asset-backed securities Debt securities
backed by pools of mortgages, including pass-through
certificates and other senior classes of collateralized
mortgage obligations (CMOs), or other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks.                      [X]

--------------------------------------------------------------------------------

Repurchase agreements The purchase of a security with a
commitment to resell the security back to the counterparty
at the same price plus interest. Credit risk.                               [X]

--------------------------------------------------------------------------------

Variable-rate master demand notes Unsecured instruments that provide for periodic adjustments in their interest rate and
permit the indebtedness of the issuer to vary. Credit,
interest-rate, liquidity, market risks.                                     [X]

--------------------------------------------------------------------------------

When-issued securities and forward commitments The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market, speculative
exposure risks.                                                            /15%/

--------------------------------------------------------------------------------

                            MORE ABOUT YOUR PORTFOLIO

SHARE VALUATION

     The price of your shares is also referred to as their net asset value
(NAV).

     The NAV of each class of the portfolio is determined at 12:00 noon Eastern Time and at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern Time) each day the portfolio is open for business. The NAV is calculated by dividing the total assets of each class of the portfolio, less its liabilities, by the number of shares outstanding in each class.

     The portfolio values its securities using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

DISTRIBUTIONS

     As an investor in the portfolio, you will receive distributions.


     The portfolio may earn interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.


     The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes long-term capital gains (if any) to shareholders at least annually, at the end of the fiscal year. Short-term capital gains (if any) are distributed periodically as determined by the Board of Directors.

     Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

TAXES

     As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.



     As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.



     Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. However, the portfolio does not expect to realize long-term capital gains or to make capital gain distributions. The portfolio will mostly make dividend distributions from other sources (including short-term capital gains), which are generally taxed as ordinary income.

     We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category.


     Depending on provisions in your state's tax law, the portion of the portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.


     Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

     If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.


STATEMENTS AND REPORTS

     The portfolio produces financial reports, which include a list of the portfolio holdings, semiannually and updates its prospectus annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the portfolio may choose to mail only one report, prospectus or proxy statement to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, prospectuses or proxy statements, please contact your financial representative or call 800-222-8977.


     CSAM makes available, upon request and without charge, periodic listings of the portfolio securities held by the portfolio and other statistical characteristics of the portfolio (such as the portfolio's industry diversification). This information is made available after each month end on the portfolio's website www.csam.com.

                                  BUYING SHARES

OPENING AN ACCOUNT

     You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. Class C shares may not be available through all financial representatives. You should contact your financial representative for further information.

BUYING SHARES

     The portfolio is open Monday through Friday, except for the days the following holidays are observed: Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Your financial representative must receive your purchase order in proper form prior to 12:00 noon Eastern Time or by the close of the NYSE (usually 4:00 p.m. Eastern Time) in order for your transaction to be priced at the NAV determined at 12:00 noon Eastern Time or at that day's closing NAV, respectively. If the financial representative receives it after the close of the NYSE, it will be priced on the next business day at the NAV determined at 12:00 noon Eastern Time. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper form" means the portfolio or your financial representative, as the case may be, has received a completed purchase application and payment for shares (as described in this Prospectus).


     In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the portfolio will not be able to open your account. If the portfolio is unable to verify your identity or the identity of any person authorized to act on your behalf, the portfolio and CSAM reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your portfolio shares will be redeemed at the net asset value per share next calculated after the determination has been made to close your account.


     To purchase shares by check, mail or deliver your check payable to your financial representative who will deposit it into the portfolio. Please write the portfolio name on the check.

     Financial representatives may offer an automatic sweep for the shares of the portfolio in the operation of cash management or brokerage accounts for their customers. A sweep feature allows you to have free credit balances in your brokerage account invested in the portfolio. Free credit balances in excess of the minimums are automatically invested in the portfolio in accordance with the terms of your brokerage account. For more information contact your financial representative.

     Except for automatic sweep arrangements, the minimum initial investment in the portfolio is $1 million and there is no minimum for subsequent investments. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. Your financial representative may impose a minimum account balance requirement necessary to keep your account open. Please read their program materials for any special provisions or additional service guidelines that may apply to your investment. The portfolio reserves the right to modify or waive minimum investment amounts or account balance requirements.

     Investors may purchase shares of the portfolio in exchange for portfolio securities, with CSAM's permission. The portfolio securities must meet the following requirements:

o    Match the portfolio's investment objective and policies

o    Be considered by CSAM to be an appropriate investment for the portfolio

o    Be easily valued, liquid and not subject to restrictions on transfer

     You may have to pay administrative or custody costs if you make a purchase in kind and the execution of your purchase order may be delayed.

                                 SELLING SHARES

REDEEMING SHARES

     You should contact your financial representative to redeem shares of the portfolio. A signature guarantee may be required in some circumstances before your redemption can be processed. You can obtain a signature guarantee from most banks, brokers, credit unions, national securities exchanges, savings associations or securities dealers, but not from a notary public. Your redemption will be processed at the net asset value per share next computed following the receipt by your financial representative of your request in proper form. You also may redeem shares by cash sweep. If your financial representative offers an automatic sweep arrangement, the sweep will automatically transfer from the portfolio sufficient amounts to cover security purchases in your brokerage account.

                                 OTHER POLICIES

TRANSACTION DETAILS

     You are entitled to earned-dividend distributions as soon as your purchase order is executed. If we receive your purchase order and payment to purchase shares of the portfolio before 4:00 p.m. Eastern Time, you begin to earn dividend distributions on that day.

     Your purchase order will be canceled if your financial representative places a telephone order by 4:00 p.m. Eastern Time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the portfolio if your investment check or electronic transfer (ACH) does not clear.

     If your financial representative wires money without first calling our Institutional Shareholder Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until 12:00 noon Eastern Time the following business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

     Uncashed redemption or distribution checks do not earn interest.

ACCOUNT CHANGES

     Call your financial representative to update your account records whenever you change your address. Your financial representative can also help you change your account information or privileges.

SPECIAL SITUATIONS

     The portfolio reserves the right to:


o refuse any purchase or exchange request, including those from any person or group who, in the portfolio's view, has engaged or is likely to engage in market timing (i.e. frequent trading of portfolio shares designed to take advantage of short-term market movements). If the portfolio rejects an exchange, your redemption will be priced at the next-computed NAV. In determining whether to accept or reject a purchase or exchange request, the portfolio considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. Because market timing may hurt the portfolio and its shareholders, the portfolio tries to identify persons and groups who engage in market timing and reject purchase or exchange orders from them. The portfolio's efforts, however, to curb market timing may not be entirely successful. In particular, the portfolio's ability to monitor trades, including trades by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based-program accounts, among others, may be limited. As a result, the portfolio may not be able to identify instances of market timing. Depending on the portion of portfolio shares held through such financial intermediaries (which may represent most of portfolio shares), market timing could adversely affect shareholders


o change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

o    charge a wire-redemption fee

o make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations

o suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

o stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)


                    INSTITUTIONAL SHAREHOLDER SERVICES CENTER
                                  800-222-8977
                MONDAY - FRIDAY, 8:30 A.M. - 6 P.M. EASTERN TIME

                                OTHER INFORMATION

ABOUT THE DISTRIBUTOR

     Credit Suisse Asset Management Securities, Inc. (CSAMSI), located at 466 Lexington Avenue, New York, New York 10017, is the fund's distributor. CSAMSI is affiliated with CSAM and is responsible for making Class C shares of the portfolio available to you.

     The portfolio has adopted a 12b-1 Plan with respect to its Class C shares pursuant to the rules under the Investment Company Act of 1940. The plan allows the portfolio to pay for the sale and servicing of Class C shares. Under the plan, the distributor is paid 0.25% of the average daily net assets of the portfolio. Since these fees are paid out of Class C assets on an ongoing basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges. Distribution and service fees are used to pay the distributor to promote the sale of Class C shares and the servicing of accounts of the Class C shareholders.

     The expenses incurred by the distributor under the 12b-1 Plan include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.


     The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. CSAM or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund - Distribution and Shareholder Servicing" in the SAI.

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

                              FOR MORE INFORMATION

     More information about the portfolio is available free upon request, including the following:

ANNUAL/SEMIANNUAL
REPORTS TO SHAREHOLDERS

     Includes financial statements, portfolio investments and detailed performance information.

OTHER INFORMATION

     A current Statement of Additional Information (SAI), which provides more details about the portfolio, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

     You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

     Please contact Credit Suisse Funds to obtain, without charge, the SAI, Annual and Semiannual Reports and other information and to make shareholder inquiries:

BY TELEPHONE:
     800-222-8977

BY FACSIMILE:
     646-354-5026

BY MAIL:
     Credit Suisse Institutional
     Money Market Fund, Inc.
     P.O. Box 55030
     Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
     Boston Financial Data Services, Inc.
     Attn: Credit Suisse Institutional
     Money Market Fund, Inc.
     66 Brooks Drive
     Braintree, MA 02184


ON THE INTERNET:
     www.csam.com


SEC file number:
Credit Suisse Institutional
Money Market Fund, Inc.                                                811-10471


P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-222-8977 o WWW.CSAM.COM                                  SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSGVC-1-0504

                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE INSTITUTIONAL FUND
Prospectus

Class A Shares


May 1, 2004


     CREDIT SUISSE INSTITUTIONAL
     MONEY MARKET FUND, INC.

     o    PRIME PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved this portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS

KEY POINTS.....................................................................4
   Goal and Principal Strategies...............................................4
   A Word About Risk...........................................................4
   Investor Profile............................................................5

PERFORMANCE SUMMARY............................................................6
   Year-by-Year Total Returns..................................................6
   Average Annual Total Returns................................................7

INVESTOR EXPENSES..............................................................8
   Fees and Portfolio Expenses.................................................8
   Example.....................................................................9

THE PORTFOLIO IN DETAIL.......................................................10
   The Management Firm .......................................................10
   Multi-Class Structure......................................................10
   Portfolio Information Key..................................................10
   Goal and Strategies........................................................11
   Portfolio Investments......................................................11
   Risk Factors...............................................................12
   Portfolio Management.......................................................12
   Financial Highlights.......................................................13

MORE ABOUT RISK...............................................................14
   Introduction...............................................................14
   Types of Investment Risk...................................................14
   Certain Investment Practices...............................................16

MORE ABOUT YOUR PORTFOLIO.....................................................17
   Share Valuation............................................................17
   Distributions..............................................................17
   Taxes......................................................................17
   Statements and Reports.....................................................18

BUYING SHARES.................................................................19

SELLING SHARES................................................................21

OTHER POLICIES................................................................23

OTHER INFORMATION.............................................................25
   About the Distributor......................................................25

FOR MORE INFORMATION..................................................back cover

                                   KEY POINTS

                          GOAL AND PRINCIPAL STRATEGIES


-------------------------------------------------------------------------------------------------
GOAL                        PRINCIPAL STRATEGIES                          PRINCIPAL RISK FACTORS
-------------------------------------------------------------------------------------------------
High current income         o    A money market fund that invests in      o    Credit risk
consistent with liquidity        high-quality money-market instruments
and stability of                 such as:                                 o    Income risk
principal
                                 o    obligations issued or guaranteed    o    Interest-rate risk
                                      by the U.S. government, its
                                      agencies or instrumentalities       o    Market risk

                                 o    bank and corporate debt
                                      obligations

                                 o    fully-collateralized repurchase
                                      agreements

                            o    Portfolio managers select investments
                                 based on factors such as yield,
                                 maturity and liquidity, within the
                                 context of their interest-rate outlook

                            o    Seeks to maintain a stable share price
                                 of $1
-------------------------------------------------------------------------------------------------


A WORD ABOUT RISK

     All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

     Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

     Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the portfolio.

CREDIT RISK

     The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

INCOME RISK

     The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

INTEREST-RATE RISK

     Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values.

     A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.

MARKET RISK

     The market value of a security may fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments -- including debt securities, and the mutual funds that invest in them.

INVESTOR PROFILE

     This portfolio is designed for investors who:

o    want to preserve the value of their investment

o are seeking an investment for the money-market portion of an asset-allocation portfolio

o are investing emergency reserves or other money for which safety and accessibility are more important than total return

     It may NOT be appropriate if you:

o    want federal deposit insurance

o    desire the higher income available from longer-term fixed-income funds

o    are investing for capital appreciation

     You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY


The bar chart and the table below provide an indication of the risks of investing in the portfolio. The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years. As with all mutual funds, past performance is not a prediction of future performance.


                           YEAR-BY-YEAR TOTAL RETURNS


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
YEAR ENDED 12/31:                                                   2002   2003
--------------------------------------------------------------------------------
                                                                    1.63%  1.06%

Best quarter: 0.42% (Q3 02)
Worst quarter: 0.23% (Q4 03)
Inception date: 11/28/01
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS


--------------------------------------------------------------------------------
PERIOD ENDED 12/31/03:   ONE YEAR   FIVE YEARS   TEN YEARS   LIFE OF   INCEPTION
                           2003     1999-2003    1994-2003    CLASS       DATE
--------------------------------------------------------------------------------
PRIME PORTFOLIO
   CLASS A                 1.06%        N/A         N/A        1.36%   11/28/01
--------------------------------------------------------------------------------


The total returns shown above are not the portfolio's yields. The portfolio's yield more closely reflects the portfolio's current earnings.

                                      YIELD

To obtain the portfolio's current 7-day yield, call toll-free 800-222-8977.

                            UNDERSTANDING PERFORMANCE

     o Total return tells you how much an investment in the portfolio has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a cumulative return or as an average annual rate of return.

     o A cumulative total return is the actual return of an investment for a specified period. The year-by-year total returns in the bar chart are examples of one-year cumulative total returns.

     o An average annual total return applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, assuming you held it for the entire period.

     o Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

                                INVESTOR EXPENSES

                           FEES AND PORTFOLIO EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses (before fee waivers and expense reimbursements or credits) are for the fiscal year ended December 31, 2003.


--------------------------------------------------------------------------------
Shareholder fees
   (paid directly from your investment)
--------------------------------------------------------------------------------
Sales charge (load) on purchases                                           NONE
--------------------------------------------------------------------------------
Deferred sales charge (load)                                               NONE
--------------------------------------------------------------------------------
Sales charge (load) on reinvested distributions                            NONE
--------------------------------------------------------------------------------
Redemption fees                                                            NONE
--------------------------------------------------------------------------------
Exchange fees                                                              NONE
--------------------------------------------------------------------------------
Annual portfolio operating expenses
   (deducted from portfolio assets)
--------------------------------------------------------------------------------
Management fee                                                             0.20%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fee                                       NONE
--------------------------------------------------------------------------------

Other expenses                                                             0.10%
--------------------------------------------------------------------------------
Total annual portfolio operating expenses*                                 0.30%
--------------------------------------------------------------------------------



* Expected fees and expenses for the fiscal year ending December 31, 2004 (after waivers and expense reimbursements or credits) are shown below. Waivers and expense reimbursements are voluntary and may be reduced or discontinued at any time.


EXPENSES AFTER WAIVERS
AND REIMBURSEMENTS


Management fee                                                             0.10%
Distribution and service (12b-1) fee                                       NONE
Other expenses                                                             0.10%
                                                                           ----
Net annual portfolio operating expenses                                    0.20%

                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


-----------------------------------------------
ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
-----------------------------------------------
  $31          $97          $169        $381
-----------------------------------------------

                             THE PORTFOLIO IN DETAIL

THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

o    Investment adviser for the portfolio

o Responsible for managing the portfolio's assets according to its goal and strategies


o A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients

o As of December 31, 2003, Credit Suisse Asset Management companies manage approximately $51.0 billion in the U.S. and $317.9 billion globally

o Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Budapest, Frankfurt, Luxembourg, Milan, Moscow, Paris, Prague, Sao Paulo, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission.

     For the 2003 fiscal year, the portfolio paid CSAM .10% of its average net assets for advisory services.


     For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.

MULTI-CLASS STRUCTURE

     The portfolio offers three classes of shares, Class A, Class B and Class C. This Prospectus offers the Class A shares, which are available directly from the portfolio. The Class B and Class C shares of the portfolio are described in separate Prospectuses.

PORTFOLIO INFORMATION KEY

     A concise description of the portfolio begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

     The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

     The principal types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."

RISK FACTORS

     The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

FINANCIAL HIGHLIGHTS

     A table showing the audited financial performance for the portfolio for up to five years.


o TOTAL RETURN How much you would have earned or lost on an investment in the portfolio, assuming you had reinvested all distributions.


     The Annual Report includes the auditor's report, along with the portfolio's financial statements. It is available free upon request through the methods described on the back cover of this Prospectus.


GOAL AND STRATEGIES

     The portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests in high-quality, U.S. dollar-denominated money-market instruments. As a money market fund managed pursuant to the requirements of Rule 2a-7, the portfolio seeks to maintain a stable $1 share price.

     In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. If rates are expected to fall, longer maturities may be purchased to try to preserve the portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise. The portfolio managers will sell a security when there has been a fundamental change in the issuer's prospects or financial condition, in order to change the portfolio's average maturity or to take advantage of higher-yielding investment opportunities.


     The portfolio's investment objective may be changed without shareholder approval.


PORTFOLIO INVESTMENTS

     The portfolio invests in the following types of money-market instruments:

o U.S. government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities

o U.S. and foreign bank obligations such as certificates of deposit, bankers' acceptances, time deposits, commercial paper and debt obligations

o high quality commercial paper and notes of other corporate issuers, including variable-rate master demand notes and other variable-rate obligations

o    fully-collateralized repurchase agreements

o    mortgage- and asset-backed securities

     No more than 5% of the portfolio's assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the portfolio's investments must be in the highest short-term rating category.

     The portfolio maintains an average maturity of 90 days or less, and only purchases securities that have remaining maturities of 397 days or less (as determined under SEC rules). To a limited extent, the portfolio may also engage in other investment practices.

RISK FACTORS

     The portfolio's principal risk factors are:

o    credit risk

o    income risk

o    interest-rate risk

o    market risk

     The portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

     Since it is managed to maintain a constant $1 share price, the portfolio should have little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period.

     These risks are discussed in "More About Risk." That section also details other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.

PORTFOLIO MANAGEMENT

     A portfolio management team at CSAM makes the portfolio's day-to-day investment decisions.

                              FINANCIAL HIGHLIGHTS

The figures below have been audited by the portfolio's independent auditors, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the portfolio's Annual Report.


------------------------------------------------------------------------------------------------
YEAR ENDED:                                                    12/03      12/02       12/01(1)
------------------------------------------------------------------------------------------------
Per share data
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 1.0000   $ 1.0000   $ 1.0000
================================================================================================
INVESTMENT OPERATIONS
Net investment income                                           0.0105     0.0162     0.0016
------------------------------------------------------------------------------------------------
LESS DIVIDENDS
Dividends from net investment income                           (0.0105)   (0.0162)   (0.0016)
------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 1.0000   $ 1.0000   $ 1.0000
================================================================================================
Total return(2)                                                   1.06%      1.63%      0.16%
------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                      $184,178   $213,837   $169,164

Ratio of expenses to average net assets                           0.20%      0.18%      0.20%(3)

Ratio of net investment income to average net assets              1.07%      1.62%      1.71%(3)

Decrease reflected in above operating expense ratios due to
   waivers/reimbursements                                         0.10%      0.17%      0.55%(3)
------------------------------------------------------------------------------------------------


(1)  For the period November 28, 2001 (inception date) through December 31,
     2001.


(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.


(3)  Annualized.

                                 MORE ABOUT RISK

INTRODUCTION

     A portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion on the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.

     The portfolio may use certain investment practices that have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

TYPES OF INVESTMENT RISK

     The following risks are referred to throughout this Prospectus.

     Credit risk The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

     Exposure risk The risk associated with investments or practices that increase the amount of money the portfolio could gain or lose on an investment.

     o Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

     o Speculative To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks.

     Extension risk An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

     Income risk The portfolio's income level may decline because of falling interest rates.

     Interest-rate risk Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

     Liquidity risk Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

     Market risk The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.

     Prepayment risk Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

     Regulatory risk Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

     Valuation risk The lack of an active trading market may make it difficult to obtain an accurate price for the portfolio security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice

KEY TO TABLE:

[X]  Permitted without limitation; does not indicate actual use

/20%/Italic type (e.g., 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g., 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

[ ]  Permitted, but not expected to be used to a significant extent

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                        LIMIT
--------------------------------------------------------------------------------

Eurodollar and Yankee obligations U.S. dollar-denominated certificates of deposit and other obligations issued or backed by foreign and U.S.
banks and other issuers. Credit, income, interest rate, market,
regulatory risks.                                                           [X]

--------------------------------------------------------------------------------

Mortgage-backed and asset-backed securities Debt securities backed by pools of mortgages, including pass-through certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables. Credit, extension, interest-rate, liquidity, prepayment
risks.                                                                      [X]

--------------------------------------------------------------------------------

Municipal securities Debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities may be affected by uncertainties regarding their tax status, legislative changes or rights of municipal securities holders. Credit,
interest-rate, market, regulatory risks.                                    [ ]

--------------------------------------------------------------------------------

Repurchase agreements The purchase of a security with a commitment to resell the security back to the counterparty at the same price plus
interest. Credit risk.                                                      [X]

--------------------------------------------------------------------------------

Restricted and other illiquid securities Certain securities with restrictions on trading, or those not actively traded. May include
private placements. Liquidity, market, valuation risks.                    /10%/

--------------------------------------------------------------------------------

Variable-rate master demand notes Unsecured instruments that provide for periodic adjustments in their interest rate and permit the indebtedness
of the issuer to vary. Credit, interest-rate, liquidity, market risks.      [X]

--------------------------------------------------------------------------------

When-issued securities and forward commitments The purchase or sale of securities for delivery at a future date; market value may change before
delivery. Liquidity, market, speculative exposure risks.                   /15%/

--------------------------------------------------------------------------------

                        MORE ABOUT YOUR PORTFOLIO

SHARE VALUATION

     The price of your shares is also referred to as their net asset value (NAV).

     The NAV of each class of the portfolio is determined at 12:00 noon Eastern Time and at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern Time) each day the portfolio is open for business. The NAV is calculated by dividing the total assets of each class of the portfolio, less its liabilities, by the number of shares outstanding in each class.

     The portfolio values its securities using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

DISTRIBUTIONS

     As an investor in the portfolio, you will receive distributions.


     The portfolio may earn interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.


     The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes long-term capital gains (if any) to shareholders at least annually, at the end of its fiscal year. Short-term capital gains (if any) are distributed periodically as determined by the Board of Directors.

     Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

TAXES

     As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.



     As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

     Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.


     Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. However, the portfolio does not expect to realize long-term capital gains or to make capital gain distributions. The portfolio will mostly make dividend distributions from other sources (including short-term capital gains), which are generally taxed as ordinary income.

     We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category.


     Depending on provisions in your state's tax law, the portion of the portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.


     Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

     If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.


STATEMENTS AND REPORTS

     In general, you will receive account statements as follows:

o after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

o    after any changes of name or address of the registered owner(s)

o    otherwise, every calendar quarter

     The portfolio produces financial reports, which include a list of the portfolio holdings, semiannually and updates its prospectus annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailing to the same address, the portfolio may choose to mail only one report, prospectus or proxy statement to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, prospectuses or proxy statements, please call 800-222-8977.


     CSAM makes available, upon request and without charge, periodic listings of the portfolio securities held by the fund and other statistical characteristics of the portfolio (such as the portfolio's industry diversification). This information is made available after each month end on the portfolio's website www.csam.com.

                              BUYING SHARES

OPENING AN ACCOUNT

     Your account application provides us with key information we need to set up your account correctly. It also lets you authorize services that you may find convenient in the future.


     If you need an application, call our Institutional Shareholder Services Center to receive one by mail or fax. You can make your initial investment by wire.


BUYING SHARES

     The portfolio is open Monday through Friday, except for the days the following holidays are observed: Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. If we receive your request in proper form, including payment, by 12:00 noon Eastern Time or by the close of the NYSE (usually 4:00 p.m. Eastern
Time), your transaction will be priced at the NAV determined at 12:00 noon Eastern Time or at that day's closing NAV, respectively. If we receive a request after the close of the NYSE, it will be priced on the next business day at the NAV determined at 12:00 noon Eastern Time. "Proper form" means the portfolio has received a completed purchase application and payment for shares (as described in this Prospectus).


     In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the portfolio will not be able to open your account. If the portfolio is unable to verify your identity or the identity of any person authorized to act on your behalf, the portfolio and CSAM reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your portfolio shares will be redeemed at the net asset value per share next calculated after the determination has been made to close your account.


     The minimum initial investment in the portfolio is $1 million. There is no minimum for subsequent investments. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. The portfolio reserves the right to modify or waive minimum investment amounts.

     Investors may purchase shares of the portfolio in exchange for portfolio securities, with CSAM's permission. The portfolio securities must meet the following requirements:

o    Match the portfolio's investment objective and policies

o Be considered by CSAM to be an appropriate investment for the portfolio

o Be easily valued, liquid and not subject to restrictions on transfer

     You may have to pay administrative or custody costs if you make a purchase in kind and the execution of your purchase order may be delayed.

ADDING TO AN ACCOUNT

     You can add to your account in a variety of ways, as shown in the table.

OPENING AN ACCOUNT                       ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------
BY CHECK
--------------------------------------------------------------------------------

o    Complete a New Account              o    Make your check payable to Credit
     Application.                             Suisse Institutional Money Market
                                              Fund, Inc., Class A.
o    Make your check payable to Credit
     Suisse Institutional Money Market   o    Write the account number and the
     Fund, Inc., Class A.                     portfolio name on the check.

o    Write the portfolio name on the     o    Mail to the fund.
     check.

o    Mail to the fund.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------

o    Call our Institutional              o    Call our Institutional Shareholder
     Shareholder Services Center to           Services Center to request an
     request an exchange from another         exchange from another Credit
     Credit Suisse Institutional fund         Suisse Institutional fund or
     or portfolio. Be sure to read the        portfolio.
     current Prospectus for the new
     fund or portfolio.                  o    If you do not have telephone
                                              privileges, mail or fax a letter
o    If you do not have telephone             of instruction.
     privileges, mail or fax a letter
     of instruction.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

o    Complete and sign the New Account   o    Call our Institutional Shareholder
     Application.                             Services Center by 12:00 noon
                                              Eastern Time or 4:00 p.m. Eastern
o    Call our Institutional                   Time to inform us of the incoming
     Shareholder Services Center and          wire. Please be sure to specify
     fax the signed New Account               the account registration, account
     Application by 12:00 noon Eastern        number and the fund and portfolio
     Time or 4:00 p.m. Eastern Time.          name on your wire advice.

o    The Institutional Shareholder       o    Wire the money for receipt that
     Services Center will telephone           day.
     you with your account number.
     Please be sure to specify the
     account registration, account
     number and the fund and portfolio
     name on your wire advice.

o    Wire your initial investment for
     receipt that day.

--------------------------------------------------------------------------------
BY ACH TRANSFER
--------------------------------------------------------------------------------

o    Cannot be used to open an           o    Call our Institutional Shareholder
     account.                                 Services Center to request an ACH
                                              transfer from your bank.

                                         o    Your purchase will be effective at
                                              the next NAV calculated after we
                                              receive your order in proper form.

                                         o    Requires ACH on Demand privileges.

--------------------------------------------------------------------------------


                    INSTITUTIONAL SHAREHOLDER SERVICES CENTER
                                  800-222-8977
               MONDAY -- FRIDAY, 8:30 A.M. -- 6 P.M. EASTERN TIME

                                 SELLING SHARES

SELLING SOME OR ALL OF YOUR SHARES       CAN BE USED FOR
--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------

Write us a letter of instruction that    o    Sales of any amount.
includes:

o    your name(s) and signature(s)

o    the fund and portfolio name and
     account number

o    the dollar amount you want to
     sell

o    how to send the proceeds

Obtain a signature guarantee or other
documentation, if required (see
"Selling Shares in Writing").

Mail the materials to Credit Suisse
Institutional Money Market Fund, Inc.

If only a letter of instruction is
required, you can fax it to the
Institutional Shareholder Services
Center (unless a signature guarantee
is required).

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------

Call our Institutional Shareholder       o    Accounts with telephone
Services Center to request a                  privileges.
redemption. You can receive the
proceeds as:

o    a check mailed to the address of
     record

o    an ACH transfer to your bank

o    a wire to your bank

See "By Wire or ACH Transfer" for details.

--------------------------------------------------------------------------------
BY WIRE OR ACH TRANSFER
--------------------------------------------------------------------------------

o    Complete the "Wire Instructions"    o    Requests by phone or mail.
     section of your New Account
     Application.

o    For federal-funds wires, proceeds
     will be wired on the same
     business day. For ACH transfers,
     proceeds will be delivered within
     two business days.

--------------------------------------------------------------------------------

                                 HOW TO REACH US

Institutional Shareholder
Services Center
Toll Free: 800-222-8977
Fax: 888-606-8252

Mail:
Credit Suisse Institutional
Money Market Fund, Inc.
P.O. Box 55030
Boston, MA 02205-5030

Overnight/Courier Service:
Boston Financial Data Services, Inc.
Attn: Credit Suisse Institutional
Money Market Fund, Inc.
66 Brooks Drive
Braintree, MA 02184


Internet Web Site
www.csam.com


                                WIRE INSTRUCTIONS

State Street Bank and Trust Company
ABA# 0110 000 28
Attn: Mutual Funds/Custody Dept.
Credit Suisse Institutional
Money Market Fund, Inc.
Prime Portfolio
DDA#
F/F/C: [Account Number and
Registration]

SELLING SHARES IN WRITING

     Some circumstances require a written sell order, along with a signature guarantee. These include:

o    accounts whose address of record has been changed within the past 30 days


o    redemptions in certain large accounts (other than by exchange)


o requests to send the proceeds to a different payee or address than on record

o shares represented by certificates, which must be returned with your sell order

     A signature guarantee helps protect against fraud. You can obtain one from most banks, brokers, credit unions, national securities exchanges, savings associations or securities dealers, but not from a notary public.

RECENTLY PURCHASED SHARES

     For portfolio shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the portfolio may delay payment of your cash redemption proceeds for up to 10 calendar days from the day of purchase or until the purchase check has cleared, whichever is first.


                    INSTITUTIONAL SHAREHOLDER SERVICES CENTER
                                  800-222-8977
                 MONDAY--FRIDAY, 8:30 A.M.--6 P.M. EASTERN TIME

                                 OTHER POLICIES

TRANSACTION DETAILS

     You are entitled to earned-dividend distributions as soon as your purchase order is executed. If we receive your purchase order and payment to purchase shares of the portfolio before 4:00 p.m. Eastern Time, you begin to earn dividend distributions on that day.

     Your purchase order will be canceled if you place a telephone order by 4:00 p.m. Eastern Time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the portfolio if your investment check or ACH transfer does not clear.

     If you wire money without first calling our Institutional Shareholder Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until 12:00 noon Eastern Time the following business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

     During periods of significant economic or market change, it may be difficult to place orders by telephone.

     Uncashed redemption or distribution checks do not earn interest.

ACCOUNT CHANGES

     Call our Institutional Shareholder Services Center to update your account records whenever you change your address. The Institutional Shareholder Services Center can also help you change your account information or privileges.

SPECIAL SITUATIONS

     The portfolio reserves the right to:


o refuse any purchase or exchange request, including those from any person or group who, in the portfolio's view, has engaged or is likely to engage in market timing (i.e. frequent trading of portfolio shares designed to take advantage of short-term market movements). If the portfolio rejects an exchange, your redemption will be priced at the next-computed NAV. In determining whether to accept or reject a purchase or exchange request, the portfolio considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. Because market timing may hurt the portfolio and its shareholders, the portfolio tries to identify persons and groups who engage in market timing and reject purchase or exchange orders from them. The portfolio's efforts, however, to curb market timing may not be entirely successful. In particular, the portfolio's ability to monitor trades, including trades by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based-program accounts, among others, may be limited. As a result, the portfolio may not be able to identify instances of market timing.

     Depending on the portion of portfolio shares held through such financial intermediaries (which may represent most of portfolio shares), market timing could adversely affect shareholders


o change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

o    charge a wire-redemption fee

o make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations

o suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

o stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)


                    INSTITUTIONAL SHAREHOLDER SERVICES CENTER
                                  800-222-8977
                 MONDAY--FRIDAY, 8:30 A.M.--6 P.M. EASTERN TIME

                                OTHER INFORMATION

ABOUT THE DISTRIBUTOR


     Credit Suisse Asset Management Securities, Inc. (CSAMSI), located at 466 Lexington Avenue, New York, New York 10017, is the portfolio's distributor. CSAMSI is affiliated with CSAM and is responsible for:


o    making the portfolio available to you

o    account servicing and maintenance of Class A shares

o    other administrative services related to the sale of Class A shares


     The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. CSAM or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund - Distribution and Shareholder Servicing" in the SAI.

                       This page intentionally left blank

                       This page intentionally left blank

                              FOR MORE INFORMATION

     More information about the portfolio is available free upon request, including the following:

ANNUAL/SEMIANNUAL
REPORTS TO SHAREHOLDERS

     Includes financial statements, portfolio investments and detailed performance information.

OTHER INFORMATION

     A current Statement of Additional Information (SAI), which provides more details about the portfolio, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

     You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

     Please contact Credit Suisse Funds to obtain, without charge, the SAI, Annual and Semiannual Reports and other information and to make shareholder inquiries:

BY TELEPHONE:
     800-222-8977

BY FACSIMILE:
     646-354-5026

BY MAIL:
     Credit Suisse Institutional
     Money Market Fund, Inc.
     P.O. Box 55030
     Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
     Boston Financial Data Services, Inc.
     Attn: Credit Suisse Institutional
     Money Market Fund, Inc.
     66 Brooks Drive
     Braintree, MA 02184


ON THE INTERNET:
     www.csam.com


SEC file number:
Credit Suisse Institutional
Money Market Fund, Inc.                                                811-10471


P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-222-8977 o WWW.CSAM.COM                                  SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSPPA-1-0504

                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE INSTITUTIONAL FUND
Prospectus

Class B Shares


May 1, 2004


     CREDIT SUISSE INSTITUTIONAL
     MONEY MARKET FUND, INC.

     o    PRIME PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved this portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS

KEY POINTS.....................................................................4
   Goal and Principal Strategies...............................................4
   A Word About Risk...........................................................4
   Investor Profile............................................................5

PERFORMANCE SUMMARY............................................................6
   Year-by-Year Total Returns..................................................6
   Average Annual Total Returns................................................7

INVESTOR EXPENSES..............................................................8
   Fees And Portfolio Expenses.................................................8
   Example.....................................................................9

THE PORTFOLIO IN DETAIL.......................................................10
   The Management Firm........................................................10
   Portfolio Information Key..................................................10
   Goal and Strategies........................................................11
   Portfolio Investments......................................................11
   Risk Factors...............................................................12
   Portfolio Management.......................................................12
   Financial Highlights.......................................................13

MORE ABOUT RISK...............................................................14
   Introduction ..............................................................14
   Types of Investment Risk...................................................14
   Certain Investment Practices...............................................16

MORE ABOUT YOUR PORTFOLIO.....................................................17
   Share Valuation............................................................17
   Distributions..............................................................17
   Taxes......................................................................17
   Statements and Reports.....................................................18

BUYING SHARES.................................................................19

SELLING SHARES................................................................21

OTHER POLICIES................................................................22

OTHER INFORMATION.............................................................24
   About the Distributor......................................................24

FOR MORE INFORMATION..................................................back cover

                                   KEY POINTS

                         GOALS AND PRINCIPAL STRATEGIES

-------------------------------------------------------------------------------------------
GOAL                      PRINCIPAL STRATEGIES                      PRINCIPAL RISK FACTORS
-------------------------------------------------------------------------------------------
High current income       o    A money market fund that invests     o    Credit risk
consistent with                in high-quality money-market
liquidity and stability        instruments such as:                 o    Income risk
of principal
                               o    obligations issued or           o    Interest-rate risk
                                    guaranteed
                                    by the U.S. government, its     o    Market risk
                                    agencies or instrumentalities

                               o    bank and corporate debt
                                    obligations

                               o    fully-collateralized
                                    repurchase agreements

                          o    Portfolio managers select
                               investments based on
                               factors such as yield, maturity
                               and liquidity, within the
                               context of their interest-rate
                               outlook

                          o    Seeks to maintain a stable share
                               price of $1
-------------------------------------------------------------------------------------------

A WORD ABOUT RISK

     All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

     Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

     Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the portfolio.

CREDIT RISK

     The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

INCOME RISK

     The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

INTEREST-RATE RISK

     Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values.

     A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.

MARKET RISK

     The market value of a security may fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.

INVESTOR PROFILE

     This portfolio is designed for investors who:

o    want to preserve the value of their investment

o are seeking an investment for the money-market portion of an asset-allocation portfolio

o are investing emergency reserves or other money for which safety and accessibility are more important than total return

     It may NOT be appropriate if you:

o    want federal deposit insurance

o    desire the higher income available from longer-term fixed-income funds

o    are investing for capital appreciation

     You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY

The bar chart and the table below provide an indication of the risks of investing in the portfolio. The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years. As with all mutual funds, past performance is not a prediction of future performance.

                           YEAR-BY-YEAR TOTAL RETURNS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


--------------------------------------------------------------------------------
YEAR ENDED 12/31:                                                   2002   2003
--------------------------------------------------------------------------------
                                                                    1.53%  0.95%

Best quarter: 0.40% (Q3 02)
Worst quarter: 0.20% (Q4 03)
Inception date: 11/28/01
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS


--------------------------------------------------------------------------------
PERIOD ENDED 12/31/03:   ONE YEAR   FIVE YEARS   TEN YEARS   LIFE OF   INCEPTION
                           2003     1999-2003    1994-2003    CLASS      DATE
--------------------------------------------------------------------------------
PRIME PORTFOLIO
CLASS B                    0.95%       N/A          N/A       1.26%    11/28/01
--------------------------------------------------------------------------------


The total returns shown above are not the portfolio's yields. The portfolio's yield more closely reflects the portfolio's current earnings.

                                      YIELD


To obtain the portfolio's current 7-day yield, call toll-free 800-222-8977.


                            UNDERSTANDING PERFORMANCE

     o Total return tells you how much an investment in the portfolio has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a cumulative return or as an average annual rate of return.

     o A cumulative total return is the actual return of an investment for a specified period. The year-by-year total returns in the bar chart are examples of one-year cumulative total returns.

     o An average annual total return applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, assuming you held it for the entire period.

     o Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

                                INVESTOR EXPENSES

                           FEES AND PORTFOLIO EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses (before fee waivers and expense reimbursements or credits) are for the fiscal year ended December 31, 2003.

--------------------------------------------------------------------------------
Shareholder fees
   (paid directly from your investment)
--------------------------------------------------------------------------------
Sales charge (load) on purchases                                           NONE
--------------------------------------------------------------------------------
Deferred sales charge (load)                                               NONE
--------------------------------------------------------------------------------
Sales charge (load) on reinvested distributions                            NONE
--------------------------------------------------------------------------------
Redemption fees                                                            NONE
--------------------------------------------------------------------------------
Exchange fees                                                              NONE
--------------------------------------------------------------------------------
Annual portfolio operating expenses
   (deducted from portfolio assets)
--------------------------------------------------------------------------------
Management fee                                                             0.20%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                      0.10%
--------------------------------------------------------------------------------
Other expenses                                                             0.10%
--------------------------------------------------------------------------------
Total annual portfolio operating expenses*                                 0.40%
--------------------------------------------------------------------------------

* Expected fees and expenses for the fiscal year ending December 31, 2004 (after waivers and expense reimbursements or credits) are shown below. Waivers and expense reimbursements are voluntary and may be reduced or discontinued at any time.


EXPENSES AFTER WAIVERS
AND REIMBURSEMENTS

Management fee                                                             0.10%
Distribution and service (12b-1) fees                                      0.10%
Other expenses                                                             0.10%
                                                                           ----
Net annual portfolio operating expenses                                    0.30%

                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


-----------------------------------------------
ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
-----------------------------------------------
  $41         $128          $224        $505
-----------------------------------------------

                             THE PORTFOLIO IN DETAIL


THE MANAGEMENT FIRM


CREDIT SUISSE ASSET
MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

o    Investment adviser for the portfolio

o Responsible for managing the portfolio's assets according to its goal and strategies

o A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients.


o As of December 31, 2003, Credit Suisse Asset Management companies manage approximately $51.0 billion in the U.S. and $317.9 billion globally

o Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Budapest, Frankfurt, Luxembourg, Milan, Moscow, Paris, Prague, Sao Paulo, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission.

     For the 2003 fiscal year, the portfolio paid CSAM .10% of its average net assets for advisory services.


     For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.


MULTI-CLASS STRUCTURE

     The portfolio offers three classes of shares, Class A, Class B and Class C. This Prospectus offers the Class B shares, which are available through financial representatives. The Class A and Class C shares of the portfolio are described in separate Prospectuses.


PORTFOLIO INFORMATION KEY

     A concise description of the portfolio begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

     The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

     The principal types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."

RISK FACTORS

     The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

FINANCIAL HIGHLIGHTS

     A table showing the audited financial performance for the portfolio for up to five years.


o TOTAL RETURN How much you would have earned or lost on an investment in the portfolio, assuming you had reinvested all distributions.

     The Annual Report includes the auditor's report, along with the portfolio's financial statements. It is available free upon request through the methods described on the back cover of this Prospectus.



GOAL AND STRATEGIES

     The portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests in high-quality, U.S. dollar-denominated money-market instruments. As a money market fund managed pursuant to the requirements of Rule 2a-7, the portfolio seeks to maintain a stable $1 share price.

     In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. If rates are expected to fall, longer maturities may be purchased to try to preserve the portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise. The portfolio managers will sell a security when there has been a fundamental change in the issuer's prospects or financial condition, in order to change the portfolio's average maturity or to take advantage of higher-yielding investment opportunities.


     The portfolio's investment objective may be changed without shareholder approval.


PORTFOLIO INVESTMENTS

     The portfolio invests in the following types of money-market instruments:

o U.S. government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities

o U.S. and foreign bank obligations such as certificates of deposit, bankers' acceptances, time deposits, commercial paper and debt obligations

o high quality commercial paper and notes of other corporate issuers, including variable-rate master demand notes and other variable-rate obligations

o    fully-collateralized repurchase agreements

o    mortgage- and asset-backed securities

     No more than 5% of the portfolio's assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the portfolio's investments must be in the highest short-term rating category.

     The portfolio maintains an average maturity of 90 days or less, and only purchases securities that have remaining maturities of 397 days or less (as determined under SEC rules). To a limited extent, the portfolio may also engage in other investment practices.

RISK FACTORS

     The portfolio's principal risk factors are:

o    credit risk

o    income risk

o    interest-rate risk

o    market risk

     The portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

     Since it is managed to maintain a constant $1 share price, the portfolio should have little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period.

     These risks are discussed in "More About Risk." That section also details other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.

PORTFOLIO MANAGEMENT

     A portfolio management team at CSAM makes the portfolio's day-to-day investment decisions.

                              FINANCIAL HIGHLIGHTS

The figures below have been audited by the portfolio's independent auditors, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the portfolio's Annual Report.


----------------------------------------------------------------------------------
YEAR ENDED:                                       12/03      12/02      12/01(1)
----------------------------------------------------------------------------------
Per share data
----------------------------------------------------------------------------------
Net asset value, beginning of period            $ 1.0000   $ 1.0000   $ 1.0000
==================================================================================
INVESTMENT OPERATIONS
Net investment income                             0.0095     0.0152     0.0015
----------------------------------------------------------------------------------
LESS DIVIDENDS
Dividends from net investment income             (0.0095)   (0.0152)   (0.0015)
----------------------------------------------------------------------------------
Net asset value, end of period                  $ 1.0000   $ 1.0000   $ 1.0000
==================================================================================
Total return(2)                                     0.95%      1.53%      0.15%
----------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------
Net assets, end of period (000s omitted)        $344,396   $537,501   $     33

Ratio of expenses to average net assets             0.30%      0.28%      0.30%(3)

Ratio of net investment income to average net
   assets                                           0.97%      1.52%      1.61%(3)

Decrease reflected in above operating expense
   ratios due to waivers/reimbursements             0.10%      0.12%      0.55%(3)
----------------------------------------------------------------------------------


(1)  For the period November 28, 2001 (inception date) through December 31,
     2001.


(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.


(3)  Annualized.

                                 MORE ABOUT RISK

INTRODUCTION

     A portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion on the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.

     The portfolio may use certain of these investment practices that have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

TYPES OF INVESTMENT RISK

     The following risks are referred to throughout this Prospectus.

     Credit risk The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

     Exposure risk The risk associated with investments or practices that increase the amount of money the portfolio could gain or lose on an investment.

     o Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

     o Speculative To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks.

     Extension risk An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

     Income risk The portfolio's income level may decline because of falling interest rates.

     Interest-rate risk Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

     Liquidity risk Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

     Market risk The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.

     Prepayment risk Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

     Regulatory risk Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

     Valuation risk The lack of an active trading market may make it difficult to obtain an accurate price for the portfolio security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

[X]  Permitted without limitation; does not indicate actual use

/20%/Italic type (e.g., 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g., 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

[ ]  Permitted, but not expected to be used to a significant extent

------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                      LIMIT
------------------------------------------------------------------------------

Eurodollar and Yankee obligations U.S. dollar-denominated certificates of deposit and other obligations issued or backed by foreign and U.S.
banks and other issuers. Credit, income, interest rate, market,
regulatory risks.                                                         [X]

------------------------------------------------------------------------------

Mortgage-backed and asset-backed securities Debt securities backed by pools of mortgages, including pass-through certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables. Credit, extension, interest-rate, liquidity, prepayment
risks.                                                                    [X]

------------------------------------------------------------------------------

Municipal securities Debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the District of
Columbia and their political subdivisions, agencies and
instrumentalities. Municipal securities may be affected by
uncertainties regarding their tax status, legislative changes or rights of municipal securities holders. Credit, interest-rate, market,
regulatory risks.                                                         [ ]

------------------------------------------------------------------------------

Repurchase agreements The purchase of a security with a commitment to resell the security back to the counterparty at the same price plus
interest. Credit risk.                                                    [X]

------------------------------------------------------------------------------

Restricted and other illiquid securities Certain securities with restrictions on trading, or those not actively traded. May include
private placements. Liquidity, market, valuation risks.                   /10%/

------------------------------------------------------------------------------

Variable-rate master demand notes Unsecured instruments that provide for periodic adjustments in theirinterest rate and permit the indebtedness of the issuer to vary. Credit, interest-rate, liquidity,
market risks.                                                             [X]

------------------------------------------------------------------------------

When-issued securities and forward commitments The purchase or sale of securities for delivery at a future date; market value may change
before delivery. Liquidity, market, speculative exposure risks.           /15%/

------------------------------------------------------------------------------

                            MORE ABOUT YOUR PORTFOLIO

SHARE VALUATION

     The price of your shares is also referred to as their net asset value
(NAV).

     The NAV of each class of the portfolio is determined at 12:00 noon Eastern Time and at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern Time) each day the portfolio is open for business. The NAV is calculated by dividing the total assets of each class of the portfolio, less its liabilities, by the number of shares outstanding in each class.

     The portfolio values its securities using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

DISTRIBUTIONS

     As an investor in the portfolio, you will receive distributions.


     The portfolio may earn interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.


     The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes long-term capital gains (if any) to shareholders at least annually, at the end of its fiscal year. Short-term capital gains (if any) are distributed periodically as determined by the Board of Directors.

     Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

TAXES

     As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.



     As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.



     Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. However, the portfolio does not expect to realize long-term capital gains or to make capital gain distributions. The portfolio will mostly make dividend distributions from other sources (including short-term capital gains), which are generally taxed as ordinary income.

     We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category.


     Depending on provisions in your state's tax law, the portion of the portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.


     Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

     If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.


STATEMENTS AND REPORTS

     The portfolio produces financial reports, which include a list of the portfolio holdings, semiannually and updates its prospectus annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailing to the same address, the portfolio may choose to mail only one report, prospectus or proxy statement to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, prospectuses or proxy statements, please contact your financial representative or call 800-222-8977.


     CSAM makes available, upon request and without charge, periodic listings of the portfolio securities held by the fund and other statistical characteristics of the portfolio (such as the portfolio's industry diversification). This information is made available after each month end on the portfolio's website www.csam.com.

                                  BUYING SHARES

OPENING AN ACCOUNT

     You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. Class B shares may not be available through all financial representatives. You should contact your financial representative for further information.

BUYING SHARES

     The portfolio is open Monday through Friday, except for the days the following holidays are observed: Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Your financial representative must receive your purchase order in proper form prior to 12:00 noon Eastern Time or by the close of the NYSE (usually 4:00 p.m. Eastern Time) in order for your transaction to be priced at the NAV determined at 12:00 noon Eastern Time or at that day's closing NAV, respectively. If the financial representative receives it after the close of the NYSE, it will be priced on the next business day at the NAV determined at 12:00 noon Eastern Time. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper form" means the portfolio or your financial representative, as the case may be, has received a completed purchase application and payment for shares (as described in this Prospectus).


     In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the portfolio will not be able to open your account. If the portfolio is unable to verify your identity or the identity of any person authorized to act on your behalf, the portfolio and CSAM reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your portfolio shares will be redeemed at the net asset value per share next calculated after the determination has been made to close your account.


     To purchase shares by check, mail or deliver your check to your financial representative, who will deposit it into the portfolio. Please write the portfolio name on the check.

     Financial representatives may offer an automatic sweep for the shares of the portfolio in the operation of cash management or brokerage accounts for their customers. A sweep feature allows you to have free credit balances in your brokerage account invested in the portfolio. Free credit balances in excess of the minimum are automatically invested in the portfolio in accordance with the terms of your brokerage account. For more information contact your financial representative.

     Except for automatic sweep arrangements, the minimum initial investment in the portfolio is $1 million and there is no minimum for subsequent investments. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. Your financial representative may impose a minimum account balance necessary to keep your account open. Please read their program materials for any special provisions or additional service guidelines that may apply to your investment. The portfolio reserves the right to modify or waive minimum investment amount or account balance requirements.

     Investors may purchase shares of the portfolio in exchange for portfolio securities, with CSAM's permission. The portfolio securities must meet the following requirements:

o    Match the portfolio's investment objective and policies

o    Be considered by CSAM to be an appropriate investment for the portfolio

o    Be easily valued, liquid and not subject to restrictions on transfer

     You may have to pay administrative or custody costs if you make a purchase in kind and the execution of your purchase order may be delayed.

                                 SELLING SHARES

REDEEMING SHARES

     You should contact your financial representative to redeem shares of the portfolio. A signature guarantee may be required in some circumstances before your redemption can be processed. You can obtain a signature guarantee from most banks, brokers, credit unions, national securities exchanges, savings associations or securities dealers, but not from a notary public. Your redemption will be processed at the net asset value per share next computed following the receipt by your financial representative of your request in proper form. You also may redeem shares by cash sweep. If your financial representative offers an automatic sweep arrangement, the sweep will automatically transfer from the portfolio sufficient amounts to cover security purchases in your brokerage account.

                                 OTHER POLICIES

TRANSACTION DETAILS

     You are entitled to earned-dividend distributions as soon as your purchase order is executed. If we receive your purchase order and payment to purchase shares of the portfolio before 4:00 p.m. Eastern Time, you begin to earn dividend distributions on that day.

     Your purchase order will be canceled if your financial representative places a telephone order by 4:00 p.m. Eastern Time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the portfolio if your investment check or electronic transfer (ACH) does not clear.

     If your financial representative wires money without first calling our Institutional Shareholder Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until 12:00 noon Eastern Time the following business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

     Uncashed redemption or distribution checks do not earn interest.

ACCOUNT CHANGES

     Call your financial representative to update your account records whenever you change your address. Your financial representative can also help you change your account information or privileges.

SPECIAL SITUATIONS

     The portfolio reserves the right to:


o refuse any purchase or exchange request, including those from any person or group who, in the portfolio's view, has engaged or is likely to engage in market timing (i.e. frequent trading of portfolio shares designed to take advantage of short-term market movements). If the portfolio rejects an exchange, your redemption will be priced at the next-computed NAV. In determining whether to accept or reject a purchase or exchange request, the portfolio considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. Because market timing may hurt the portfolio and its shareholders, the portfolio tries to identify persons and groups who engage in market timing and reject purchase or exchange orders from them. The portfolio's efforts, however, to curb market timing may not be entirely successful. In particular, the portfolio's ability to monitor trades, including trades by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based-program accounts, among others, may be limited. As a result, the portfolio may not be able to identify instances of market timing. Depending on the portion of portfolio shares held through such financial intermediaries (which may represent most of portfolio shares), market timing could adversely affect shareholders


o change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

o    charge a wire-redemption fee

o make a "redemption in kind" -- payment in portfolio securities rather than cash -- for certain large redemption amounts that could hurt portfolio operations

o suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

o stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)


                    INSTITUTIONAL SHAREHOLDER SERVICES CENTER
                                  800-222-8977
                     MONDAY - FRIDAY, 8:30 A.M. - 6 P.M. ET

                                OTHER INFORMATION

ABOUT THE DISTRIBUTOR


     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), located at 466 Lexington Avenue, New York, New York 10017, is the portfolio's distributor. CSAMSI is affiliated with CSAM and is responsible for making Class B shares of the portfolio available to you.


     The portfolio has adopted a 12b-1 Plan with respect to its Class B shares pursuant to the rules under the Investment Company Act of 1940. The plan allows the portfolio to pay for the sale and servicing of Class B shares. Under the plan, the distributor is paid 0.10% of the average daily net assets of the portfolio. Since these fees are paid out of Class B assets on an ongoing basis, over time these fees will increase the cost of your investment. Distribution and service fees are used to pay the distributor to promote the sale of Class B shares and the servicing of accounts of the Class B shareholders.

     The expenses incurred by the distributor under the 12b-1 Plan include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.


     The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. CSAM or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund - Distribution and Shareholder Servicing" in the SAI.

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

                              FOR MORE INFORMATION

     More information about the portfolio is available free upon request, including the following:

ANNUAL/SEMIANNUAL
REPORTS TO SHAREHOLDERS

     Includes financial statements, portfolio investments and detailed performance information.

OTHER INFORMATION

     A current Statement of Additional Information (SAI), which provides more details about the portfolio, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

     You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

     Please contact Credit Suisse Funds to obtain, without charge, the SAI, Annual and Semiannual Reports and other information and to make shareholder inquiries:

BY TELEPHONE:
     800-222-8977

BY FACSIMILE:
     646-354-5026

BY MAIL:
     Credit Suisse Institutional
     Money Market Fund, Inc.
     P.O. Box 55030
     Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
     Boston Financial Data Services, Inc.
     Attn: Credit Suisse Institutional
     Money Market Fund, Inc.
     66 Brooks Drive
     Braintree, MA 02184


ON THE INTERNET:
     www.csam.com


SEC file number:
Credit Suisse Institutional
Money Market Fund, Inc.                                                811-10471


P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-222-8977 o WWW.CSAM.COM                                  SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSPPB-1-0504

                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE
INSTITUTIONAL FUND

Prospectus

Class C Shares


May 1, 2004


     CREDIT SUISSE INSTITUTIONAL
     MONEY MARKET FUND, INC.

     o    PRIME PORTFOLIO

As with all mutual funds, the Securities and Exchange Commission has not approved this portfolio, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

Credit Suisse Institutional Funds are advised by Credit Suisse Asset Management, LLC.

                                    CONTENTS

KEY POINTS.....................................................................4
   Goal and Principal Strategies...............................................4
   A Word About Risk   ........................................................4
   Investor Profile............................................................5

PERFORMANCE SUMMARY............................................................6
   Year-by-Year Total Returns..................................................6
   Average Annual Total Returns................................................7

INVESTOR EXPENSES..............................................................8
   Fees and Portfolio Expenses.................................................8
   Example.....................................................................9

THE PORTFOLIO IN DETAIL.......................................................10
   The Management Firm........................................................10
   Portfolio Information Key..................................................10
   Goal and Strategies........................................................11
   Portfolio Investments......................................................11
   Risk Factors...............................................................12
   Portfolio Management.......................................................12
   Financial Highlights.......................................................13

MORE ABOUT RISK...............................................................14
   Introduction...............................................................14
   Types of Investment Risk...................................................14
   Certain Investment Practices...............................................16

MORE ABOUT YOUR PORTFOLIO.....................................................17
   Share Valuation............................................................17
   Distributions..............................................................17
   Taxes......................................................................17
   Statements and Reports.....................................................18

BUYING SHARES.................................................................19

SELLING SHARES................................................................21

OTHER POLICIES................................................................22
   Other Information..........................................................24
   About the Distributor......................................................24

FOR MORE INFORMATION..................................................back cover

                                   KEY POINTS

                          GOAL AND PRINCIPAL STRATEGIES


----------------------------------------------------------------------------------
GOAL                  PRINCIPAL STRATEGIES                 PRINCIPAL RISK FACTORS
----------------------------------------------------------------------------------
High current income   o    A money market fund that        o    Credit risk
consistent with            invests in high-quality
liquidity and              money-market instruments such   o    Income risk
stability of               as:
principal                                                  o    Interest-rate risk
                           o    obligations issued or
                                guaranteed by the U.S.     o    Market risk
                                government, its agencies
                                or instrumentalities

                           o    bank and corporate debt
                                obligations

                           o    fully-collateralized
                                repurchase agreements

                      o    Portfolio managers select
                           investments based on
                           factors such as yield,
                           maturity and liquidity,
                           within the context of
                           their interest-rate
                           outlook

                      o    Seeks to maintain a
                           stable share price of $1
----------------------------------------------------------------------------------


A WORD ABOUT RISK

     All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

     Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

     Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the portfolio.

CREDIT RISK

     The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

INCOME RISK

     The portfolio's income level may decline because of falling interest rates and other market conditions. The portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.

INTEREST-RATE RISK

     Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values.

     A sharp and unexpected rise in interest rates could cause the portfolio's share price to drop below $1. However, the relatively short maturity of securities held in money-market portfolios--a means of achieving an overall portfolio objective of principal safety--reduces their potential for price fluctuation.

 MARKET RISK

     The market value of a security may fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.

INVESTOR PROFILE

     This portfolio is designed for investors who:

o    want to preserve the value of their investment

o are seeking an investment for the money-market portion of an asset-allocation portfolio

o are investing emergency reserves or other money for which safety and accessibility are more important than total return

     It may NOT be appropriate if you:

o    want federal deposit insurance

o    desire the higher income available from longer-term fixed-income funds

o    are investing for capital appreciation

     You should base your investment decision on your own goals, risk preferences and time horizon.

                               PERFORMANCE SUMMARY


The bar chart and the table below provide an indication of the risks of investing in the portfolio. The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years. As with all mutual funds, past performance is not a prediction of future performance.


                           YEAR-BY-YEAR TOTAL RETURNS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
YEAR ENDED 12/31:                                       2002          2003
--------------------------------------------------------------------------------
                                                        1.38%         0.80%

Best quarter: 0.36% (Q3 02)
Worst quarter: 0.16% (Q4 03)
Inception date: 11/28/01
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS


--------------------------------------------------------------------------------
                         ONE YEAR   FIVE YEARS   TEN YEARS   LIFE OF   INCEPTION
PERIOD ENDED 12/31/03:     2003      1999-2003   1994-2003    CLASS      DATE
--------------------------------------------------------------------------------
PRIME PORTFOLIO
  CLASS C                  0.80%       N/A        N/A        1.11%     11/28/01
--------------------------------------------------------------------------------


The total returns shown above are not the portfolio's yields. The portfolio's yield more closely reflects the portfolio's current earnings.

                                      YIELD

To obtain the portfolio's current 7-day yield, call toll-free 800-222-8977.

                            UNDERSTANDING PERFORMANCE

o Total return tells you how much an investment in the portfolio has changed in value over a given time period. It assumes that all dividends and capital gains (if any) were reinvested in additional shares. The change in value can be stated either as a cumulative return or as an average annual rate of return.

o A cumulative total return is the actual return of an investment for a specified period. The year-by-year total returns in the bar chart are examples of one-year cumulative total returns.

o An average annual total return applies to periods longer than one year. It smoothes out the variations in year-by-year performance to tell you what constant annual return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, assuming you held it for the entire period.

o Because of compounding, the average annual total returns in the table cannot be computed by averaging the returns in the bar chart.

                                INVESTOR EXPENSES

                           FEES AND PORTFOLIO EXPENSES


This table describes the fees and expenses you may pay as a shareholder. Annual portfolio operating expenses (before fee waivers and expense reimbursements or credits) are for the fiscal year ended December 31, 2003.


--------------------------------------------------------------------------------
Shareholder fees
  (paid directly from your investment)
--------------------------------------------------------------------------------
Sales charge (load) on purchases                                           NONE
--------------------------------------------------------------------------------
Deferred sales charge (load)                                               NONE
--------------------------------------------------------------------------------
Sales charge (load) on reinvested distributions                            NONE
--------------------------------------------------------------------------------
Redemption fees                                                            NONE
--------------------------------------------------------------------------------
Exchange fees                                                              NONE
--------------------------------------------------------------------------------
Annual portfolio operating expenses
  (deducted from portfolio assets)
--------------------------------------------------------------------------------
Management fee                                                             0.20%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                      0.25%
--------------------------------------------------------------------------------

Other expenses                                                             0.10%
--------------------------------------------------------------------------------
Total annual portfolio operating expenses*                                 0.55%
--------------------------------------------------------------------------------

* Expected fees and expenses for the fiscal year ending December 31, 2004 (after waivers and expense reimbursements or credits) are shown below. Waivers and expense reimbursements are voluntary and may be reduced or discontinued at any time.

     EXPENSES AFTER WAIVERS
     AND REIMBURSEMENTS

     Management fee                                                        0.10%
     Distribution and service (12b-1) fees                                 0.25%
     Other expenses                                                        0.10%
                                                                           ----
     Net annual portfolio operating expenses                               0.45%

                                     EXAMPLE

This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:


--------------------------------------------------------
ONE YEAR      THREE YEARS      FIVE YEARS      TEN YEARS
--------------------------------------------------------
  $56             $176            $307            $689
--------------------------------------------------------

                             THE PORTFOLIO IN DETAIL

THE MANAGEMENT FIRM

CREDIT SUISSE ASSET MANAGEMENT, LLC
466 Lexington Avenue New York, NY 10017

o    Investment adviser for the portfolio

o Responsible for managing the portfolio's assets according to its goal and strategies

o A member of Credit Suisse Asset Management, the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business of Credit Suisse Group (Credit Suisse). Under the management of Credit Suisse First Boston, Credit Suisse Asset Management provides asset management products and services to global corporate, institutional and government clients.


o As of December 31, 2003, Credit Suisse Asset Management companies manage approximately $51.0 billion in the U.S. and $317.9 billion globally

o Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York, London, Sydney and Tokyo; other offices (such as those in Budapest, Frankfurt, Luxembourg, Milan, Moscow, Paris, Prague, Sao Paulo, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission.

     For the 2003 fiscal year, the portfolio paid CSAM .10% of its average net assets for advisory services.


     For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Prospectus.


MULTI-CLASS STRUCTURE

     The portfolio offers three classes of shares, Class A, Class B and Class C. This Prospectus offers the Class C shares, which are available through financial representatives. The Class A and Class C shares of the portfolio are described in separate Prospectuses.


PORTFOLIO INFORMATION KEY

     A concise description of the portfolio begins on the next page. The description provides the following information:

GOAL AND STRATEGIES

     The portfolio's particular investment goal and the strategies it intends to use in pursuing that goal. Percentages of portfolio assets are based on total assets unless indicated otherwise.

PORTFOLIO INVESTMENTS

     The principal types of securities in which the portfolio invests. Secondary investments are described in "More About Risk."

RISK FACTORS

     The principal risk factors associated with the portfolio. Additional risk factors are included in "More About Risk."

FINANCIAL HIGHLIGHTS

     A table showing the audited financial performance for the portfolio for up to five years.


o Total return How much you would have earned or lost on an investment in the portfolio, assuming you had reinvested all distributions.

     The Annual Report includes the auditor's report, along with the portfolio's financial statements. It is available free upon request through the methods described on the back cover of this Prospectus.


GOAL AND STRATEGIES

     The portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests in high-quality, U.S. dollar-denominated money-market instruments. As a money market fund managed pursuant to the requirements of Rule 2a-7, the portfolio seeks to maintain a stable $1 share price.

     In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. If rates are expected to fall, longer maturities may be purchased to try to preserve the portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise. The portfolio managers will sell a security when there has been a fundamental change in the issuer's prospects or financial condition, in order to change the portfolio's average maturity or to take advantage of higher-yielding investment opportunities.

     Subject to shareholder approval, the Board of Directors is able to change the portfolio's investment objective without further shareholder action.

PORTFOLIO INVESTMENTS

     The portfolio invests in the following types of money-market instruments:

o U.S. government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities

o U.S. and foreign bank obligations such as certificates of deposit, bankers' acceptances, time deposits, commercial paper and debt obligations

o high quality commercial paper and notes of other corporate issuers, including variable-rate master demand notes and other variable-rate obligations

o    fully-collateralized repurchase agreements

o    mortgage- and asset backed securities

     No more than 5% of the portfolio's assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the portfolio's investments must be in the highest short-term rating category.

     The portfolio maintains an average maturity of 90 days or less, and only purchases securities that have remaining maturities of 397 days or less (as determined under SEC rules). To a limited extent, the portfolio may also engage in other investment practices.

RISK FACTORS

     The portfolio's principal risk factors are:

o    credit risk

o    income risk

o    interest-rate risk

o    market risk

     The portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

     Since it is managed to maintain a constant $1 share price, the portfolio should have little risk of principal loss. However, there is no assurance the portfolio will avoid principal losses in the rare event that portfolio holdings default or interest rates rise sharply in an unusually short period.

     These risks are discussed in "More About Risk." That section also details other investment practices the portfolio may use. Please read "More About Risk" carefully before you invest.

PORTFOLIO MANAGEMENT

     A portfolio management team at CSAM makes the portfolio's day-to-day investment decisions.

                              FINANCIAL HIGHLIGHTS

The figures below have been audited by the portfolio's independent auditors, PricewaterhouseCoopers LLP, whose report on the portfolio's financial statements is included in the portfolio's Annual Report.


-------------------------------------------------------------------------
YEAR ENDED:                                  12/03      12/02     12/01(1)
-------------------------------------------------------------------------
Per share data
-------------------------------------------------------------------------
Net asset value, beginning of period       $ 1.0000   $ 1.0000   $ 1.0000
=========================================================================
INVESTMENT OPERATIONS
Net investment income                        0.0080     0.0137     0.0014
-------------------------------------------------------------------------
LESS DIVIDENDS
Dividends from net investment income        (0.0080)   (0.0137)   (0.0014)
Net asset value, end of period             $ 1.0000   $ 1.0000   $ 1.0000
=========================================================================
Total return(2)                                0.80%      1.38%      0.14%
-------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------
Net assets, end of period (000s omitted)   $ 93,410   $100,022   $     33
Ratio of expenses to average net assets        0.45%      0.43%      0.45%(3)
Ratio of net investment income to
   average net assets                          0.82%      1.37%      1.46%(3)
Decrease reflected in above operating
   expense ratios due to
   waivers/reimbursements                      0.10%      0.12%      0.55%(3)
-------------------------------------------------------------------------


(1)  For the period November 28, 2001 (inception date) through December 31,
     2001.


(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.


(3)  Annualized.

                                 MORE ABOUT RISK

INTRODUCTION

     A portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the portfolio's risk profile in "Key Points." The preceding discussion on the portfolio contains more detailed information. This section discusses other risks that may affect the portfolio.

     The portfolio may use certain of these investment practices that have higher risks associated with them. However, the portfolio has limitations and policies designed to reduce many of the risks. The "Certain Investment Practices" table describes these practices and the limitations on their use.

TYPES OF INVESTMENT RISK

     The following risks are referred to throughout this Prospectus.

     Credit risk The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the portfolio could reduce the portfolio's income level and share price.

     Exposure risk The risk associated with investments or practices that increase the amount of money the portfolio could gain or lose on an investment.

     o Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

     o Speculative To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks.

     Extension risk An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

     Income risk The portfolio's income level may decline because of falling interest rates.

     Interest-rate risk Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values.

     Liquidity risk Certain portfolio securities may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

     Market risk The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments--including debt securities, and the mutual funds that invest in them.

     Prepayment risk Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the portfolio would generally have to reinvest the proceeds at lower rates.

     Regulatory risk Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the portfolio's performance.

     Valuation risk The lack of an active trading market may make it difficult to obtain an accurate price for the portfolio security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:
[X]  Permitted without limitation; does not indicate actual use

/20%/Italic type (e.g., /20%/) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g., 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

[ ]  Permitted, but not expected to be used to a significant extent

INVESTMENT PRACTICE                                                        LIMIT

Eurodollar and Yankee Obligations U.S. dollar-denominated certificates of deposit and other obligations issued or backed by foreign and U.S. banks and other issuers. Credit, income, interest rate, market, regulatory risks. [X]

--------------------------------------------------------------------------------

Mortgage-backed and asset-backed securities Debt securities backed by pools of mortgages, including pass-through certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables. Credit, extension, interest-rate, liquidity, prepayment risks. [X]

--------------------------------------------------------------------------------

Municipal securities Debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities may be affected by uncertainties regarding their tax status, legislative changes or rights of municipal securities holders. Credit,
interest-rate, market, regulatory risks.                                    [ ]

--------------------------------------------------------------------------------

Repurchase agreements The purchase of a security with a commitment to resell the security back to the counterparty at the same price plus
interest. Credit risk.                                                      [X]

--------------------------------------------------------------------------------

Restricted and other illiquid securities Certain securities with restrictions on trading, or those not actively traded. May include private
placements. Liquidity, market, valuation risks.                            /10%/

--------------------------------------------------------------------------------

Variable-rate master demand notes Unsecured instruments that provide for periodic adjustments in their interest rate and permit the indebtedness of
the issuer to vary. Credit, interest-rate, liquidity, market risks.         [X]

--------------------------------------------------------------------------------

When-issued securities and forward commitments The purchase or sale of securities for delivery at a future date; market value may change before
delivery. Liquidity, market, speculative exposure risks.                   /15%/

--------------------------------------------------------------------------------

                            MORE ABOUT YOUR PORTFOLIO

SHARE VALUATION

     The price of your shares is also referred to as their net asset value
(NAV).

     The NAV of each class of the portfolio is determined at 12:00 noon Eastern Time and at the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern Time) each day the portfolio is open for business. The NAV is calculated by dividing the total assets of each class of the portfolio, less its liabilities, by the number of shares outstanding in each class.

     The portfolio values its securities using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

DISTRIBUTIONS

     As an investor in the portfolio, you will receive distributions.


     The portfolio may earn interest from bond, money-market and other investments. These are passed along as dividend distributions. The portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.


     The portfolio declares dividend distributions daily and pays them monthly. The portfolio typically distributes long-term capital gains (if any) to shareholders at least annually, at the end of its fiscal year. Short-term capital gains (if any) are distributed periodically as determined by the Board of Directors.

     Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

TAXES

     As with any investment, you should consider how your investment in the portfolio will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.



     As long as the portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the portfolio pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.



     Distributions you receive from the portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held portfolio shares. However, the portfolio does not expect to realize long-term capital gains or to make capital gain distributions. The portfolio will mostly make dividend distributions from other sources (including short-term capital gains), which are generally taxed as ordinary income.


     We will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category.

     Depending on provisions in your state's tax law, the portion of the portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.


     Any time you sell or exchange shares, it is considered a taxable event for you. Because the portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

     If you do not provide us, or our paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.


STATEMENTS AND REPORTS

     The portfolio produces financial reports, which include a list of the portfolio holdings, semiannually and updates its prospectus annually. The portfolio generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailing to the same address, the portfolio may choose to mail only one report, prospectus or proxy statement to your household, even if more than one person in the household has an account with the portfolio. If you would like to receive additional reports, prospectuses or proxy statements, please contact your financial representative or call 800-222-8977.


     CSAM makes available, upon request and without charge, periodic listings of the portfolio securities held by the fund and other statistical characteristics of the portfolio (such as the portfolio's industry diversification). This information is made available after each month end on the portfolio's website www.csam.com.

                                  BUYING SHARES

OPENING AN ACCOUNT

     You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. Class C shares may not be available through all financial representatives. You should contact your financial representative for further information.

BUYING SHARES

     The portfolio is open Monday through Friday, except for the days the following holidays are observed: Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Your financial representative must receive your purchase order in proper form prior to 12:00 noon Eastern Time or by the close of the NYSE (usually 4:00 p.m. Eastern Time) in order for your transaction to be priced at the NAV determined at 12:00 noon Eastern Time or at that day's closing NAV, respectively. If the financial representative receives it after the close of the NYSE, it will be priced on the next business day at the NAV determined at 12:00 noon Eastern Time. Investors may be charged a fee by a financial representative for transactions effected through it. "Proper form" means the portfolio or your financial representative, as the case may be, has received a completed purchase application and payment for shares (as described in this Prospectus).


     In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the portfolio will not be able to open your account. If the portfolio is unable to verify your identity or the identity of any person authorized to act on your behalf, the portfolio and CSAM reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your portfolio shares will be redeemed at the net asset value per share next calculated after the determination has been made to close your account.


     To purchase shares by check, mail or deliver your check to your financial representative, who will deposit it into the portfolio. Please write the portfolio name on the check.

     Financial representatives may offer an automatic sweep for the shares of the portfolio in the operation of cash management or brokerage accounts for their customers. A sweep feature allows you to have free credit balances in your brokerage account invested in the portfolio. Free credit balances in excess of the minimum are automatically invested in the portfolio in accordance with the terms of your brokerage account. For more information contact your financial representative.

     Except for automatic sweep arrangements, the minimum initial investment in the portfolio is $1 million and there is no minimum for subsequent investments. Certain retirement plans for which recordkeeping is performed on an omnibus basis for multiple participants are not subject to investment minimums. Your financial representative may impose a minimum account balance necessary to keep your account open. Please read their program materials for any special provisions or additional service guidelines that may apply to your investment. The portfolio reserves the right to modify or waive minimum investment amounts or account balance requirements.

     Investors may purchase shares of the portfolio in exchange for portfolio securities, with CSAM's permission. The portfolio securities must meet the following requirements:

o    Match the portfolio's investment objective and policies

o    Be considered by CSAM to be an appropriate investment for the portfolio

o    Be easily valued, liquid and not subject to restrictions on transfer

     You may have to pay administrative or custody costs if you make a purchase in kind and the execution of your purchase order may be delayed.

                                 SELLING SHARES

REDEEMING SHARES

     You should contact your financial representative to redeem shares of the portfolio. A signature guarantee may be required in some circumstances before your redemption can be processed. You can obtain a signature guarantee from most banks, brokers, credit unions, national securities exchanges, savings associations or securities dealers, but not from a notary public. Your redemption will be processed at the net asset value per share next computed following the receipt by your financial representative of your request in proper form. You also may redeem shares by cash sweep. If your financial representative offers an automatic sweep arrangement, the sweep will automatically transfer from the portfolio sufficient amounts to cover security purchases in your brokerage account.

                                 OTHER POLICIES

TRANSACTION DETAILS

     You are entitled to earned-dividend distributions as soon as your purchase order is executed. If we receive your purchase order and payment to purchase shares of the portfolio before 4:00 p.m. Eastern Time, you begin to earn dividend distributions on that day.

     Your purchase order will be canceled if your financial representative places a telephone order by 4:00 p.m. Eastern Time and we do not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the portfolio if your investment check or electronic transfer (ACH) does not clear.

     If your financial representative wires money without first calling our Institutional Shareholder Services Center to place an order, and your wire arrives after the close of regular trading on the NYSE, then your order will not be executed until 12:00 noon Eastern Time the following business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

     Uncashed redemption or distribution checks do not earn interest.

ACCOUNT CHANGES

     Call your financial representative to update your account records whenever you change your address. Your financial representative can also help you change your account information or privileges.

SPECIAL SITUATIONS

     The portfolio reserves the right to:


o refuse any purchase or exchange request, including those from any person or group who, in the portfolio's view, has engaged or is likely to engage in market timing (i.e. frequent trading of portfolio shares designed to take advantage of short-term market movements). If the portfolio rejects an exchange, your redemption will be priced at the next-computed NAV. In determining whether to accept or reject a purchase or exchange request, the portfolio considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. Because market timing may hurt the portfolio and its shareholders, the portfolio tries to identify persons and groups who engage in market timing and reject purchase or exchange orders from them. The portfolio's efforts, however, to curb market timing may not be entirely successful. In particular, the portfolio's ability to monitor trades, including trades by the underlying shareholders of omnibus accounts maintained by brokers, insurers and fee based-program accounts, among others, may be limited. As a result, the portfolio may not be able to identify instances of market timing. Depending on the portion of portfolio shares held through such financial intermediaries (which may represent most of portfolio shares), market timing could adversely affect shareholders


o change or discontinue its exchange privilege after 60 days' notice to current investors, or temporarily suspend this privilege during unusual market conditions

o    charge a wire-redemption fee

o make a "redemption in kind"--payment in portfolio securities rather than cash--for certain large redemption amounts that could hurt portfolio operations

o suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits)

o stop offering the portfolio's shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)


                    INSTITUTIONAL SHAREHOLDER SERVICES CENTER
                                  800-222-8977
                MONDAY - FRIDAY, 8:30 A.M. - 6 P.M. EASTERN TIME

                                OTHER INFORMATION

ABOUT THE DISTRIBUTOR


     Credit Suisse Asset Management Securities, Inc. (CSAMSI), located at 466 Lexington Avenue, New York, New York 10017, is the portfolio's distributor. CSAMSI is affiliated with CSAM and is responsible for making Class C shares of the portfolio available to you.


     The portfolio has adopted a 12b-1 Plan with respect to its Class C shares pursuant to the rules under the Investment Company Act of 1940. The plan allows the portfolio to pay for the sale and servicing of Class C shares. Under the plan, the distributor is paid 0.25% of the average daily net assets of the portfolio. Since these fees are paid out of Class C assets on an ongoing basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges. Distribution and service fees are used to pay the distributor to promote the sale of Class C shares and the servicing of accounts of the Class C shareholders.

     The expenses incurred by the distributor under the 12b-1 Plan include the preparation, printing and distribution of prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor's employees or employees of the distributor's affiliates for their distribution assistance.


     The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. CSAM or an affiliate may make similar payments under similar arrangements. For further information on the distributor's payments for distribution and shareholder servicing, see "Management of the Fund - Distribution and Shareholder Servicing" in the SAI.

                       This page intentionally left blank

                       This page intentionally left blank

                       This page intentionally left blank

                              FOR MORE INFORMATION

     More information about the portfolio is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS

     Includes financial statements, portfolio investments and detailed performance information.

OTHER INFORMATION

     A current Statement of Additional Information (SAI), which provides more details about the portfolio, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

     You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

     Please contact Credit Suisse Funds to obtain, without charge, the SAI, Annual and Semiannual Reports and other information and to make shareholder inquiries:

BY TELEPHONE:
800-222-8977

BY FACSIMILE:
646-354-5026

BY MAIL:
Credit Suisse Institutional
Money Market Fund, Inc.
P.O. Box 55030
Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:
Boston Financial Data Services, Inc.
Attn: Credit Suisse Institutional
Money Market Fund, Inc.
66 Brooks Drive
Braintree, MA 02184


ON THE INTERNET:
www.csam.com


SEC file number:
Credit Suisse Institutional
Money Market Fund, Inc.         811-10471


P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-222-8977 o WWW.CSAM.COM                                  SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSPPC-1-0504

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2004


               CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

                                 Prime Portfolio

                              Government Portfolio


                  This Statement of Additional Information provides information about the Credit Suisse Institutional Money Market Fund, Inc. (the "Fund"), relating to Class A, Class B and Class C shares of the Prime Portfolio and the Government Portfolio (each a "Portfolio") that supplements information that is contained in the prospectuses for the Prime Portfolio and Government Portfolio dated May 1, 2004, as each may be amended from time to time (the prospectus for the Prime Portfolio and the prospectus for the Government Portfolio are collectively, the "Prospectuses") and is incorporated by reference in its entirety into the Prospectuses.

                  The Fund's audited Annual Report for Class A, Class B and Class C shares of the Portfolios, dated December 31, 2003, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, is incorporated herein by reference.


                  This Statement of Additional Information is not itself a prospectus and no investment in shares of each of the Portfolios should be made solely upon the information contained herein. Copies of the Prospectuses and information regarding each Portfolio's current performance and the status of shareholder accounts may be obtained by writing or telephoning:

                        Credit Suisse Institutional Funds
                                 P.O. Box 55030
                              Boston, MA 02205-5030
                                 1-800-222-8977



                                    Contents

                                                                                                                Page

INVESTMENT OBJECTIVE.............................................................................................1
GENERAL..........................................................................................................1
         Price and Portfolio Maturity............................................................................1
         Portfolio Quality and Diversification...................................................................1
INVESTMENT POLICIES..............................................................................................2
         Bank Obligations........................................................................................2
         Variable Rate Master Demand Notes.......................................................................2
         U.S. Government Securities..............................................................................3
         When-Issued Securities..................................................................................4
         Repurchase Agreements...................................................................................4
         Reverse Repurchase Agreements and Borrowings............................................................5
         Securities of Other Investment Companies................................................................5
INVESTMENT RESTRICTIONS..........................................................................................6
PORTFOLIO VALUATION..............................................................................................7
PORTFOLIO TRANSACTIONS AND TURNOVER..............................................................................8
MANAGEMENT OF THE FUND..........................................................................................10
         Officers and Board of Directors........................................................................10
         Information Concerning Directors and Officers..........................................................10
         Ownership in Securities of the Fund and Fund Complex...................................................14
         Information Concerning Committees and Meetings of Directors............................................15
         Directors' Total Compensation for Fiscal Year Ended December 31, 2003..................................17
         Proxy Voting Policy....................................................................................17
         Advisory Agreements....................................................................................18
         Board Approval of Advisory Agreement...................................................................20
         Co-Administration Agreements...........................................................................20
         Code of Ethics.........................................................................................22
         Custodian and Transfer Agent...........................................................................22
         Distribution and Shareholder Servicing.................................................................23
         Organization of the Fund...............................................................................26
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..................................................................27
ADDITIONAL INFORMATION CONCERNING TAXES.........................................................................28
         The Portfolios and Their Investments...................................................................29
INDEPENDENT AUDITORS AND COUNSEL................................................................................32
MISCELLANEOUS...................................................................................................32
FINANCIAL STATEMENTS............................................................................................33
APPENDIX A.....................................................................................................A-1
APPENDIX B.....................................................................................................B-1
APPENDIX C.....................................................................................................C-1



                              INVESTMENT OBJECTIVE

                  The following information supplements the discussion of each Portfolio's investment objectives and policies in the Prospectuses. There are no assurances that either Portfolio will achieve its investment objective.


                  The investment objective of each Portfolio is to provide investors with high current income consistent with liquidity and stability of principal. Each Portfolio's investment objective may be changed by the Board of Directors without shareholder approval.


                  Under normal market conditions, the Government Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Government Securities. The Government Portfolio's 80% investment policy may be changed by the Board of Directors of the Fund upon 60 days' notice to shareholders.

                  Unless otherwise indicated, each Portfolio is permitted, but not obligated, to engage in the following investment strategies, subject to any percentage limitations set forth below.

                  The Portfolios do not represent that these techniques are available now or will be available at any time in the future.

                                     GENERAL


                  Price and Portfolio Maturity. Each Portfolio invests only in securities that are purchased with and payable in U.S. dollars and that have (or, pursuant to regulations adopted by the Securities and Exchange Commission (the "SEC"), are deemed to have) remaining maturities of 397 calendar days or less at the date of purchase by a Portfolio. For this purpose, variable rate master demand notes (as described below), which are payable on demand, or, under certain conditions, at specified periodic intervals not exceeding 397 calendar days, and in either case on not more than 30 days' notice, will be deemed to have remaining maturities of 397 calendar days or less. Each Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less. Each Portfolio follows these policies to maintain a constant net asset value of $1.00 per share, although there is no assurance that it can do so on a continuing basis.


                  Portfolio Quality and Diversification. Each Portfolio will limit its investments to securities that its Board determines present minimal credit risks and which are "Eligible Securities" at the time of acquisition by the Portfolio. The term Eligible Securities includes securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (i) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) one NRSRO, if only one NRSRO has issued a rating with respect to such security or issuer at the time that a Portfolio acquires the security. Each Portfolio may purchase securities that are unrated at the time of purchase that the Portfolio's investment adviser (the "Adviser") deems to be of comparable quality to rated securities that the Portfolio may purchase. The NRSROs currently designated as such by the SEC are the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P"), Moody's Investors Service ("Moody's"), Fitch, Inc. ("Fitch"), and Dominion Bond Rating Service Ltd. A discussion of the ratings categories of S&P, Moody's and Fitch is contained in Appendix A to this Statement of Additional Information.


                  Each Portfolio is subject to certain credit quality, maturity and diversification requirements under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), as operating policies. Under these policies, there are two tiers of Eligible Securities, first and second tier, based on their ratings by NRSROs or, if the securities are unrated, on determinations by the Adviser. These policies generally restrict each Portfolio from investing more than 5% of its assets in second tier securities and limit to 5% of assets the portion that may be invested in any one issuer. In accordance with Rule 2a-7, each Portfolio may invest up to 25% of its assets in the first tier securities of a single issuer for a period of up to three days.

                               INVESTMENT POLICIES

                  Bank Obligations. The Prime Portfolio may purchase bank obligations, including United States dollar-denominated instruments issued or supported by the credit of the United States or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. While the Portfolio will invest in obligations of U. S. branches of foreign banks or foreign branches of United States banks only if the Adviser deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of United States banks due to differences in political, regulatory and economic systems and conditions. Such risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks.

                  Variable Rate Master Demand Notes. Each Portfolio may also purchase variable rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, each Portfolio may demand payment of principal and accrued interest at any time and may resell the note at any time to a third party. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.

                  Variable rate master demand notes held by each Portfolio may have maturities of more than 13 months, provided: (i) the Portfolio is entitled to payment of principal and accrued interest upon not more than seven days' notice and (ii) the rate of interest on such notes is adjusted automatically at periodic intervals which may extend up to 13 months. In determining the Portfolio's average weighted portfolio maturity and whether a variable rate master demand note has a remaining maturity of 13 months or less, each note will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount owed can be recovered through demand. In determining whether an unrated variable rate master demand note is of comparable quality at the time of purchase to instruments rated "high quality" by any NRSRO or when purchasing variable rate master demand notes, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer of the note and will continuously monitor its financial condition. In addition, when necessary to ensure that a note is of "high quality," the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter of line of credit, guarantee or commitment to lend.

                  In the event an issuer of a variable rate master demand note defaults on its payment obligation, a Portfolio might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. However, each Portfolio will invest in such instruments only where the Adviser believes that the risk of such loss is minimal. In determining average weighted portfolio maturity, a variable rate master demand note will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand note period.

                  U.S. Government Securities. The obligations issued or guaranteed by the U.S. government in which the Portfolios may invest include direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the United States are instruments that are supported by the full faith and credit of the United States (such as certificates issued by the Government National Mortgage Association ("GNMA")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds).

                  Other U.S. government securities in which the Portfolios may invest include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a Portfolio will invest in obligations issued by such an instrumentality only if its Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund. The Government Portfolio will invest at least 80% of its net assets in U.S. Government Securities.

                  When-Issued Securities. Each Portfolio may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. Each Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Each Portfolio expects that commitments to purchase when-issued securities will not exceed 15% of the value of its net assets absent unusual market conditions, and that a commitment by a Portfolio to purchase when-issued securities will generally not exceed 45 days. Each Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

                  When a Portfolio agrees to purchase when-issued securities, its custodian will set aside cash or liquid securities in a segregated account equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Portfolio may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that a Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Portfolio will set aside cash and liquid assets to satisfy its purchase commitments in the manner described, the Portfolio's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 15% of the value of its assets.

                  When a Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  Repurchase Agreements. Each Portfolio may agree to purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed-upon date and price ("repurchase agreements"). The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Default by a seller, if the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, could expose a Portfolio to possible loss, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights thereto. CSAM monitors the creditworthiness of those banks and non-bank dealers with which each Portfolio enters into repurchase agreements to evaluate this risk. Repurchase agreements are considered to be loans by a Portfolio under the 1940 Act. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements will be held by a Portfolio's custodian or in the Federal Reserve/Treasury book-entry system or another authorized securities depository.

                  Reverse Repurchase Agreements and Borrowings. Each Portfolio may borrow funds for temporary purposes and not for leverage by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed-upon date and price. At the time a Portfolio enters into such an arrangement (a "reverse repurchase agreement"), it will place in a segregated custodial account cash or liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by a Portfolio under the 1940 Act.

                  Securities of Other Investment Companies. Each Portfolio may invest in securities of other investment companies to the extent permitted under the 1940 Act or pursuant to an SEC order. Presently, under the 1940 Act, each Portfolio may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Portfolio's total assets and (iii) when added to all other investment company securities held by the Portfolio, do not exceed 10% of the value of the Portfolio's total assets. As a shareholder of another investment company, each Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Portfolio bears directly in connection with its own operations.


                  Municipal Securities. The Prime Portfolio may invest in municipal securities, the interest on which is exempt from regular federal income tax. Municipal securities include short-term debt obligations issued by state and local governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Private activity securities that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term municipal securities if the interest paid thereon is excluded from gross income for regular federal income tax purposes. The Portfolio may invest in municipal securities when, in the adviser's judgment, it is appropriate to do so in order to achieve the Portfolio's goal of high current income consistent with liquidity and stability of principal.


                  The two principal types of municipal securities consist of "general obligation" and "revenue" issues, and the Portfolio may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity securities held by the Portfolio are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity securities is usually directly related to the credit standing of the corporate user of the facility involved.

                  There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of rating agencies represent their opinions as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Portfolio, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. The Portfolio's investment adviser will consider such an event in determining whether the Portfolio should continue to hold the obligation.

                  The payment of principal and interest by issuers of certain municipal securities purchased by the Portfolio may be guaranteed by letters of credit or other credit facilities offered by banking or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets the Portfolio's investment quality requirements.

                  An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its, or their, municipal securities may be materially adversely affected.

                             INVESTMENT RESTRICTIONS

                  The investment limitations numbered 1 through 5 may not be changed without the affirmative vote of the holders of a majority of a Portfolio's outstanding shares. Such majority is defined as the lesser of (i) 67% or more of the shares of a Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of a Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of a Portfolio. Investment limitations 6 through 9 may be changed by a vote of the Fund's Board of Directors (the "Board") at any time. If a percentage restriction (other than the percentage limitations set forth in No. 1 and No. 8) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of each Portfolio's assets will not constitute a violation of such restriction.

          Each Portfolio may not:

     1. Borrow money, issue senior securities or enter into reverse repurchase agreements except for temporary or emergency purposes and not for leveraging, and then in amounts not in excess of 10% of the value of its assets at the time of such transactions constituting borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of its assets at the time of such borrowing. Whenever borrowings exceed 5% of the value of its total assets, a Portfolio will not make any additional investments.

     2. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of obligations issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political sub-divisions or certificates of deposit, time deposits, savings deposits and bankers' acceptances of domestic branches of U.S. banks.


     3. Make loans except through loans of portfolio securities, enter into repurchase agreements, acquisitions of securities consistent with its investment objective and policies and as otherwise permitted by the 1940 Act.


     4. Underwrite any issue of securities except to the extent that the purchase of debt obligations directly from the issuer thereof in accordance with such Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

     5. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Portfolio may purchase securities issued by companies that invest in real estate or interests therein.

     6.   Write or sell puts, calls, straddles, spreads or combinations thereof.

     7. Purchase securities on margin, make short sales of securities or maintain a short position.

     8. Invest more than 10% of the value of its net assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days after notice by a Portfolio, variable rate master demand notes providing for settlement upon maturities longer than seven days and savings accounts which require more than seven days' notice prior to withdrawal shall be considered illiquid securities.

     9.   Invest in oil, gas or mineral leases.

                               PORTFOLIO VALUATION

                  Each Portfolio's securities are valued on the basis of amortized cost consistent with Rule 2a-7 under the 1940 Act. Under this method, each Portfolio values a portfolio security at cost on the date of purchase and thereafter assumes a constant value of the security for purposes of determining net asset value, which normally does not change in response to fluctuating interest rates. Although the amortized cost method seems to provide certainty in portfolio valuation, it may result in periods during which values, as determined by amortized cost, are higher or lower than the amount a Portfolio would receive if it sold the securities. In connection with amortized cost valuation, the Board has established procedures that are intended to stabilize each Portfolio's net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which a Portfolio's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviations from a Portfolio's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening a Portfolio's average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Portfolio's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

                       PORTFOLIO TRANSACTIONS AND TURNOVER

                  Credit Suisse Asset Management, LLC, the Portfolios' investment adviser ("CSAM"), is responsible for establishing, reviewing, and, where necessary, modifying each Portfolio's investment program to achieve its investment objective and will select specific portfolio investments and effect transactions for the Portfolios. Purchases and sales of portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with dealers who specialize in money market instruments. CSAM seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, CSAM may, in its discretion, effect transactions in portfolio securities with dealers who provide the Portfolios with research advice or other services.

                  Investment decisions for each Portfolio concerning specific portfolio securities are made independently from those for other clients advised by CSAM. Such other investment clients may invest in the same securities as the Portfolios. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price, and available investments allocated as to amount, in a manner which CSAM believes to be equitable to each client, including the Portfolios. In some instances, this investment procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained or sold for a Portfolio. To the extent permitted by law, CSAM may aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for such other investment clients in order to obtain best execution.

                  In no instance will portfolio securities be purchased from or sold to CSAM, Credit Suisse Asset Management Securities, Inc. ("CSAMSI") or Credit Suisse First Boston ("CSFB") or any affiliated person of such companies, except pursuant to an exemption received from the SEC. In addition, the Portfolios will not give preference to any institutions with whom the Fund, on behalf of each Portfolio, enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

                  Each Portfolio does not intend to seek profits through short-term trading. Each Portfolio's annual portfolio turnover will be relatively high but its portfolio turnover is not expected to have a material effect on its net income. Each Portfolio's turnover is expected to be zero for regulatory reporting purposes.


                  As of December 31, 2003, the Prime Portfolio held securities of its regular broker or dealers as follows:


------------------------------------------------------------ ---------------------------------------------------------
NAME OF SECURITY                                             AGGREGATE VALUE
------------------------------------------------------------ ---------------------------------------------------------

Bank One Capital Markets 1.04% due 1/1/04                    $19,999,702
------------------------------------------------------------ ---------------------------------------------------------
CitiGroup Global Market Holdings 1.09% due 1/08/04           $27,994,066
------------------------------------------------------------ ---------------------------------------------------------
Goldman Sachs Group, Inc. Repurchase Agreement dated         $11,000,000
12/31/03

------------------------------------------------------------ ---------------------------------------------------------
Merrill Lynch & Company, Inc. Commercial Paper 1.47% Due     $29,137,291
2/23/04

------------------------------------------------------------ ---------------------------------------------------------
Morgan Stanley Commercial Paper 5.625% due 1/20/04           $18,039,615
------------------------------------------------------------ ---------------------------------------------------------


                  As of December 31, 2003, the Government Portfolio held securities of its regular broker or dealers as follows:

------------------------------------------------------------ ---------------------------------------------------------
Goldman Sachs Group, Inc. Repurchase Agreement dated         $29,700,000
12/3/03
------------------------------------------------------------ ---------------------------------------------------------
State Street Bank & Trust Co. Time Deposit                   $4,244,000
------------------------------------------------------------ ---------------------------------------------------------

                             MANAGEMENT OF THE FUND

                  Officers and Board of Directors

                  The business and affairs of the Fund is managed by the Board of Directors in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board approves all significant agreements between each Portfolio and the companies that furnish services to the Fund, including agreements with the Fund's investment adviser, custodian and transfer agent. The Board elects officers who are responsible for the day-to-day operations of the Portfolio and who execute policies authorized by the Board.

                  The names and birth dates of the Fund's Directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.


                           Information Concerning Directors and Officers


----------------------------------- --------------- ------------- ---------------------- ------------ -------------------
Name, Address and Date of Birth                                                          Number of
                                                                                         Portfolios
                                                    Term of                              in Fund
                                                    Office1 and   Principal              Complex
                                    Position(s)     Length of     Occupation(s) During   Overseen     Directorships
                                    Held with Fund  Time Served   Past Five Years        by Director  Held by Director
----------------------------------- --------------- ------------- ---------------------- ------------ -------------------
Independent Directors
----------------------------------- --------------- ------------- ---------------------- ------------ -------------------

Richard H. Francis                  Director,       Since Fund    Currently retired      44           None
c/o Credit Suisse                   Nominating      inception
Asset Management, LLC               and Audit
466 Lexington Avenue                Committee
New York, New York  10017-3140      Member

Date of Birth: 04/23/32
----------------------------------- --------------- ------------- ---------------------- ------------ -------------------
Jeffrey E. Garten                   Director,       Since Fund    Dean of Yale School    43           Director of
Box 208200                          Nominating      inception     of Management and                   Aetna, Inc.
New Haven, Connecticut  06520-8200  and Audit                     William S. Beinecke                 (insurance
                                    Committee                     Professor in the                    company);
                                    Member                        Practice of                         Director of
Date of Birth: 10/29/46                                           International Trade                 Calpine Energy
                                                                  and Finance from                    Corporation
                                                                  November 1995 to                    (energy
                                                                  present                             provider);
                                                                                                      Director of
                                                                                                      CarMax (used car
                                                                                                      dealers)
----------------------------------- --------------- ------------- ---------------------- ------------ -------------------


------------------
1 Each Director and Officer serves until his or her respective successor has been duly elected and qualified.



----------------------------------- --------------- ------------- ---------------------- ------------ -------------------
Name, Address and Date of Birth                                                          Number of
                                                                                         Portfolios
                                                    Term of                              in Fund
                                                    Office1 and   Principal              Complex
                                    Position(s)     Length of     Occupation(s) During   Overseen     Directorships
                                    Held with Fund  Time Served   Past Five Years        by Director  Held by Director
----------------------------------- --------------- ------------- ---------------------- ------------ -------------------

Peter F. Krogh                      Director,       Since Fund    Dean Emeritus and      43           Director of The
301 ICC                             Audit           inception     Distinguished                       Carlisle
Georgetown University               Committee                     Professor of                        Companies
Washington, DC 20057                Member and                    International                       Incorporated
                                    Nominating                    Affairs at the                      (diversified
                                    Committee                     Edmund A. Walsh                     manufacturing
Date of Birth: 02/11/37             Chairman                      School of Foreign                   company); Member
                                                                  Service, Georgetown                 of Selection
                                                                  University from June                Committee for
                                                                  1995 to present;                    Truman Scholars
                                                                  Moderator of PBS                    and Henry Luce
                                                                  foreign affairs                     Scholars;  Senior
                                                                  television series                   Associate of
                                                                  from 1988 to 2000                   Center for
                                                                                                      Strategic and
                                                                                                      International
                                                                                                      Studies; Trustee
                                                                                                      of numerous world
                                                                                                      affairs
                                                                                                      organizations
----------------------------------- --------------- ------------- ---------------------- ------------ -------------------
James S. Pasman, Jr.                Director,       Since Fund    Currently retired      45           Director of
c/o Credit Suisse                   Nominating      inception                                         Education
Asset Management, LLC               and Audit                                                         Management Corp.
466 Lexington Avenue                Committee
New York, NY  10017-3140            Member

Date of Birth: 12/20/30
----------------------------------- --------------- ------------- ---------------------- ------------ -------------------
Steven N. Rappaport                 Director,       Since Fund    Partner of Lehigh      45           Director of
Lehigh Court LLC                    Nominating      inception     Court, LLC and RZ                   Presstek, Inc. (a
40 East 52nd Street,                Committee                     Capital (private                    digital imaging
New York, New York 10022            Member and                    investment firms)                   technologies
                                    Audit                         from July 2002 to                   company);
                                    Committee                     present; Consultant                 Director of Wood
Date of Birth: 07/10/48             Chairman                      to SunGard                          Resources, LLC (a
                                                                  Securities Finance,                 plywood
                                                                  Inc. ("SunGard")                    manufacturing
                                                                  from February 2002                  company)
                                                                  to July 2002;
                                                                  President of SunGard
                                                                  from May 2001 to
                                                                  February 2002;
                                                                  President of Loanet,
                                                                  Inc. (on-line
                                                                  accounting service)
                                                                  from 1997 to May 2001
----------------------------------- --------------- ------------- ---------------------- ------------ -------------------

                                       11



----------------------------------- --------------- ------------- ---------------------- ------------ -------------------
Name, Address and Date of Birth                                                          Number of
                                                                                         Portfolios
                                                    Term of                              in Fund
                                                    Office1 and   Principal              Complex
                                    Position(s)     Length of     Occupation(s) During   Overseen     Directorships
                                    Held with Fund  Time Served   Past Five Years        by Director  Held by Director
----------------------------------- --------------- ------------- ---------------------- ------------ -------------------
----------------------------------- --------------- ------------- ---------------------- ------------ -------------------
Interested Director/Trustee
----------------------------------- --------------- ------------- ---------------------- ------------ -------------------
Joseph D. Gallagher2                Director,       Since 2003    Managing Director      46           None
Credit Suisse Asset Management,     Chairman of                   and Chief Executive
LLC                                 the Board and                 Officer of CSAM
466 Lexington Avenue                Chief                         since 2003; Chief
New York, New York 10017-3140       Executive                     Executive Officer
Date of Birth:  12/14/62            Officer                       and Director of
                                                                  Credit Suisse
                                                                  Asset
                                                                  Management
                                                                  Limited,
                                                                  London,
                                                                  England, from
                                                                  June 2000 to
                                                                  2003; Director
                                                                  of Credit
                                                                  Suisse Asset
                                                                  Management
                                                                  Funds (UK)
                                                                  Limited,
                                                                  London,
                                                                  England, from
                                                                  June 2000 to
                                                                  2003; Managing
                                                                  Director, Head
                                                                  - Asian
                                                                  Corporate
                                                                  Finance and
                                                                  M&A's, Credit
                                                                  Suisse First
                                                                  Boston, Hong
                                                                  Kong, China,
                                                                  from January
                                                                  1998 to May
                                                                  1999
----------------------------------- --------------- ------------- ---------------------- ------------ -------------------
William W. Priest, Jr.3             Director        Since Fund    Co-Managing Partner,   50           Globe Wireless,
Steinberg Priest & Sloane Capital                   inception     Steinberg Priest &                  L.L.C. (maritime
Management                                                        Sloane Capital                      communications
12 East 49th Street                                               Management since                    company);
12th Floor                                                        March 2001; Chairman                InfraRed X
New York, New York 10017                                          and Managing                        (medical device
                                                                  Director of CSAM                    company)
Date of Birth:  09/24/41                                          from 2000 to
                                                                  February 2001, Chief
                                                                  Executive Officer
                                                                  and Managing
                                                                  Director of CSAM
                                                                  from 1990 to 2000
----------------------------------- --------------- ------------- ---------------------- ------------ -------------------


------------------

     2 Mr. Gallagher is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

     3 Mr. Priest is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended December 31, 2002).



---------------------------------------- ------------------- --------------------- ---------------------------------------
Name, Address and Date of Birth           Position(s) Held   Term of Office4        Principal Occupation(s) During Past
                                             with Funds       and Length of Time                 Five Years
                                                                    Served
---------------------------------------- ------------------- --------------------- ---------------------------------------
Officers
---------------------------------------- ------------------- --------------------- ---------------------------------------

Hal Liebes                               Vice President      Since Fund inception  Managing Director and Global General
Credit Suisse Asset Management, LLC      and Secretary                             Counsel of CSAM; Associated with CSAM
466 Lexington Avenue                                                               since 1997; Officer of other Credit
New York, New York 10017-3140                                                      Suisse Funds
Date of Birth:  07/06/64
---------------------------------------- ------------------- --------------------- ---------------------------------------
Michael A. Pignataro                     Treasurer and       Since Fund inception  Director and Director of Fund
Credit Suisse Asset Management, LLC      Chief Financial                           Administration of CSAM; Associated
466 Lexington Avenue                     Officer                                   with CSAM since 1984; Officer of
New York, New York 10017-3140                                                      other Credit Suisse Funds
Date of Birth:  11/15/59
---------------------------------------- ------------------- --------------------- ---------------------------------------
Gregory N. Bressler                      Assistant           Since Fund inception  Director and Deputy General Counsel
Credit Suisse Asset Management, LLC      Secretary                                 of CSAM; Associated with CSAM since
466 Lexington Avenue                                                               January 2000; Associated with the law
New York, New York 10017-3140                                                      firm of Swidler Berlin Shereff
Date of Birth:  11/17/66                                                           Friedman LLP from 1996 to 2000;
                                                                                   Officer of other Credit Suisse Funds
---------------------------------------- ------------------- --------------------- ---------------------------------------
J. Kevin Gao                             Assistant           Since 2004            Vice President and Legal Counsel of
Credit Suisse Asset Management, LLC      Secretary                                 CSAM; Associated with CSAM since July
466 Lexington Avenue                                                               2003; Associated with the law firm of
New York, New York 10017-3140                                                      Willkie Farr & Gallagher LLP from
Date of Birth:  10/13/67                                                           1998 to 2003; Officer of other Credit
                                                                                   Suisse Funds
---------------------------------------- ------------------- --------------------- ---------------------------------------
Joseph Parascondola                      Assistant           Since Fund inception  Assistant Vice President of CSAM
Credit Suisse Asset Management, LLC      Treasurer                                 since April 2000; Assistant Vice
466 Lexington Avenue                                                               President, Deutsche Asset Management
New York, New York 10017-3140                                                      from January 1999 to April 2000;
Date of Birth:  06/05/63                                                           Officer of other Credit Suisse Funds
---------------------------------------- ------------------- --------------------- ---------------------------------------
Robert M. Rizza                          Assistant           Since 2002            Assistant Vice President of CSAM;
Credit Suisse Asset Management, LLC      Treasurer                                 Associated with CSAM since 1998;
466 Lexington Avenue                                                               Officer of other Credit Suisse Funds
New York, New York 10017-3140
Date of Birth:  12/09/65
---------------------------------------- ------------------- --------------------- ---------------------------------------


------------------
     4 Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

                  Ownership in Securities of the Fund and Fund Complex

As reported to the Fund, the information in the following table reflects beneficial ownership by the Directors of certain securities as of December 31, 2003.



------------------------------- -------------------------------------------------------- -----------------------------
Name of Director                Dollar Range of Equity Securities in the Fund*,5         Aggregate Dollar Range of
                                                                                         Equity Securities in all
                                                                                         Registered Investment
                                                                                         Companies Overseen by
                                                                                         Director in Family of
                                                                                         Investment Companies*
------------------------------- -------------------------------------------------------- -----------------------------

Independent Directors
------------------------------- ------------------------------ ------------------------- -----------------------------
Richard H. Francis              Government Portfolio                      A                           E
------------------------------- ------------------------------ ------------------------- -----------------------------
                                Prime Portfolio                           A
------------------------------- ------------------------------ ------------------------- -----------------------------
Jeffrey E. Garten               Government Portfolio                      A                           A
------------------------------- ------------------------------ ------------------------- -----------------------------
                                Prime Portfolio                           A
------------------------------- ------------------------------ ------------------------- -----------------------------
Peter F. Krogh                  Government Portfolio                      A                           D
------------------------------- ------------------------------ ------------------------- -----------------------------
                                Prime Portfolio                           A
------------------------------- ------------------------------ ------------------------- -----------------------------
James S. Pasman, Jr.            Government Portfolio                      A                           C
------------------------------- ------------------------------ ------------------------- -----------------------------
                                Prime Portfolio                           A
------------------------------- ------------------------------ ------------------------- -----------------------------
Steven N. Rappaport             Government Portfolio                      A                           D
------------------------------- ------------------------------ ------------------------- -----------------------------
                                Prime Portfolio                           A
------------------------------- ------------------------------ ------------------------- -----------------------------

                                       14




------------------------------- -------------------------------------------------------- -----------------------------
Name of Director                Dollar Range of Equity Securities in the Fund*,5         Aggregate Dollar Range of
                                                                                         Equity Securities in all
                                                                                         Registered Investment
                                                                                         Companies Overseen by
                                                                                         Director in Family of
                                                                                         Investment Companies*
------------------------------- -------------------------------------------------------- -----------------------------

Interested Directors
------------------------------- ------------------------------ ------------------------- -----------------------------
Joseph D. Gallagher             Government Portfolio                      A                           E
------------------------------- ------------------------------ ------------------------- -----------------------------
                                Prime Portfolio                           A
------------------------------- ------------------------------ ------------------------- -----------------------------
William W. Priest, Jr.          Government Portfolio                      A                           A
------------------------------- ------------------------------ ------------------------- -----------------------------
                                Prime Portfolio                           A
------------------------------- ------------------------------ ------------------------- -----------------------------


------------------

5 Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934.

*    Key to Dollar Ranges:
     A.  None
     B.  $1 - $10,000
     C.  $10,000 - $50,000
     D.  $50,000 - $100,000
     E.  Over $100,000


           Information Concerning Committees and Meetings of Directors

                  The Fund's Board has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Directors who are not "interested persons" of the Fund as defined in the 1940 Act ("Independent Directors"), namely Messrs. Francis, Garten, Krogh, Pasman and Rappaport.

                  In accordance with its written charter adopted by the Board, the Audit Committee (a) assists Board oversight of the integrity of the Fund's financial statements, the independent auditor's qualifications and independence, the Fund's compliance with legal and regulatory requirements and the performance of the Fund's independent auditors; (b) prepares an audit committee report, if required by the SEC, to be included in the Fund's annual proxy statement, if any; (c) oversees the scope of the annual audit of the Fund's financial statements, the quality and objectivity of the Fund's financial statements, the Fund's accounting and financial reporting policies and its internal controls;
(d) determines the selection, appointment, retention and termination of the Fund's independent auditors, as well as approving the compensation thereof; (e) pre-approves all audit and non-audit services provided to the Fund and certain other persons by such independent auditors; and (f) acts as a liaison between the Fund's independent auditors and the full Board. The Audit Committee met four times during the Fund's fiscal year ended December 31, 2003.

                  In accordance with its written charter adopted by the Board, the Nominating Committee recommends to the Board persons to be nominated by the Board for election at the Fund's meetings of shareholders, special or annual, if any, or to fill any vacancy on the Board that may arise between shareholder meetings. The Nominating Committee also makes recommendations with regard to the tenure of Board members and is responsible for overseeing an annual evaluation of the Board and its committee structure to determine whether such structure is operating effectively. The Nominating Committee met once during the fiscal year ended December 31, 2003.

                  The Nominating Committee will consider for nomination to the Board candidates submitted by the Fund's shareholders or from other sources it deems appropriate. Any recommendation should be submitted to the Fund's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of the Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such shareholder believes such individual is, or is not, an "interested person" of the Fund (as defined in the 1940 Act), and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934. If the Fund is holding a shareholder meeting, any such submission, in order to be included in the Fund's proxy statement, should be made no later than the 120th calendar day before the date the Fund's proxy statement was released to security holders in connection with the previous year's annual meeting or, if the Fund has changed the meeting date by more than 30 days or if no meeting was held the previous year, within a reasonable time before the Fund begins to print and mail its proxy statement.

                  Mr. Rappaport has informed the Fund that his former employer, Loanet, Inc. ("Loanet"), had performed loan processing services for various Credit Suisse Group entities (not including CSAM). He indicated that Loanet billed these Credit Suisse entities approximately $1,700,000 and $2,300,000 during the years ended December 31, 2000 and 2001, respectively. Prior to May 31, 2001, Mr. Rappaport was President and a director of Loanet, and held an approximately 25% equity interest in Loanet. Another investor in Loanet owned an approximately 67% interest and was in control of Loanet until May 31, 2001. On May 31, 2001, Loanet was sold to SunGard Data Systems, Inc. ("SunGard"). Mr. Rappaport sold his shares to SunGard, but remained President of Loanet until December 31,2001. Mr. Rappaport remained at Loanet for a nominal salary until July 31, 2002 but had no formal position.

                  No employee of CSAM, State Street Bank and Trust Company ("State Street"), the Fund's co-administrator, or any of their affiliates receives any compensation from the Fund for acting as an officer or trustee of the Fund. Mr. Priest and each Trustee who is not a director, trustee, officer or employee of CSAM, State Street or any of their affiliates receives an annual fee of $750 and $250 for each Board meeting attended by him for his services as a trustee, and is reimbursed for expenses incurred in connection with his attendance at Board meetings. Each member of the Audit Committee receives an annual fee of $250, and the Chairman of the Audit Committee receives an annual fee of $325, for servicing on the Audit Committee.




     Directors' Total Compensation for Fiscal Year Ended December 31, 2003
------------------------------------------------------------------------------------------
Name of Director1                                                            Number of
                                                          All Investment   Portfolios in
                                                           Companies in    Fund Complex
                           Government                      the CSAM Fund     Overseen by
                           Portfolio     Prime Portfolio     Complex         Director
------------------------------------------------------------------------------------------

William W. Priest               656.25          656.25         74,562.52        49
------------------------------------------------------------------------------------------
Richard H. Francis            1,718.75        1,718.75        100,625.04        43
------------------------------------------------------------------------------------------
Jack W. Fritz2                1,593.75        1,593.75         99,125.04         0
------------------------------------------------------------------------------------------
Jeffrey E. Garten             1,343.75        1,343.75         84,875.06        42
------------------------------------------------------------------------------------------
Peter F. Krogh                1,718.75        1,718.75         92,125.00        42
------------------------------------------------------------------------------------------
James S. Pasman, Jr.          1,718.75        1,718.75        130,750.00        44
------------------------------------------------------------------------------------------
Steven N. Rappaport           1,868.75        1,868.75        110,375.06        44
------------------------------------------------------------------------------------------


                  As of March 26, 2004, Directors and officers of the Fund as a group owned of record less than 1% of the outstanding shares of each Portfolio.

                  Proxy Voting Policy

                  The Fund has adopted CSAM's Proxy Voting Policy and Procedures as its proxy voting policy. The Proxy Voting Policy and Procedures appear as Appendix B to this SAI. The Fund will be required to file Form N-PX with its complete proxy voting record for the 12 months ended June 30 of each year, not later than August 31 of each year. The first such filing will be made no later than August 31, 2004 for the 12 months ended June 30, 2004. Once filed, the Fund's Form N-PX will be available (1) without charge and upon request by calling the Fund toll-free at 800-927-2874 or through CSAM's website, www.csam.com and (2) on the SEC's website at http://www.sec.gov.

------------------
1 Mr. Gallagher is an interested person of the Fund and, accordingly, if elected a director of the Fund will receive no compensation from the Fund or any other investment company advised by CSAM.

2    Mr. Fritz resigned from the Board on November 18, 2003.

                           Advisory Agreements

                  CSAM, located at 466 Lexington Avenue, New York, New York 10017-3147 serves as investment adviser to each Portfolio pursuant to a written investment advisory agreement between CSAM and the Fund (the "Advisory Agreement"). CSAM is the institutional and mutual fund asset management arm of Credit Suisse First Boston ("CSFB"), part of the Credit Suisse Group ("Credit Suisse"), one of the world's largest financial organizations with approximately $912 billion in assets under management. CSAM is a diversified investment adviser managing global and domestic equity and fixed income portfolios for retail investors as well as institutional clients such as corporate pension and profit-sharing plans, state pension funds, union funds, endowments and charitable institutions. Together with its predecessor firms, CSAM has been engaged in the investment advisory business for over 60 years. As of December 31, 2003, Credit Suisse Asset Management employed 2,000 people worldwide and had global assets under management of approximately $317.9 billion, with $51.0 billion of assets under management in the U.S. CSFB is a leading global investment bank serving institutional, corporate, government and individual clients. CSFB's businesses include securities underwriting, sales and trading, investment banking, private equity, financial advisory services, investment research, venture capital, correspondent brokerage services and asset management. CSFB operates in 77 locations in 36 countries across six continents. CSFB is a business unit of the Zurich-based Credit Suisse. The principal business address of Credit Suisse is Paradeplatz 8, CH8070, Zurich, Switzerland.

                  The Advisory Agreement between each Portfolio and CSAM has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund's Board of Directors or by a majority of the Fund's outstanding voting securities, as defined in the 1940 Act.

                  Pursuant to each Advisory Agreement, subject to the supervision and direction of the Board, CSAM is responsible for managing each Portfolio in accordance with the Portfolio's stated investment objective and policies. CSAM is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund's assets. In addition to expenses that CSAM may incur in performing its services under the Advisory Agreement, CSAM pays the compensation, fees and related expenses of all Directors who are affiliated persons of CSAM or any of its subsidiaries.

                  Each Portfolio bears certain expenses incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Directors of the Fund who are not officers, directors, or employees of CSAM or affiliates of any of them; fees of any pricing service employed to value shares of the Fund; SEC fees, state Blue Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Portfolio's proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund's existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of the shareholders of the Fund and of the officers or Board of Directors of the Fund; and any extraordinary expenses.

                  Each class of a Fund bears all of its own expenses not specifically assumed by the Adviser or another service provider to the Fund. General expenses of the Funds not readily identifiable as belonging to a particular Fund are allocated among all Credit Suisse Funds by or under the direction of the Funds' Boards of Directors in such manner as the Boards determine to be fair and accurate. Each class of the Fund pays its own administration fees and may pay a different share than the other classes of other expenses, except advisory and custodian fees, if those expenses are actually incurred in a different amount by such class or if a class receives different services.

                  Each Advisory Agreement provides that CSAM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except that CSAM shall be liable for a loss resulting from a breach of fiduciary duty by CSAM with respect to the receipt of compensation for services; provided that nothing in the Advisory Agreement shall be deemed to protect or purport to protect CSAM against any liability to the Fund or to shareholders of the Fund to which CSAM would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of CSAM's reckless disregard of its obligations and duties under the Advisory Agreement.

                  Each Fund or CSAM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                  For the services provided pursuant to the Advisory Agreement, CSAM receives a fee, computed daily and payable monthly, at the annual rate of ..20% of each Portfolio's average daily net assets. CSAM may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be paid by each Portfolio.



                  For the fiscal period from November 28, 2001 through December 31, 2001 and for the fiscal years ended December 31, 2002 and December 31, 2003 for the Prime Portfolio, and for the fiscal period from January 25, 2002 through December 31, 2002 and for the fiscal year ended December 31, 2003 for the Government Portfolio, investment advisory fees earned by CSAM and voluntarily waived, and expenses reimbursed for each Portfolio were as follows:

--------------------- ----------------- ------------------ ------------------ ------------------ -----------------------
Portfolio             Year              Gross Advisory     Waiver             Net Advisory Fee   Expense Reimbursements
                                        Fee
--------------------- ----------------- ------------------ ------------------ ------------------ -----------------------
Prime Portfolio       2001              $29,612            $29,612            $0                 $47,609
--------------------- ----------------- ------------------ ------------------ ------------------ -----------------------



                                       19


--------------------- ----------------- ------------------ ------------------ ------------------ -----------------------
Portfolio             Year              Gross Advisory     Waiver             Net Advisory Fee   Expense Reimbursements
                                        Fee
--------------------- ----------------- ------------------ ------------------ ------------------ -----------------------
--------------------- ----------------- ------------------ ------------------ ------------------ -----------------------
Prime Portfolio       2002              $1,102,728         $746,266           $356,462           $0
--------------------- ----------------- ------------------ ------------------ ------------------ -----------------------
Prime Portfolio       2003              $1,485,091         $770,461           $714,630           $0
--------------------- ----------------- ------------------ ------------------ ------------------ -----------------------
Government Portfolio  2002              $299,383           $299,383           $0                 $5,239
--------------------- ----------------- ------------------ ------------------ ------------------ -----------------------
Government Portfolio  2003              $293,862           $267,763           $26,099            $0
--------------------- ----------------- ------------------ ------------------ ------------------ -----------------------

         Board Approval of Advisory Agreement

                  At a meeting held on November 18, 2003, the Board of the Fund considered the continuation of the Fund's Advisory Agreement with respect to each Portfolio for another year. The Board, including the Independent Directors, considered the reasonableness of the advisory fee with respect to each Portfolio in light of the extent and quality of the advisory services provided and any additional benefits received by CSAM or its affiliates in connection with providing services to the Portfolio, compared the fees charged by CSAM to those charged by CSAM with respect to its other clients for comparable services and to those charged by other investment advisers with respect to similar funds, and analyzed the expenses incurred by CSAM with respect to the Portfolio. The Board also considered the performance of each Portfolio relative to a selected peer group, the Portfolio's total expenses in comparison to funds of comparable size, and other factors. For their review, the Board utilized materials prepared by an independent third party. In addition, the Board noted information received at regular meetings throughout the year related to Portfolio performance and services rendered by CSAM, and benefits potentially accruing to CSAM and its affiliates from securities lending, administrative and brokerage relationships with affiliates of CSAM, as well as CSAM's research arrangements with brokers who execute transactions on behalf of the Portfolio. The Board reviewed the profitability to CSAM and its affiliates of their services to each Portfolio and considered whether economies of scale in the provision of services to the Portfolio were being passed along to shareholders. The Board also reviewed whether it would be appropriate to adopt breakpoints in the rate of advisory fees.

                  With respect to the Government Portfolio, the Board discussed the Portfolio's outperformance in relation to an index of comparable funds for the one-year period ended August 31, 2003. The Board recognized that CSAM had continued to invest in the firm's investment capability. The Board reviewed the extent to which CSAM was waiving its fees and/or reimbursing the Portfolio's expenses and acknowledged that fee waivers and reimbursements could be discontinued at any time. Based on information provided, the Board also considered that the Portfolio's fee structure was competitive with funds with similar investment goals and strategies. After requesting and reviewing such information as they deemed necessary, the Board approved the Advisory Agreement with respect to the Portfolio.

                  With respect to the Prime Portfolio, the Board noted that the Fund performed in line with an index of comparable funds for the one-year period ended August 31, 2003. The Board recognized that CSAM had continued to invest in the firm's investment capability. The Board reviewed the extent to which CSAM was waiving its fees and /or reimbursing the Fund's expenses and acknowledged that fee waivers and reimbursements could be discontinued at any time. Based on information provided, the Board also considered that the Fund's fee structure was competitive with funds with similar investment goals and strategies. After requesting and reviewing such information as they deemed necessary, the Board approved the Advisory Agreement with respect to the Portfolio.

                  No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement with respect to either Portfolio. The Independent Directors were advised by separate independent legal counsel throughout the process.

                           Co-Administration Agreements

                  CSAMSI and State Street serve as co-administrators to each Portfolio pursuant to separate written agreements with the Portfolio (the

"CSAMSI Co-Administration Agreement" and the "State Street Co-Administration Agreement," respectively). CSAMSI has served as co-administrator to each Portfolio since the Fund's inception. CSAMSI currently provides these services without compensation for both Portfolios.


                  State Street became co-administrator to the Portfolios on May 1, 2002. For the services provided by State Street under the State Street Co-Administration Agreement, the Fund pays State Street a fee calculated at the annual rate of its pro-rated share of .05% of the first $5 billion in average daily net assets of the Credit Suisse Funds Complex (the "Fund Complex"), .035% of the Fund Complex's next $5 billion in average daily net assets, and .02% of the Fund Complex's average daily net assets in excess of $10 billion, subject to an annual minimum fee exclusive of out-of-pocket expenses. Each class of shares of the Fund bears its proportionate share of fees payable to State Street in the proportion that its assets bear to the aggregate assets of the Fund at the time of calculation. For the year ended December 31, 2003, the Government and Prime Portfolios paid State Street fees (including out-of-pocket fees) under the State Street Co-Administration Agreement of $83,268 and $434,062, respectively.


                  PFPC Inc. ("PFPC"), an indirect, wholly owned subsidiary of PNC Financial Services Group, served as a co-administrator to the Portfolios from their inception through April 30, 2002. For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of pocket expenses, based on the following fee structure:

------------------------------------------------------------
                        Annual Rate

------------------------------------------------------------
..07% for the first $500 million in assets
------------------------------------------------------------
..06% for the next $1 billion
------------------------------------------------------------
..05% for assets in excess of $1.5 billion
------------------------------------------------------------

                  For the period from November 28, 2001 (commencement of operations) through December 31, 2001 for the Prime Portfolio; for the period from January 1, 2002 through April 30, 2002 for the Prime Portfolio; and for the period from January 25, 2002 (commencement of operations) through April 30, 2002 for the Government Portfolio, co-administrative service fees earned, and voluntarily waived, by PFPC (including out-of-pocket expenses) were as follows:

--------------------- --------------------------- -------- -------------------
          Portfolio   Gross Co-Administration Fee  Waiver         Net
                                                             Co-Administration
                                                                  Fee
--------------------- --------------------------- -------- ------------------
Government Portfolio*           $2,425             $2,040          $385
--------------------- --------------------------- -------- ------------------
Prime Portfolio

--------------------- --------------------------- -------- ------------------
2002                            $17,802            $7,409        $10,393
--------------------- --------------------------- -------- ------------------
2001**                          $10,550            $4,442         $6,108
--------------------- --------------------------- -------- ------------------

* For the period January 25, 2002 (commencement of operations) through April 30, 2002.

** For the period November 28, 2001 (commencement of operations) through December 31, 2001.

                  The Fund and CSAM have obtained an order of exemption (the "Order") from the SEC to permit certain affiliates of CSAM to act as lending agent for the Fund, to permit securities loans to broker-dealer affiliates of CSAM, and to permit the investment of cash collateral received by an affiliated lending agent from borrowers and other uninvested cash amounts in certain money market funds advised by CSAM ("Investment Funds"). The Order contains a number of conditions that are designed to ensure that the securities lending program does not involve overreaching by CSAM or any of its affiliates. These conditions include percentage limitations on the amount of the Fund's assets that may be invested in the Investment Funds, restrictions on the Investment Funds' ability to collect sales charges and certain other fees, and a requirement that each Fund that invests in the Investment Funds will do so at the same price as each other Fund and will bear its proportionate shares of expenses and receive its proportionate share of any dividends. During the fiscal year ended December 31, 2003 and until March 24, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, served as the Fund's securities lending agent. Effective March 24, 2004, State Street Bank and Trust Company ("State Street"), the Fund's co-administrator and custodian, has been engaged to act as the Fund's securities lending agent. State Street is not an affiliate of CSAM.

                 Code of Ethics. The Fund, CSAM, and CSAMSI have each adopted a written Code of Ethics (the "Code of Ethics"), which permits personnel covered by the Code of Ethics ("Covered Persons") to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including: (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there are any pending orders in that security by the Fund; and (4) Covered Persons may not invest in initial public offerings. The Board reviews the administration of the Code of Ethics at least annually and may impose sanctions for violations of the Code of Ethics.

               Custodian and Transfer Agent. State Street acts as the custodian for each Portfolio pursuant to a Custodian Agreement (the "Custodian Agreement"). Under the Custodian Agreement, State Street (a) maintains a separate account or accounts in the name of each Portfolio, (b) holds and transfers portfolio securities on account of the each Portfolio, (c) accepts receipts and makes disbursements of money on behalf of each Portfolio, (d) collects and receives all income and other payments and distributions on account of each Portfolio's portfolio securities, and (e) makes periodic reports to the Board of Directors concerning each Portfolio's operations. State Street is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of each Portfolio, provided that State Street remains responsible for the performance of all its duties under the Custodian Agreement and hold each Portfolio harmless from the negligent acts and omissions of any sub-custodian. For its services to each Portfolio under the Custodian Agreement, State Street receives a fee which is calculated based upon the average daily market value of each Portfolio's assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to each Portfolio. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

                  Boston Financial Data Services, Inc., an affiliate of State Street ("BFDS"), serves as the shareholder servicing, transfer and dividend disbursing agent of each Portfolio pursuant to a Transfer Agency and Service Agreement, under which BFDS (i) issues and redeems shares of the Portfolios,
(ii) addresses and mails all communications by the Portfolios to record owners of Portfolio shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board concerning the transfer agent's operations with respect to the Portfolios. BFDS's principal business address is 2 Heritage Drive, North Quincy, Massachusetts 02171.

                  Distribution and Shareholder Servicing

                  Distributor. CSAMSI serves as distributor of the Fund's shares and offers each Portfolio's shares on a continuous basis. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017.

                  Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a Distribution Agreement (the "Distribution Agreement") and 12b-1 Plans for Class B shares and Class C shares of each Portfolio, to permit the Fund to compensate CSAMSI for activities associated with the distribution of the these shares.

                  The Class B Plan provides that a service fee of .10% per year of the average daily net assets of the Class B shares of each Portfolio will be paid as compensation to CSAMSI. The Class C Plan provides that a service fee of ..25% per year of the average daily net assets of the Class C shares of each Portfolio will be paid as compensation to CSAMSI.

                  These fees are intended to compensate CSAMSI, or to enable CSAMSI to compensate other persons ("Service Providers"), for providing Services (as defined below) to the Portfolios. Services performed by CSAMSI or Service Providers include (i) services that are primarily intended to result in, or that are primarily attributable to, the sale of Class B and Class C shares, as set forth in the relevant 12b-1 Plan ("Selling Services") and (ii) ongoing servicing and/or maintenance of the accounts of Class B and Class C shareholders of each Portfolio, as set forth in the relevant 12b-1 Plan ("Shareholder Services", together with Selling Services, "Services"). Shareholder Services may include, without limitation, responding to shareholder inquiries and providing services to shareholders not otherwise provided by the Fund's distributor or transfer agent. Selling Services may include, without limitation, (a) the printing and distribution to prospective investors in Class B and C Shares (of each Portfolio) of prospectuses and statements of additional information describing the Portfolios; (b) the preparation, including printing, and distribution of sales literature, advertisements and other informational materials relating to the Class B and C Shares (of each Portfolio); (c) providing telephone services relating to each Portfolio, including responding to inquiries of prospective investors; (d) formulating and implementing marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund may, from time to time, deem advisable. In providing compensation for Services in accordance with each Plan, CSAMSI is expressly authorized (i) to make, or cause to be made, payments to Service Providers reflecting an allocation of overhead and other office expenses related to providing Services and (ii) to make, or cause to be made, payments to compensate selected dealers or other authorized persons for providing any Services.

                  With respect to sales of each Portfolio's Class B or Class C shares through a broker-dealer, financial intermediary or financial institution (each a "Service Organization"), CSAMSI pays the Service Organization an ongoing maintenance fee. The payments to the Service Organizations will continue to be paid for as long as the related assets remain in a Portfolio.


                  In addition to the maintenance fee paid to Service Organizations, CSAMSI or its affiliates may from time to time pay additional compensation on a one-time or ongoing basis to intermediaries in connection with the sale of shares. The standard compensation for the sales of Classes A, B and C shares are disclosed in each Portfolio's Prospectuses. Appendix C lists certain financial representatives with whom CSAMSI and/or its affiliates have special fee arrangements as of January 1, 2004. CSAMSI and/or its affiliates may enter into special fee arrangements with other parties from time to time. Such payments, which are sometimes referred to as revenue sharing, may be associated with the status of the Fund on a financial representative's preferred list of funds or otherwise associated with the financial representative's marketing and other support activities relating to the Fund. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such financial representatives, to provide additional compensation to registered representatives or employees of such intermediaries who sell shares of the Portfolio. On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of the Portfolio during a specific period of time. Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging. Such intermediary may elect to receive cash incentives of equivalent amounts in lieu of such payments.


                  The 12b-1 Plans will continue in effect for so long as their continuance is specifically approved at least annually by the Board, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plans ("Independent Directors"). Any material amendment of the 12b-1 Plans would require the approval of the Board in the same manner. None of the 12b-1 Plans may be amended to increase materially the amount to be spent thereunder without shareholder approval of the relevant class of shares. The 12b-1 Plans may be terminated at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the relevant class of shares of a Portfolio.


                  During the fiscal year ended December 31, 2003, CSAMSI spent the fees paid under the Fund's 12b-1 Plans as follows:


----------------------------------------- -------------------------------- -----------------------------
                                                  Prime Portfolio          Government Portfolio
----------------------------------------- -------------------------------- -----------------------------
Advertising                                      $         0                    $         0
----------------------------------------- -------------------------------- -----------------------------
Printing and mailing prospectuses for            $    24,886                    $    26,091
promotional purposes
----------------------------------------- -------------------------------- -----------------------------


                                       24


----------------------------------------- -------------------------------- -----------------------------
Compensation to broker-dealers                   $   157,729                    $    35,203
----------------------------------------- -------------------------------- -----------------------------
People-related and occupancy                     $         0                    $         0
----------------------------------------- -------------------------------- -----------------------------
Other                                            $   494,811                    $   147,405
----------------------------------------- -------------------------------- -----------------------------



                  Each Portfolio has authorized certain Service Organizations or, if applicable, their designees to enter confirmed purchase and redemption orders on behalf of their clients and customers, with payment to follow no later than each Portfolio's pricing on the following business day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. Each Portfolio may be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts the order. Such orders received by a Portfolio in proper form will be priced at the Portfolio's net asset value next computed after they are accepted by the Service Organization or its authorized designee. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if shares are purchased directly from a Portfolio. Service Organizations may also be reimbursed for marketing costs. Each Portfolio may reimburse part of the Service Fee at rates they would normally pay to the transfer agent for providing the services.


                  For the period from January 25, 2002 (commencement of operations) through December 31, 2002 and for the year ended December 31, 2003, for the Government Portfolio, and for the period from November 28, 2001 (commencement of operations) through December 31, 2001, and for the years ended December 31, 2002 and December 31, 2003 for the Prime Portfolio, distribution fees paid to CSAMSI under the 12b-1 Plans were as follows:

                              2003

----------------------- ------------------------ ------------------
          Portfolio               Class           Distribution Fee
----------------------- ------------------------ ------------------
Government Portfolio             Class B               $80,105
----------------------- ------------------------ ------------------
                                 Class C               $54,234
----------------------- ------------------------ ------------------
Prime Portfolio                  Class B              $501,778
----------------------- ------------------------ ------------------
                                 Class C              $275,531
----------------------- ------------------------ ------------------


                            2002

----------------------- ------------------------ ------------------
          Portfolio               Class           Distribution Fee
----------------------- ------------------------ ------------------
Government Portfolio*            Class B               $94,046
----------------------- ------------------------ ------------------
                                 Class C               $26,867
----------------------- ------------------------ ------------------
Prime Portfolio                  Class B              $360,205
----------------------- ------------------------ ------------------
                                 Class C              $164,037
----------------------- ------------------------ ------------------


* For the period January 25, 2002 (commencement of operations) through December 31, 2002

                                      2001

----------------------- --------------------------- --------------------------
          Portfolio             Class                   Distribution Fee
----------------------- --------------------------- --------------------------
Government Portfolio           Class B                         N/A
----------------------- --------------------------- --------------------------
                               Class C                         N/A
----------------------- --------------------------- --------------------------
Prime Portfolio**              Class B                         $3
----------------------- --------------------------- --------------------------
                               Class C                         $8
----------------------- --------------------------- --------------------------

** For the period November 28, 2001 (commencement of operations) through December 31, 2001.

                  Payments by the Fund to CSAMSI under the B Shares and C Shares 12b-1 Plans, as applicable, are not tied exclusively to the distribution expenses actually incurred by CSAMSI and the payments may exceed the distribution expenses actually incurred.

                  CSAMSI provides the Board of the Fund with periodic reports of amounts spent under the B Shares and C Shares 12b-1 Plans, as applicable, and the purposes for which the expenditures were made.

                  Organization of the Fund

                  The Fund was incorporated on August 17, 2001 under the laws of the State of Maryland under the name of "Credit Suisse Institutional Money Market Fund, Inc." The Portfolios are the two portfolios of an open-end series investment company, the Fund, each of which has three classes of common stock outstanding; Class A, Class B, and Class C. Unless otherwise indicated, references to the "Fund" apply to each class of shares of the Fund. The Fund's charter authorizes the Board of Directors to issue 9 billion full and fractional shares of capital stock, par value $.001 per share, of which 2 billion shares are designated "Class A Shares," 2 billion shares are designated "Class B Shares" and 2 billion shares are designated "Class C Shares."

                  The Board may classify or reclassify any unused shares of the Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board may similarly classify or reclassify any class of the Fund's shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund.

                  All shareholders of each Portfolio upon liquidation will participate ratably in the Portfolio's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect all Directors. Shares are transferable but have no preemptive, conversion or subscription rights.

                  Each Portfolio is diversified. Investors in a Portfolio are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders of a Portfolio will vote in the aggregate except where otherwise required by law and except that each class will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements. There will normally be no meetings of investors for the purpose of electing members of the governing Board unless and until such time as less than a majority of the members holding office have been elected by investors. Any Director of the Fund may be removed from office upon the vote of shareholders holding at least a majority of the Fund's outstanding shares, at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Board member at the written request of holders of 10% of the outstanding shares of the Fund.

                  Pending shareholder approval, each Portfolio may redeem shares held by a shareholder for any reason, subject to applicable law, if the Board of Directors determines that doing so is in the best interests of the Portfolio.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  The offering price of a Portfolio's shares is equal to the per share net asset value of the relevant class of shares of the Portfolio.

                  All shares purchased are confirmed to each shareholder and are credited to such shareholder's account at net asset value after receipt in good order which, in the case of purchases directly from the Fund, includes receipt of payment. As a convenience to the investor and to avoid unnecessary expense to the Fund, share certificates representing shares of the Fund purchased are not issued except upon the written request of the shareholder. The Fund retains the right to waive such fee in its sole discretion. This facilitates later redemption and relieves the shareholder of the responsibility and inconvenience of preventing the share certificates from becoming lost or stolen. No certificates are issued for fractional shares (although such shares remain in the shareholder's account on the books of the Fund).

                  Class A shares of each Portfolio are sold directly to investors at a price equivalent to the net asset value.

                  Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's Class B or C shares. Some may establish higher minimum investment requirements than set forth in the Prospectus. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the client's return. Firms also may hold the Fund's Class B or C shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund and/or from CSAMSI or an affiliate for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may have access to their clients' direct Fund accounts for servicing, including, without limitation, transfers of registration and dividend payee changes, and may perform functions such as generation of confirmation statements and disbursements of cash dividends. Such firms may receive compensation from the Fund and/or from CSAMSI or an affiliate for these services. The

Prospectus relating to Class B or C shares should be read in connection with such firms' material regarding their fees and services.

                  Brokerage firms and other intermediaries which have entered into the appropriate selling or service agreement with the Fund are authorized to accept orders on the Fund's behalf. Shareholders maintaining Fund accounts through brokerage firms and other intermediaries should be aware that such institutions may necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to the Fund or CSAMSI. Should an investor place a transaction order with such an intermediary after its deadline, the intermediary may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. (For example, a brokerage firm may accept purchase orders from its customers up to 2:15 p.m. for issuance at the 4:00 p.m. transaction time and price.) A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

                  Shares of each Portfolio may be redeemed at a redemption price equal to the net asset value per share, as next computed as of the regular trading session of the NYSE on any day on which the Fund is open, following receipt in proper form by a Portfolio of the shares tendered for redemption.

                  Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or fair valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Portfolio may also suspend or postpone the recordation of an exchange of its shares upon the occurrence of any of the foregoing conditions.)

                  If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

                  Each Portfolio, however, has elected to be governed by Rule 18f-1 under the 1940 Act as a result of which each Portfolio is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the respective Portfolio at the beginning of the period.

                     ADDITIONAL INFORMATION CONCERNING TAXES


                  The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of a Portfolio by U.S.

persons. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to a Portfolio or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a Portfolio. The summary is based on the laws in effect on the date of this Statement of Additional Information and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.


                           The Portfolios and Their Investments


                  Each Portfolio intends to continue to qualify as a regulated investment company each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, each Portfolio must, among other things:
(a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Portfolio controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

                  As a regulated investment company, each Portfolio will not be subject to U.S. federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least the sum of (i) 90% of its "investment company taxable income" (i.e., its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments and (ii) 90% of its net tax-exempt income for the taxable year is distributed to its shareholders in compliance with the Code's timing and other requirements (the "Distribution Requirement"). A Portfolio will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

                  The Code imposes a 4% nondeductible excise tax on a Portfolio to the extent that the Portfolio does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by a Portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

                  If, in any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the Distribution Requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, a Portfolio's distributions, to the extent derived from the Portfolio's current or accumulated earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. However, such distributions would be eligible
(i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. If a Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Moreover, if a Portfolio failed to qualify as a regulated investment company for a period greater than two taxable years, the Portfolio may be required to recognize any net built-in gains (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

                  Foreign Investments. Investors in the Prime Portfolio should be aware that it is possible that some portion of the Portfolio's income from investments in obligations of foreign banks could be subject to foreign income or withholding taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Portfolio will not be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the Portfolio will reduce the return from the Portfolio's investments.

                  Taxation of U.S. Shareholders

                  Dividends and Distributions. Dividends and other distributions by a Portfolio are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Portfolio in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder of the Portfolio on December 31 of such calendar year and to have been paid by the Portfolio not later than such December 31, provided that such dividend is actually paid by the Portfolio during January of the following calendar year. Each Portfolio intends to declare dividend distributions daily and pay them monthly. The Board will determine annually whether to distribute any net realized capital gains. Each Portfolio currently expects to distribute any such excess annually to its shareholders. However, if a Portfolio retains for investment an amount equal to all or a portion of its net realized capital gains, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Portfolio will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Portfolio on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their tax liabilities, if any, and
(c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in their income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by a Portfolio upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

                  Dividends of net investment income and distributions of net realized short-term capital gains are taxable to U.S. shareholders as ordinary income, whether paid in cash or shares. While neither Portfolio expects to realize net long-term capital gains, any distribution of such realized gains that a Portfolio designates as a capital gain distribution will be taxable as long-term capital gain, regardless of how long a shareholder has held shares of the Portfolio. A shareholder of a Portfolio receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

                  Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss, if any, equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Portfolio will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Portfolio, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Portfolio share held by the shareholder for six months or less will be (i) disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such share and (ii) treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of a Portfolio, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

                  Notices. Shareholders will receive, if appropriate, various written notices after the close of a Portfolio's taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Portfolio to its shareholders during the preceding taxable year.

                  Backup Withholding. A Portfolio may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.

     THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL U.S. FEDERAL INCOME
              TAX CONSEQUENCES AFFECTING THE PORTFOLIOS AND THEIR
    SHAREHOLDERS. CURRENT AND PROSPECTIVE SHAREHOLDERS ARE ADVISED TO CONSULT
           THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX
              CONSEQUENCES TO THEM OF AN INVESTMENT IN A PORTFOLIO.

                        INDEPENDENT AUDITORS AND COUNSEL

                  PricewaterhouseCoopers LLP ("PwC"), with principal offices at Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as independent auditors for the Fund. The financial statements that are incorporated by reference into this Statement of Additional Information have been audited by PwC and have been incorporated by reference herein in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.

                  Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019, serves as counsel for the Fund and provides legal services from time to time for CSAM and CSAMSI.

                                  MISCELLANEOUS

                  As of March 26, 2004, the name, address and percentage of ownership of each person that owns of record 5% or more of the Fund's outstanding shares were as follows:


-------------------------------------------- ----------------------------------- -------------------------------------
SHAREHOLDER                                  NUMBER OF SHARES                    PERCENTAGE OF SHARES
-------------------------------------------- ----------------------------------- -------------------------------------
Prime Portfolio - Class A

AQUILA INC.                                  65,000,000.00                       33.06%
ATTN: TREASURY DEPT
20 W 9TH STREET
KANSAS CITY, MO 64105-1704

TENET HEALTHCARE CORP                        50,000,000.00                       25.43%
ATTN: JAMES E. SNYDER
3820 STATE STREET
SANTA BARBARA, CA 93105-5106

CREDIT SUISSE FIRST BOSTON USA INC.**        50,00,000.00                        25.43%
11 MADISON AVENUE
NEW YORK, NY 10010-3643
-------------------------------------------- ----------------------------------- -------------------------------------


                                       32


-------------------------------------------- ----------------------------------- -------------------------------------
SHAREHOLDER                                  NUMBER OF SHARES                    PERCENTAGE OF SHARES
-------------------------------------------- ----------------------------------- -------------------------------------
-------------------------------------------- ----------------------------------- -------------------------------------
ENERGY PARTNERS LTD                          25,129,496.99                       12.78%
201 SAINT CHARLES AVE STE 3400
NEW ORLEANS, LA 70170-1026

-------------------------------------------- ----------------------------------- -------------------------------------
Prime Portfolio - Class B

CSWP MONEY FUND SETTLEMENT**                 376,341,395.39                      99.96 %
ATTN: PROCASH PROCESSING
C/O PERSHING LLC
ONE PERSHING PLAZA 6TH FLOOR
JERSEY CITY, NJ 07399-0001

-------------------------------------------- ----------------------------------- -------------------------------------
Prime Portfolio - Class C

CSWP MONEY FUND SETTLEMENT**                 102,361,879.28                     99.96 %
ATTN: PROCASH PROCESSING
C/O PERSHING LLC
ONE PERSHING PLAZA 6TH FLOOR
JERSEY CITY, NJ 07399-0001

-------------------------------------------- ----------------------------------- -------------------------------------
Government Portfolio - Class A

AMEREN CORPORATION                           42,000,000.00                       61.93 %
ATTN: DON HOLLINGSWORTH
PO BOX 66149 MC 1037
SAINT LOUIS, MO 63166-6149

CSWP MONEY FUND SETTLEMENT**                 19,943,530.06                       29.40 %
ATTN: PROCASH PROCESSING
C/O PERSHING LLC
ONE PERSHING PLAZA - 6TH FLOOR
JERSEY CITY, NJ 07399-0001

DLJ LONGTERM INVESTMENT CORP                  3,847,515.00                        5.67 %
ATTN: JOSEPH MARGAGLIOTTI CSFB
11 MADISON AVENUE FL 11
NEW YORK, NY 10010-3643

-------------------------------------------- ----------------------------------- -------------------------------------
Government Portfolio - Class B

CSWP MONEY FUND SETTLEMENT**                  88,558,450.37                      99.96 %
ATTN: PROCASH PROCESSING
C/O PERSHING LLC
ONE PERSHING PLAZA 6TH FLOOR
JERSEY CITY, NJ 07399-0001

-------------------------------------------- ----------------------------------- -------------------------------------
Government Portfolio - Class C

CSWP MONEY FUND SETTLEMENT**                 27,812,673.16                       99.88 %
ATTN: PROCASH PROCESSING
C/O PERSHING LLC
ONE PERSHING PLAZA 6TH FLOOR
JERSEY CITY, NJ 07399-0001

-------------------------------------------- ----------------------------------- -------------------------------------

** The Fund does not believe that these entities are the beneficial owners of the shares held of record by them.


                              FINANCIAL STATEMENTS

                  The Fund's audited Annual Report for the classes of shares it makes available, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, as relevant to the particular investor, is incorporated herein by reference. The Fund will furnish without charge a copy of its annual report upon request by calling Credit Suisse Funds at 800-222-8977.

                                   APPENDIX A


                  Description of Commercial Paper Ratings

                  Commercial paper rated A-1 by the Standard & Poor's Division of the McGraw-Hill Companies Inc. ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

                  The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investor Services ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

                  Fitch, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

                                   APPENDIX B

                       CREDIT SUISSE ASSET MANAGEMENT, LLC

                                CSAM CAPITAL INC.

                               CREDIT SUISSE FUNDS
                        CREDIT SUISSE INSTITUTIONAL FUNDS
                              CSAM CLOSED-END FUNDS

                       PROXY VOTING POLICY AND PROCEDURES

Introduction

     Credit Suisse Asset Management, LLC and CSAM Capital Inc. (collectively, "CSAM") are fiduciaries that owe each of its clients duties of care and loyalty with respect to proxy voting. The duty of care requires CSAM to monitor corporate events and to vote proxies. To satisfy its duty of loyalty, CSAM must cast proxy votes in the best interests of each of its clients.

     The Credit Suisse Funds, Credit Suisse Institutional Funds, and CSAM Closed-End Funds (the "Funds"), which have engaged Credit Suisse Asset Management, LLC as their investment adviser, are of the belief that the proxy voting process is a means of addressing corporate governance issues and encouraging corporate actions both of which can enhance shareholder value.

Policy

     The Proxy Voting Policy (the "Policy") set forth below is designed to ensure that proxies are voted in the best interests of CSAM's clients. The Policy addresses particular issues and gives a general indication of how CSAM will vote proxies. The Policy is not exhaustive and does not include all potential issues.

Proxy Voting Committee

     The Proxy Voting Committee will consist of a member of the Portfolio Management Department, a member of the Legal and Compliance Department, and a member of the Operations Department (or their designees). The purpose of the Proxy Voting Committee is to administer the voting of all clients' proxies in accordance with the Policy. The Proxy Voting Committee will review the Policy annually to ensure that it is designed to promote the best interests of CSAM's clients.

     For the reasons disclosed below under "Conflicts," the Proxy Voting Committee has engaged the services of an independent third party (initially, Institutional Shareholder Services ("ISS")) to assist in issue analysis and vote recommendation for proxy proposals. Proxy proposals addressed by the Policy will be voted in accordance with the Policy. Proxy proposals addressed by the Policy that require a case-by-case analysis will be voted in accordance with the vote recommendation of ISS. Proxy proposals not addressed by the Policy will also be voted in accordance with the vote recommendation of ISS. To the extent that the Proxy Voting Committee proposes to deviate from the Policy or the ISS vote recommendation, the Committee shall obtain client consent as described below.

     CSAM investment professionals may submit a written recommendation to the Proxy Voting Committee to vote in a manner inconsistent with the Policy and/or the recommendation of ISS. Such recommendation will set forth its basis and rationale. In addition, the investment professional must confirm in writing that he/she is not aware of any conflicts of interest concerning the proxy matter or provide a full and complete description of the conflict.

Conflicts

     CSAM is the institutional and mutual fund asset management arm of Credit Suisse First Boston, which is part of Credit Suisse Group, one of the world's largest financial organizations. As part of a global, full service investment-bank, broker-dealer, and asset-management organization, CSAM and its affiliates and personnel may have multiple advisory, transactional, financial, and other interests in securities, instruments, and companies that may be purchased or sold by CSAM for its clients' accounts. The interests of CSAM and/or its affiliates and personnel may conflict with the interests of CSAM's clients in connection with any proxy issue. In addition, CSAM may not be able to identify all of the conflicts of interest relating to any proxy matter.

Consent

     In each and every instance in which the Proxy Voting Committee favors voting in a manner that is inconsistent with the Policy or the vote recommendation of ISS (including proxy proposals addressed and not addressed by the Policy), it shall disclose to the client conflicts of interest information and obtain client consent to vote. Where the client is a Fund, disclosure shall be made to any one director who is not an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, of the Fund.

Recordkeeping

     CSAM is required to maintain in an easily accessible place for five years all records relating to proxy voting.

     These records include the following:

     o    a copy of the Policy;
     o    a copy of each proxy statement received on behalf of CSAM clients;
     o    a record of each vote cast on behalf of CSAM clients;
     o a copy of all documents created by CSAM personnel that were material to making a decision on a vote or that memorializes the basis for the decision; and
     o a copy of each written request by a client for information on how CSAM voted proxies, as well as a copy of any written response.

     CSAM reserves the right to maintain certain required proxy records with ISS in accordance with all applicable regulations.

Disclosure

     CSAM will describe the Policy to each client. Upon request, CSAM will provide any client with a copy of the Policy. CSAM will also disclose to its clients how they can obtain information on their proxy votes.

     ISS will capture data necessary for Funds to file Form N-PX on an annual basis concerning their proxy voting record in accordance with applicable law.

Procedures

     The Proxy Voting Committee will administer the voting of all client proxies. CSAM has engaged ISS as an independent third party proxy voting service to assist in the voting of client proxies. ISS will coordinate with each client's custodian to ensure that proxy materials reviewed by the custodians are processed in a timely fashion. ISS will provide CSAM with an analysis of proxy issues and a vote recommendation for proxy proposals. ISS will refer proxies to the Proxy Voting Committee for instructions when the application of the Policy is not clear. The Proxy Voting Committee will notify ISS of any changes to the Policy or deviating thereof.

                               PROXY VOTING POLICY

Operational Items

Adjourn Meeting

         Proposals to provide management with the authority to adjourn an annual or special meeting will be determined on a case-by-case basis.

         Amend Quorum Requirements

         Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding will be determined on a case-by-case basis.

Amend Minor Bylaws

         Generally vote for bylaw or charter changes that are of a housekeeping nature.

Change Date, Time, or Location of Annual Meeting

         Generally vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Generally vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratify Auditors

         Generally vote for proposals to ratify auditors unless: (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) fees for non-audit services are excessive, or (3) there is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position. Generally vote on a case-by-case basis on shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services). Generally vote on a case-by-case basis on auditor rotation proposals taking into consideration: (1) tenure of audit firm; (2) establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; (3) length of the rotation period advocated in the proposal, and (4) significant audit related issues.

Board of Directors

     Voting on Director Nominees in Uncontested Elections

         Generally votes on director nominees on a case-by-case basis. Votes may be withheld: (1) from directors who attended less than 75% of the board and committee meetings without a valid reason for the absences; (2) implemented or renewed a dead-hand poison pill; (3) ignored a shareholder proposal that was approved by a majority of the votes cast for two consecutive years; (4) ignored a shareholder proposal approved by a majority of the shares outstanding; (5) have failed to act on takeover offers where the majority of the shareholders have tendered their shares; (6) are inside directors or affiliated outside directors and sit on the audit, compensation, or nominating committee; (7) are inside directors or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or (8) are audit committee members and the non-audit fees paid to the auditor are excessive.

     Cumulative Voting

         Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

     Director and Officer Indemnification and Liability Protection

         Proposals on director and officer indemnification and liability protection generally evaluated on a case-by-case basis. Generally vote against proposals that would: (1) eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; or (2) expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Generally vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

     Filling Vacancies/Removal of Directors

         Generally vote against proposals that provide that directors may be removed only for cause. Generally vote for proposals to restore shareholder ability to remove directors with or without cause. Proposals that provide that only continuing directors may elect replacements to fill board vacancies will be determined on a case-by-case basis. Generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

     Independent Chairman (Separate Chairman/CEO)

         Generally vote for shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, including: (1) designated lead director, elected by and from the independent board members with clearly delineated duties; (2) 2/3 independent board; (3) all independent key committees; or (4) established governance guidelines.

     Majority of Independent Directors

         Generally vote for shareholder proposals requiring that the board consist of a majority or substantial majority (two-thirds) of independent directors unless the board composition already meets the adequate threshold. Generally vote for shareholder proposals requiring the board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard. Generally withhold votes from insiders and affiliated outsiders sitting on the audit, compensation, or nominating committees. Generally withhold votes from insiders and affiliated outsiders on boards that are lacking any of these three panels. Generally withhold votes from insiders and affiliated outsiders on boards that are not at least majority independent.

     Term Limits

         Generally vote against shareholder proposals to limit the tenure of outside directors.

Proxy Contests

     Voting on Director Nominees in Contested Elections

         Votes in a contested election of directors should be decided on a case-by-case basis, with shareholders determining which directors are best suited to add value for shareholders. The major decision factors are: (1) company performance relative to its peers; (2) strategy of the incumbents versus the dissidents; (3) independence of directors/nominees; (4) experience and skills of board candidates; (5) governance profile of the company; (6) evidence of management entrenchment; (7) responsiveness to shareholders; or (8) whether takeover offer has been rebuffed.

     Amend Bylaws without Shareholder Consent

         Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Proposals giving the board the ability to amend the bylaws in addition to shareholders will be determined on a case-by-case basis.

     Confidential Voting

         Generally vote for shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy may remain in place. If the dissidents will not agree, the confidential voting policy may be waived. Generally vote for management proposals to adopt confidential voting.

     Cumulative Voting

         Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

Antitakeover Defenses and Voting Related Issues

     Advance Notice Requirements for Shareholder Proposals/Nominations

         Votes on advance notice proposals are determined on a case-by-case basis.

     Amend Bylaws without Shareholder Consent

         Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis. Generally vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

     Poison Pills (Shareholder Rights Plans)

         Generally vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it. Votes regarding management proposals to ratify a poison pill should be determined on a case-by-case basis. Plans should embody the following attributes: (1) 20% or higher flip-in or flip-over; (2) two to three year sunset provision; (3) no dead-hand or no-hand features; or (4) shareholder redemption feature

     Shareholders' Ability to Act by Written Consent

         Generally vote against proposals to restrict or prohibit shareholders' ability to take action by written consent. Generally vote for proposals to allow or make easier shareholder action by written consent.

     Shareholders' Ability to Call Special Meetings

         Proposals to restrict or prohibit shareholders' ability to call special meetings or that remove restrictions on the right of shareholders to act independently of management will be determined on a case-by-case basis.

     Supermajority Vote Requirements

         Proposals to require a supermajority shareholder vote will be determined on a case-by-case basis Proposals to lower supermajority vote requirements will be determined on a case-by-case basis.

Merger and Corporate Restructuring

     Appraisal Rights

         Generally vote for proposals to restore, or provide shareholders with, rights of appraisal.

     Asset Purchases

         Generally vote case-by-case on asset purchase proposals, taking into account: (1) purchase price, including earnout and contingent payments;
         (2) fairness opinion; (3) financial and strategic benefits; (4) how the deal was negotiated; (5) conflicts of interest; (6) other alternatives for the business; or (7) noncompletion risk (company's going concern prospects, possible bankruptcy).

     Asset Sales

         Votes on asset sales should be determined on a case-by-case basis after considering: (1) impact on the balance sheet/working capital; (2) potential elimination of diseconomies; (3) anticipated financial and operating benefits; (4) anticipated use of funds; (5) value received for the asset; fairness opinion (if any); (6) how the deal was negotiated; or (6) Conflicts of interest.

     Conversion of Securities

         Votes on proposals regarding conversion of securities are determined on a case-by-case basis. When evaluating these proposals, should review
         (1) dilution to existing shareholders' position; (2) conversion price relative to market value; (3) financial issues: company's financial situation and degree of need for capital; effect of the transaction on the company's cost of capital; (4) control issues: change in management; change in control; standstill provisions and voting agreements; guaranteed contractual board and committee seats for investor; veto power over certain corporate actions; (5) termination penalties; (6) conflict of interest: arm's length transactions, managerial incentives. Generally vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

     Corporate Reorganization

         Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues;
         (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

     Reverse Leveraged Buyouts

         Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues;
         (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

     Formation of Holding Company

         Votes on proposals regarding the formation of a holding company should be determined on a case-by-case basis taking into consideration: (1) the reasons for the change; (2) any financial or tax benefits; (3) regulatory benefits; (4) increases in capital structure; (5) changes to the articles of incorporation or bylaws of the company. Absent compelling financial reasons to recommend the transaction, generally vote against the formation of a holding company if the transaction would include either of the following: (1) increases in common or preferred stock in excess of the allowable maximum as calculated a model capital structure; (2) adverse changes in shareholder rights; (3) going private transactions; (4) votes going private transactions on a case-by-case basis, taking into account: (a) offer price/premium; (b) fairness opinion; (c) how the deal was negotiated; (d) conflicts of interest; (e) other alternatives/offers considered; (f) noncompletion risk.

     Joint Ventures

         Vote on a case-by-case basis on proposals to form joint ventures, taking into account: (1) percentage of assets/business contributed; (2) percentage ownership; (3) financial and strategic benefits; (4) governance structure; (5) conflicts of interest; (6) other alternatives; (7) noncompletion risk; (8) liquidations. Votes on liquidations should be determined on a case-by-case basis after reviewing: (1) management's efforts to pursue other alternatives such as mergers; (2) appraisal value of the assets (including any fairness opinions); (3) compensation plan for executives managing the liquidation. Generally vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

     Mergers and Acquisitions

         Votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value by giving consideration to: (1) prospects of the combined companies; (2) anticipated financial and operating benefits;
         (3) offer price; (4) fairness opinion; (5) how the deal was negotiated;
         (6) changes in corporate governance and their impact on shareholder rights; (7) change in the capital structure; (8) conflicts of interest.

     Private Placements

         Votes on proposals regarding private placements should be determined on a case-by-case basis. When evaluating these proposals, should review:
         (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues; (4) management's efforts to pursue alternatives such as mergers; (5) control issues; (6) conflict of interest. Generally vote for the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

     Prepackaged Bankruptcy Plans

         Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders' position; (2) terms of the offer; (3) financial issues;
         (4) management's efforts to pursue other alternatives; (5) control issues; (6) conflict of interest. Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

     Recapitalization

         Votes case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends;
         (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

     Reverse Stock Splits

         Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

     Spinoffs

         Votes on spinoffs should be considered on a case-by-case basis depending on: (1) tax and regulatory advantages; (2) planned use of the sale proceeds; (3) valuation of spinoff; fairness opinion; (3) benefits that the spinoff may have on the parent company including improved market focus; (4) conflicts of interest; managerial incentives; (5) any changes in corporate governance and their impact on shareholder rights;
         (6) change in the capital structure.

     Value Maximization Proposals

         Vote case-by-case on shareholder proposals seeking to maximize shareholder value.

Capital Structure

     Adjustments to Par Value of Common Stock

         Generally vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an antitakeover device or some other negative corporate governance action. Generally vote for management proposals to eliminate par value.

     Common Stock Authorization

         Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis. Generally vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Generally vote for proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

     Dual-class Stock

         Generally vote against proposals to create a new class of common stock with superior voting rights. Generally vote for proposals to create a new class of nonvoting or subvoting common stock if: (1) it is intended for financing purposes with minimal or no dilution to current shareholders; (2) it is not designed to preserve the voting power of an insider or significant shareholder.

     Issue Stock for Use with Rights Plan

         Generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan.

     Preemptive Rights

         Votes regarding shareholder proposals seeking preemptive rights should be determined on a case-by-case basis after evaluating: (1) the size of the company; (2) the shareholder base; (3) the liquidity of the stock.

     Preferred Stock

         Generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Generally vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense). Generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Generally vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

     Recapitalization

         Vote case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends;
         (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

     Reverse Stock Splits

         Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced. Generally vote for management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

     Share Repurchase Programs

         Generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

     Stock Distributions: Splits and Dividends

         Generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

     Tracking Stock

         Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: (1) adverse governance changes; (2) excessive increases in authorized capital stock; (3) unfair method of distribution; (4) diminution of voting rights; (5) adverse conversion features; (6) negative impact on stock option plans; (7) other alternatives such as a spinoff.

Executive and Director Compensation

     Executive and Director Compensation

         Votes on compensation plans for directors are determined on a case-by-case basis.

     Stock Plans in Lieu of Cash

         Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a case-by-case basis. Generally vote for plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a case-by-case basis.

     Director Retirement Plans

         Generally vote against retirement plans for nonemployee directors. Generally vote for shareholder proposals to eliminate retirement plans for nonemployee directors.

     Management Proposals Seeking Approval to Reprice Options

         Votes on management proposals seeking approval to reprice options are evaluated on a case-by-case basis giving consideration to the following: (1) historic trading patterns; (2) rationale for the repricing; (3) value-for-value exchange; (4) option vesting; (5) term of the option; (6) exercise price; (7) participants; (8) employee stock purchase plans. Votes on employee stock purchase plans should be determined on a case-by-case basis. Generally vote for employee stock purchase plans where: (1) purchase price is at least 85 percent of fair market value; (2) offering period is 27 months or less, and (3) potential voting power dilution (VPD) is ten percent or less. Generally vote against employee stock purchase plans where either: (1) purchase price is less than 85 percent of fair market value; (2) Offering period is greater than 27 months, or (3) VPD is greater than ten percent.

     Incentive Bonus Plans and Tax Deductibility Proposals

         Generally vote for proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive. Generally vote for proposals to add performance goals to existing compensation plans. Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment considered on a case-by-case basis. Generally vote for cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes if no increase in shares is requested.

     Employee Stock Ownership Plans (ESOPs)

         Generally vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

     401(k) Employee Benefit Plans

         Generally vote for proposals to implement a 401(k) savings plan for employees.

     Shareholder Proposals Regarding Executive and Director Pay

         Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Generally vote against shareholder proposals requiring director fees be paid in stock only. Generally vote for shareholder proposals to put option repricings to a shareholder vote. Vote for shareholders proposals to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation. Vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

     Performance-Based Option Proposals

         Generally vote for shareholder proposals advocating the use of performance-based equity awards (indexed, premium-priced, and performance-vested options), unless: (1) the proposal is overly restrictive; or (2) the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

     Stock Option Expensing

         Generally vote for shareholder proposals asking the company to expense stock options unless the company has already publicly committed to start expensing by a specific date.

     Golden and Tin Parachutes

         Generally vote for shareholder proposals to require golden and tin parachutes to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a case-by-case basis on proposals to ratify or cancel golden or tin parachutes.

 Dated:  January 13, 2004

                                   APPENDIX C

                            SPECIAL FEE ARRANGEMENTS

               Fee Arrangement for the Sale of Classes A, B and C

------------------------------------------------------------------------------------------------------------------
Dealer Name                               Fee Arrangement (as a percentage of the fund's average net assets)
------------                              ------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
A G Edwards & Sons Inc                    In addition to the standard compensation, $6 per Level One account;
                                          $12 per Level Three account; and $6 per Level Four account

------------------------------------------------------------------------------------------------------------------
American Express Fin. Advisors            Standard compensation for each class plus additional 0.15%
------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc.             In addition to the standard compensation, $1.50/quarter per network account; 0.10% on gross sales; 1.25% per quarter on assets (or 5%
                                          annually)
------------------------------------------------------------------------------------------------------------------
Legg Mason Wood Walker                    Standard compensation plus 0.10% of the aggregate value of Fund shares held

------------------------------------------------------------------------------------------------------------------
National Investor Service Corp            Standard compensation for each class plus Networking compensations paid on a monthly basis with a combined quarter of $1.50 per quarter
------------------------------------------------------------------------------------------------------------------
Sungard Investment Products Inc.          0.25% for servicing fee plus 0.10% for sub-accounting fee
------------------------------------------------------------------------------------------------------------------
UBS Financial Services                    Standard compensation for each class plus 0.20% annually on gross sales;
                                          0.05% annually on net assets invested in the Credit Suisse Funds;
                                          $12/year per network account
------------------------------------------------------------------------------------------------------------------

         Fee Arrangement for the Sale of Class A Shares With Load Waived

-----------------------------------------------------------------------------------------------------------------
Dealer Name                               Fee Arrangement (as a percentage of the fund's average net assets)
------------                              ------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
American Cent. Inv. Mgmt. Co.             0.45%
-----------------------------------------------------------------------------------------------------------------
American General Ret. Srvcs               0.50%
-----------------------------------------------------------------------------------------------------------------
First Union National Bank                 0.50%
-----------------------------------------------------------------------------------------------------------------
Fidelity Investments (FIIOC)              0.40% on average net assets plus 0.20% on net in-flows from the FIIOC plans
-----------------------------------------------------------------------------------------------------------------
GWFS Equities, Inc.                       0.50%
-----------------------------------------------------------------------------------------------------------------
Invesco Retirement, Inc.                  0 .50%, provided, however, that the rate of fee will be
                                          0.25% with respect to the Class A shares of any Credit Suisse Fund for which a fee of 0.25% is payable to the Clearing Broker other than
                                          Invesco Services
-----------------------------------------------------------------------------------------------------------------
Metlife Securities, Inc.                  0.25% and an additional 0.15% for equity funds, and an additional
                                          0.15% for fixed income funds following the first twelve months of investment; plus a monthly "finders fee" according to the following schedule: 1.00% on the first $3,000,000; 0.50% on $3,000,001 to
                                          $50,000,000; 0.25% above $50,000,000
-----------------------------------------------------------------------------------------------------------------
NYLIM Service Company LLC                 0.40%
-----------------------------------------------------------------------------------------------------------------
PFPC Brokerage Services                   0.50%
-----------------------------------------------------------------------------------------------------------------
PFPC Inc.                                 0.50%
-----------------------------------------------------------------------------------------------------------------
Putnam Fiduciary Trust Co.                0.50%
-----------------------------------------------------------------------------------------------------------------
Wachovia Securities, LLC                  0.30%
-----------------------------------------------------------------------------------------------------------------

Fee Arrangements with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S")

                  Class A, B and C, Common and Advisor Classes

In addition to the standard commissions, service fee and/or asset-based sales charges payable pursuant to applicable Rule 12b-1 plans, the following fees apply with respect to the classes set forth below:

     o    One-time account set-up fee of $50,000.

     o    Class A, B or C Shares:

          o A monthly fee of 0.25% of total new gross sales of shares of the Funds;*

          o An annual fee of 0.10% of the value of Fund shares held by customers for more than one year;*

          o An annual fee in respect of each customer account holding such Fund shares, any time during a calendar year (other than ERISA Accounts), of an amount equal to the sum of (a) $16 per front-end load Fund (Class A shares), (b) $19 per back-end load Fund (Class B shares) during the CDSC period and $16 thereafter and (c) $19 per level load Fund (Class C shares) during the CDSC period and $16 thereafter; and

          o    An annual fee of 0.10% on net assets held in the ERISA Accounts.

     o    Common Class Shares:*

          o    An annual fee of 0.10% on net assets in ERISA Accounts; and,

          o An annual fee of 0.35% on net assets held in accounts at MLPF&S (other than ERISA accounts).

     o Advisor Class or Class A Shares (load-waived) offered to certain employee benefit plans (the "Plans"):

          o $16 of Processing Fee annually per each position of each Fund in a Plan;

          o A Service Fee of 0.10% and 0.20% of the average daily net asset of the Advisor Class and Class A shares, respectively; and

          o With respect to the Fund shares held by Plans through the "Investment Only Trading Platform," a fee of 0.10% of the average daily net assets.

*The following fees shall not apply to sales of Common Class shares and Class A shares for which a front-end sales charge is waived until such time as CSAMSI receives written notice from MLPF&S: (a) a monthly fee of 0.25% of total new gross sales of shares of the Funds; and (b) an annual fee of 0.10% of the value of Fund shares held by customers for more than one year.

Fee Arrangements with Pershing

                  Class A, B and C, Common and Advisor Classes

          o Pershing is paid standard commissions and service fees with respect to retail Class A, B and C shares described in applicable prospectuses, some or all of which, in turn, are payable to correspondent brokers thereof.

          o Pershing is paid an annual fee of $6.00 for each shareholder of each fund to reimburse for sub-accounting expenses for certain accounts traded through the National Securities Clearing Corporation ("NSCC").

          o Under the "Clearance-Fee-Waiver-Program," Pershing is paid the following compensation with respect to retail Class A, B and C shares: (a) for shares purchased through AXA Advisors and the Credit Suisse First Boston Private Client Services Group, 0.10% on monthly net purchases with respect to the Credit Suisse Funds; and (b) for shares sold through all other correspondent broker-dealers, 0.125% on monthly net purchases with respect to the Credit Suisse Funds.

          o Under the "FundVest Program," Pershing is paid the following compensation: (a) 0.35% of average daily net assets in Common Class shares and 0.10% of average daily net assets in Class A (load waived) shares, less (b) $5,000 per quarter.

          o Under the "FundVest Institutional Program," Pershing is or will be paid the following compensation with respect to Class A (load waived) shares: (a) 0.15% of average daily net assets.

          o With respect to Municipal Money and U.S. Government Money Funds, Pershing is paid the following compensation with respect to Class A shares: (a) 0.10% of average daily net assets; and (b) a $0.60 fee per shareholder statement.

               Credit Suisse Institutional Money Market Fund, Inc.

     With respect to the Credit Suisse Institutional Money Market Fund, Pershing is paid (a) distribution fees of 0.10% and 0.25% of average daily net assets of Class B and Class C shares of the Fund, respectively; and (b) a fee of .05% of average daily net assets of Class A, Class B and Class shares of the Fund for which Pershing performs shareholder servicing.

                                     PART C

                                OTHER INFORMATION


                Item 23. Exhibits
                         ---------

                    a(1) Articles of Incorporation dated August 17, 2001. 1

                    (2) Articles of Amendment of Articles of Incorporation dated June 18, 2003.


                    b(1) By-Laws as adopted August 16, 2001. 1


                    (2)  Amendment to the By-Laws dated February 12, 2002. 2

                    c    Registrant's Forms of Stock Certificates. 3

                    d Investment Advisory Agreement-with Credit Suisse Asset Management, LLC. ("CSAM, LLC"), pertaining to the Government Portfolio and the Prime Portfolio dated November 16, 2001. 2

                    e Distribution Agreement with Credit Suisse Asset Management Securities, Inc. ("CSAMSI") dated November 16, 2001. 2


                    f    Not applicable.


                    g(1) Custodian Agreement with State Street Bank and Trust
                         Company ("State Street") dated October 20, 2000. 4

                    (2) Amendment to Custodian Agreement with State Street dated March 26, 2001. 5

                    (3) Amendment to Custodian Agreement with State Street dated May 16, 2001. 5



---------------------------------
1 Filed as part of Registrant's initial registration statement on August 17, 2001.


2 Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed on April 10, 2003.

3 Filed as part of Registrant's Pre-Effective Amendment No. 1, filed on October 30, 2001.

4 Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on November 22, 2000 (Securities Act File No. 33-58125).

5 Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on June 29, 2001 (Securities Act File No. 33-58125).

                    (4) Amended Exhibit I to Custodian Agreement with State Street dated May 16, 2001. 5

                    (5) Letter Agreement with State Street dated November 21, 2001. 2

                    h(1) Transfer Agency and Service Agreement with Boston
                         Financial Data Services, Inc. ("BFDS") dated February 1, 2001. 2

                    (2) Letter Agreement with BFDS pertaining to the Government Portfolio and the Prime Portfolio dated November 16, 2001. 2

                    (3) Amendment to Transfer Agency and Service Agreement with BFDS dated December 31, 2002. 2

                    (4) Co-Administration Agreement with State Street dated March 18, 2002. 6

                    i(1) Opinion and Consent of Willkie Farr & Gallagher LLP,
                         Counsel to the Fund. 7

                    (2) Opinion and Consent of Venable, Baetjer and Howard, LLP, Maryland counsel to the Fund. 7

                    j(1) Consent of PricewaterhouseCoopers LLP, Independent
                         Auditors.


                    (2)  Powers of Attorney.

                    k    Not applicable.


                    l Purchase Agreement pertaining to the Government Portfolio and the Prime Portfolio dated October 2, 2001. 2

                    m(1) Class B Distribution Plan dated October 2, 2001. 3

                    (2)  Class C Distribution Plan dated October 2, 2001. 3

                    n(1) Rule 18f-3 Plan dated October 2, 2001. 3

                    (2)  Amended Rule 18f-3 Plan dated November 12, 2001.8


-------------------------

6 Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Strategic Small Cap Fund, Inc., filed on May 3, 2002 (Securities Act File No. 333-64554).

7 Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed on November 7, 2001.

8 Incorporation by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on March 5, 2002.

                    o    Not applicable.


                    p Not included as an exhibit because Registrant is a Money Market Fund.




         Item 24. Persons Controlled by or Under Common Control with Registrant
                  -------------------------------------------------------------

                  From time to time, Credit Suisse Asset Management, LLC ("CSAM, LLC"), may be deemed to control the Fund and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients. CSAM, LLC has two wholly-owned subsidiaries: Warburg, Pincus Asset Management International, Inc., a Delaware corporation and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.

          Item 25. Indemnification
                   ---------------

                  Registrant, officers and directors of CSAM, LLC, of Credit Suisse Asset Management Securities Inc. ("CSAM Securities") and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on March 5, 2002.

         Item 26. Business and Other Connections of Investment Adviser
                  ----------------------------------------------------

                  CSAM, LLC acts as investment adviser to Registrant. CSAM, LLC renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of CSAM, LLC, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by CSAM, LLC (SEC File No. 801-37170).

         Item 27. Principal Underwriter
                  ---------------------


                 (a) CSAM Securities acts as distributor for Registrant, as well as for Credit Suisse Institutional Fund; Credit Suisse Institutional High Yield Fund; Credit Suisse Institutional Fixed Income Fund; Credit Suisse Institutional Money Market Fund; Credit Suisse Capital Funds; Credit Suisse Capital Appreciation Fund; Credit Suisse Cash Reserve Fund; Credit Suisse Emerging Markets Fund; Credit Suisse Fixed Income Fund; Credit Suisse Global Fixed Income Fund; Credit Suisse Global Post-Venture Capital Fund; Credit Suisse International Focus Fund; Credit Suisse Japan Equity Fund; Credit Suisse New York Municipal Fund; Credit Suisse New York Tax Exempt Fund; Credit Suisse Opportunity Funds; Credit Suisse Select Equity Fund;

Credit Suisse Short Duration Bond Fund; Credit Suisse Strategic Small Cap Fund; Credit Suisse Small Cap Growth Fund and Credit Suisse Trust.


                   (b) For information relating to each director, officer or partner of CSAM Securities, reference is made to Form BD (SEC File No. 8-32482) filed by CSAM Securities under the Securities Exchange Act of 1934.

                  (c)      None.

      Item 28. Location of Accounts and Records
               --------------------------------

              (1) Credit Suisse Institutional Money Market Fund, Inc. 466 Lexington Avenue
                       New York, New York  10017-3140
                       (Fund's articles of incorporation, by-laws and minute books)

              (2) Credit Suisse Asset Management Securities, Inc. 466 Lexington Avenue
                       New York, New York 10017-3140
                       (records relating to its functions as distributor)

              (3)      Credit Suisse Asset Management, LLC
                       466 Lexington Avenue
                       New York, New York 10017-3140
                       (records relating to its functions as investment adviser)

              (5)      State Street Bank and Trust Company
                       225 Franklin Street
                       Boston, Massachusetts  02110
                       (records relating to its functions as administrator and custodian)

              (6)       Boston Financial Data Services, Inc.
                        2 Heritage Drive
                        North Quincy, Massachusetts  02177
                        (records relating to its functions as transfer agent and dividend disbursing agent).

Item 29. Management Services
         -------------------

         Not applicable.

Item 30. Undertakings
         ------------

         Not applicable.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 2nd day of April, 2004.


                                   CREDIT SUISSE INSTITUTIONAL MONEY MARKET
                                   FUND, INC.




                                   By: /s/ Joseph D. Gallagher
                                   ---------------------------
                                   Joseph D. Gallagher
                                   Chairman and Chief Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:




Signature                                                      Title                        Date
---------                                                      -----                        ----
/s/Joseph D. Gallagher                           Chairman and Chief Executive       April 2, 2004
----------------------                           Officer
Joseph D. Gallagher

/s/Michael A. Pignataro                          Treasurer and Chief Financial      April 2, 2004
---------------------------                      Officer
   Michael A. Pignataro

/s/William W. Priest*                            Director                           April 2, 2004
---------------------------
   William W. Priest

/s/Richard H. Francis*                           Director                           April 2, 2004
---------------------------
   Richard H. Francis

/s/Jack W. Fritz*                                Director                           April 2, 2004
------------------
   Jack W. Fritz

/s/Jeffrey E. Garten*                            Director                           April 2, 2004
--------------
   Jeffrey E. Garten

/s/James S. Pasman, Jr.*                         Director                           April 2, 2004
---------------------------
   James S. Pasman, Jr.

/s/Steven N. Rappaport*                          Director                           April 2, 2004
---------------------------
   Steven N. Rappaport

/s/Peter F. Krogh*                               Director                           April 2, 2004
------------------
   Peter F. Krogh

*By:/s/Michael A. Pignataro                                                         April 2, 2004
    -----------------------
     Michael A. Pignataro as Attorney-in-Fact


                                INDEX TO EXHIBITS

Exhibit No.         Description of Exhibit
-----------         ----------------------


a(2)                Articles of Amendment of Articles of Incorporation dated
                    June 18, 2003.


j(1)                Consent of PricewaterhouseCoopers LLP, Independent Auditors.

 (2)                Powers of Attorney.